UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04443

Eaton Vance Investment Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

March 31

Date of Fiscal Year End

September 30, 2020

Date of Reporting Period

Item 1.	Reports to Stockholders

Eaton Vance

Floating-Rate Municipal Income Fund

Semiannual Report

September 30, 2020

Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (eatonvance.com/funddocuments), and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you are a direct investor, you may elect to receive shareholder reports and other communications from the Fund electronically by signing up for e-Delivery at eatonvance.com/edelivery. If you own your shares through a financial intermediary (such as a broker-dealer or bank), you must contact your financial intermediary to sign up.

You may elect to receive all future Fund shareholder reports in paper free of charge. If you are a direct investor, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-262-1122. If you own these shares through a financial intermediary, you must contact your financial intermediary or follow instructions included with this disclosure, if applicable, to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Eaton Vance funds held directly or to all funds held through your financial intermediary, as applicable.

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report September 30, 2020

Eaton Vance

Floating-Rate Municipal Income Fund

Eaton Vance

Floating-Rate Municipal Income Fund

September 30, 2020

Performance1,2

Portfolio Managers Craig R. Brandon, CFA and Adam A. Weigold, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years

Class A at NAV	06/27/1996	05/29/1992	–0.17%	0.07%	0.89%	1.02%
Class A with 2.25% Maximum Sales Charge	—	—	–2.45	–2.21	0.42	0.79
Class I at NAV	08/03/2010	05/29/1992	–0.09	0.22	1.04	1.18

Bloomberg Barclays 1 Year Municipal Bond Index	—	—	1.57%	2.24%	1.40%	1.14%

% Total Annual Operating Expense Ratios[3]					Class A	Class I

					0.59%	0.44%

% Distribution Rates/Yields[4]					Class A	Class I

Distribution Rate					0.15%	0.29%
Taxable-Equivalent Distribution Rate					0.25	0.49

SEC 30-day Yield					0.15	0.30
Taxable-Equivalent SEC 30-day Yield					0.25	0.51

Fund Profile

Credit Quality (% of total investments)5

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Floating-Rate Municipal Income Fund

September 30, 2020

Endnotes and Additional Disclosures

[1]

Bloomberg Barclays 1 Year Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. with maturities ranging from 1-2 years. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Effective August 19, 2013, the Fund changed its investment objective and policies. Prior to August 19, 2013, the Fund employed a strategy of investing in fixed-rate bonds with a dollar-weighted average portfolio duration of between three and nine years. Performance prior to August 19, 2013 reflects the Fund’s performance under its former investment objective and policies.

[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as tax-exempt income, qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099- DIV and provided to the shareholder shortly after each year-end. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. As portfolio and market conditions change, the rate of distributions paid by the Fund could change. Taxable-equivalent performance is based on the highest combined federal and state income tax rates, where applicable. Lower tax rates would result in lower tax-equivalent performance. Actual tax rates will vary depending on your income, exemptions and deductions. Rates do not include local taxes. The SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30-day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ.

[5]

Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Fund profile subject to change due to active management.

3

Eaton Vance

Floating-Rate Municipal Income Fund

September 30, 2020

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2020 – September 30, 2020).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (4/1/20)	Ending Account Value (9/30/20)	Expenses Paid During Period* (4/1/20 – 9/30/20)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$998.30	$2.86	0.57%
Class I	$1,000.00	$999.10	$2.10	0.42%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,022.20	$2.89	0.57%
Class I	$1,000.00	$1,023.00	$2.13	0.42%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on March 31, 2020.

4

Eaton Vance

Floating-Rate Municipal Income Fund

September 30, 2020

Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Securities — 97.6%
Security	Principal Amount (000’s omitted)	Value

Education — 9.2%

California Infrastructure and Economic Development Bank, (The Colburn School), 1.31%, (SIFMA + 1.20%), 6/1/22 (Put Date), 8/1/37(1)	$20,000	$20,084,600

Lehigh County General Purpose Authority, PA, (Muhlenberg College), 0.69%, (SIFMA + 0.58%), 11/1/24 (Put Date), 11/1/37(1)	3,835	3,823,802

Montana State University, 0.56%, (SIFMA + 0.45%), 9/1/23 (Put Date), 11/15/35(1)	1,680	1,678,354

Ohio Higher Educational Facility Commission, (Case Western Reserve University), 0.529%, (70% of 1 mo. USD LIBOR + 0.42%), 4/1/22 (Put Date), 10/1/44(1)	6,750	6,744,397

University of Michigan, 0.38%, (SIFMA + 0.27%), 4/1/22 (Put Date), 4/1/33(1)	3,440	3,442,236

University of North Carolina at Chapel Hill, 0.454%, (67% of 1 mo. USD LIBOR + 0.35%), 12/1/21 (Put Date), 12/1/41(1)	5,000	5,000,350

		$40,773,739

Electric Utilities — 4.5%

Long Island Power Authority, NY, Electric System Revenue, Series 2014C, 0.859%, (70% of 1 mo. USD LIBOR + 0.75%), 10/1/23 (Put Date), 5/1/33(1)	$5,050	$5,048,586

Long Island Power Authority, NY, Electric System Revenue, Series 2015C, 0.859%, (70% of 1 mo. USD LIBOR + 0.75%), 10/1/23 (Put Date), 5/1/33(1)	1,750	1,749,528

Oklahoma Municipal Power Authority, 0.50%, (SIFMA + 0.39%), 1/1/23(1)	5,035	5,034,496

Seattle, WA, Municipal Light and Power Revenue, 0.60%, (SIFMA + 0.49%), 11/1/23 (Put Date), 11/1/46(1)	8,000	8,028,480

		$19,861,090

General Obligations — 10.1%

Bethlehem Area School District Authority, PA, 0.586%, (70% of 1 mo. USD LIBOR + 0.48%), 11/1/21 (Put Date), 7/1/31(1)	$2,000	$1,985,980

Bethlehem Area School District Authority, PA, 0.596%, (70% of 1 mo. USD LIBOR + 0.49%), 11/1/21 (Put Date), 1/1/30(1)	7,955	7,900,111

Connecticut, 0.86%, (SIFMA + 0.75%), 3/1/21(1)	275	275,547

Connecticut, 0.96%, (SIFMA + 0.85%), 3/1/22(1)	700	704,977

Delaware Valley Regional Finance Authority, PA, 0.64%, (SIFMA + 0.53%), 9/1/23 (Put Date), 9/1/48(1)	9,100	9,017,918

Delaware Valley Regional Finance Authority, PA, 0.864%, (67% of 1 mo. USD LIBOR + 0.76%), 9/1/24 (Put Date), 9/1/48(1)	10,000	9,987,700

Illinois, 5.125%, 5/1/22	500	521,950

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)

Katy Independent School District, TX, (PSF Guaranteed), 0.38%, (67% of 1 mo. USD LIBOR + 0.28%), 8/16/21 (Put Date), 8/15/36(1)	$4,800	$4,784,976

Manheim Township School District, PA, 0.575%, (68% of 1 mo. USD LIBOR + 0.47%), 11/1/21 (Put Date), 5/1/25(1)	3,400	3,382,830

Massachusetts, 0.718%, (67% of 3 mo. USD LIBOR + 0.55%), 11/1/25(1)	6,400	6,391,552

		$44,953,541

Hospital — 26.8%

Arizona Health Facilities Authority, (Phoenix Children’s Hospital), 1.96%, (SIFMA + 1.85%), 2/1/23 (Put Date), 2/1/48(1)	$7,500	$7,627,950

Charlotte-Mecklenburg Hospital Authority, NC, (Atrium Health), 0.71%, (SIFMA + 0.60%), 12/1/23 (Put Date), 1/15/48(1)	5,000	5,003,550

Charlotte-Mecklenburg Hospital Authority, NC, (Carolinas HealthCare System), (SPA: JPMorgan Chase Bank, N.A.), 0.13%, 1/15/37(2)	1,500	1,500,000

Colorado Health Facilities Authority, (Valley View Hospital Association), 2.80% to 5/15/23 (Put Date), 5/15/42	2,845	2,971,432

Geisinger Authority, PA, (Geisinger Health System Foundation), 1.167%, (67% of 1 mo. USD LIBOR + 1.07%), 6/1/24 (Put Date), 6/1/28(1)	2,000	1,994,980

Harris County Cultural Education Facilities Finance Corp., TX, (Memorial Hermann Health System), 0.68%, (SIFMA + 0.57%), 12/4/24 (Put Date), 12/1/49(1)	1,800	1,791,036

Illinois Finance Authority, (Edward-Elmhurst Healthcare), 0.86%, (SIFMA + 0.75%), 7/1/23 (Put Date), 1/1/46(1)	7,500	7,504,425

Indiana Finance Authority, (Parkview Health), 0.66%, (SIFMA + 0.55%), 11/1/23 (Put Date), 11/1/39(1)	6,785	6,783,711

Iowa Finance Authority, (Iowa Health System), 0.69%, (SIFMA + 0.58%), 1/4/24 (Put Date), 2/15/35(1)(3)	11,210	11,137,471

Irving Hospital Authority, TX, (Baylor Scott & White Medical Center - Irving), 1.21%, (SIFMA + 1.10%), 10/15/23 (Put Date), 10/15/44(1)	1,665	1,627,771

Louisiana Public Facilities Authority, (Louisiana Children’s Medical Center), 0.76%, (SIFMA + 0.65%), 9/1/23 (Put Date), 9/1/57(1)	10,000	9,982,200

Michigan Finance Authority, (McLaren Health Care), 0.503%, (68% of 1 mo. USD LIBOR + 0.40%), 10/15/21 (Put Date), 10/15/30(1)	890	884,224

Michigan Finance Authority, (Trinity Health Credit Group), 0.59%, (SIFMA + 0.48%), 2/1/22 (Put Date), 3/1/51(1)	5,000	4,999,450

Michigan Finance Authority, (Trinity Health Credit Group), 0.641%, (67% of 1 mo. USD LIBOR + 0.54%), 12/1/20 (Put Date), 12/1/39(1)	5,100	5,098,980

Montgomery County Higher Education and Health Authority, PA, (Thomas Jefferson University), 0.83%, (SIFMA + 0.72%), 9/1/23 (Put Date), 9/1/51(1)	10,500	10,496,640

5	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Municipal Income Fund

September 30, 2020

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)

Northampton County General Purpose Authority, PA, (St. Luke’s University Health Network), 1.149%, (70% of 1 mo. USD LIBOR + 1.04%), 8/15/24 (Put Date), 8/15/48(1)	$2,000	$1,993,560

Ohio, (Cleveland Clinic Health System), 0.51%, (SIFMA + 0.40%), 6/1/23 (Put Date), 1/1/52(1)	18,440	18,371,587

Southcentral Pennsylvania General Authority, (WellSpan Health Obligated Group), 0.71%, (SIFMA + 0.60%), 6/1/24 (Put Date), 6/1/49(1)	7,500	7,502,025

Washington Health Care Facilities Authority, (Catholic Health Initiatives), 1.11%, (SIFMA + 1.00%), 1/1/21 (Put Date), 1/1/35(1)	3,000	2,994,630

Wisconsin Health and Educational Facilities Authority, (Advocate Aurora Health Credit Group), 0.66%, (SIFMA + 0.55%), 7/26/23 (Put Date), 8/15/54(1)	1,000	1,000,420

Wisconsin Health and Educational Facilities Authority, (Advocate Aurora Health Credit Group), 0.76%, (SIFMA + 0.65%), 7/31/24 (Put Date), 8/15/54(1)	8,200	8,212,874

		$119,478,916

Housing — 9.9%

Massachusetts Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 0.459%, (70% of 1 mo. USD LIBOR + 0.35%), 6/1/21 (Put Date), 12/1/48(1)	$4,000	$4,000,080

Massachusetts Housing Finance Agency, (Mill Road Apartments), 0.66%, (SIFMA + 0.55%), 11/1/23 (Put Date), 11/1/48(1)	3,955	3,955,000

Massachusetts Housing Finance Agency, (Single Family Housing), 0.44%, (SIFMA + 0.33%), 12/1/21 (Put Date), 12/1/48(1)	3,775	3,775,264

Minnesota Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 0.54%, (SIFMA + 0.43%), 7/3/23 (Put Date), 1/1/45(1)	10,000	9,999,600

Minnesota Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 0.66%, (SIFMA + 0.55%), 12/12/23 (Put Date), 7/1/41(1)	10,000	10,025,300

Pennsylvania Housing Finance Agency, 0.676%, (70% of 1 mo. USD LIBOR + 0.57%), 10/1/23 (Put Date), 10/1/47(1)	2,440	2,438,317

Pennsylvania Housing Finance Agency, 0.706%, (70% of 1 mo. USD LIBOR + 0.60%), 6/1/23 (Put Date), 10/1/45(1)	5,000	5,005,100

Washington Housing Finance Commission, 0.66%, (SIFMA + 0.55%), 10/1/23 (Put Date), 12/1/48(1)	5,000	5,012,150

		$44,210,811

Industrial Development Revenue — 2.6%

Mission Economic Development Corp., TX, (Waste Management, Inc.), (AMT), 0.91%, (SIFMA + 0.80%), 11/1/21 (Put Date), 11/1/48(1)	$5,000	$5,001,950

Security	Principal Amount (000’s omitted)	Value

Industrial Development Revenue (continued)

National Finance Authority, NH, (Waste Management, Inc.), (AMT), 0.86%, (SIFMA + 0.75%), 10/1/21 (Put Date), 10/1/33(1)	$6,750	$6,751,080

		$11,753,030

Insured – General Obligations — 1.2%

Allegheny County, PA, (AGM), 0.718%, (67% of 3 mo. USD LIBOR + 0.55%), 11/1/26(1)	$5,230	$5,174,144

		$5,174,144

Insured – Lease Revenue / Certificates of Participation — 0.4%

Kentucky Asset/Liability Commission, (NPFG), 0.718%, (67% of 3 mo. USD LIBOR + 0.55%), 11/1/25(1)	$2,000	$1,973,080

		$1,973,080

Insured – Transportation — 0.6%

Metropolitan Transportation Authority, NY, (AGM), 0.407%, (69% of 1 mo. USD LIBOR + 0.30%), 4/1/21 (Put Date), 11/1/32(1)	$1,500	$1,483,560

Metropolitan Transportation Authority, NY, (AGM), 0.787%, (69% of 1 mo. USD LIBOR + 0.68%), 4/6/21 (Put Date), 11/1/32(1)	1,250	1,238,237

		$2,721,797

Lease Revenue / Certificates of Participation — 0.5%

New Jersey Economic Development Authority, (School Facilities Construction), 1.66%, (SIFMA + 1.55%), 9/1/27(1)	$2,000	$1,976,980

		$1,976,980

Other Revenue — 16.5%

Black Belt Energy Gas District, AL, 0.73%, (SIFMA + 0.62%), 12/1/23 (Put Date), 12/1/48(1)	$20,000	$20,027,600

California Infrastructure and Economic Development Bank, (California Academy of Sciences), 0.486%, (70% of 1 mo. USD LIBOR + 0.38%), 8/1/21 (Put Date), 8/1/47(1)	10,000	9,967,200

California Infrastructure and Economic Development Bank, (Museum Associates), 0.754%, (70% of 1 mo. USD LIBOR + 0.65%), 2/1/21 (Put Date), 12/1/50(1)	3,000	2,999,010

Northern California Gas Authority No. 1, Gas Project Revenue, 0.918%, (67% of 3 mo. USD LIBOR + 0.72%), 7/1/27(1)	3,665	3,629,486

Patriots Energy Group Financing Agency, SC, Gas Supply Revenue, (Liq: Royal Bank of Canada), 0.96%, (67% of 1 mo. USD LIBOR + 0.86%), 2/1/24 (Put Date), 10/1/48(1)	17,500	17,529,400

Southeast Alabama Gas Supply District, (Project No. 2), 0.954%, (67% of 1 mo. USD LIBOR + 0.85%), 6/1/24 (Put Date), 6/1/49(1)	5,000	4,986,450

6	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Municipal Income Fund

September 30, 2020

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Other Revenue (continued)

Washington Health Care Facilities Authority, (Fred Hutchinson Cancer Research Center), 1.16%, (SIFMA + 1.05%), 7/3/23 (Put Date), 1/1/42(1)	$12,000	$12,120,480

Washington Health Care Facilities Authority, (Fred Hutchinson Cancer Research Center), 1.201%, (67% of 1 mo. USD LIBOR + 1.10%), 7/1/22 (Put Date), 1/1/42(1)	2,000	2,012,400

		$73,272,026

Special Tax Revenue — 0.0%(4)

New River Community Development District, FL, (Capital Improvements), 5.00%, 5/1/13(5)	$35	$0

New River Community Development District, FL, (Capital Improvements), Series 2010A-2, 5.75%, 5/1/38	60	60,155

Sterling Hill Community Development District, FL, (Capital Improvements), 5.50%, 11/1/10(5)	90	56,873

		$117,028

Transportation — 14.4%

Bay Area Toll Authority, CA, (San Francisco Bay Area), 0.757%, (70% of 3 mo. USD LIBOR + 0.55%), 4/1/21 (Put Date), 4/1/45(1)	$12,000	$12,000,480

E-470 Public Highway Authority, CO, 0.517%, (67% of 1 mo. USD LIBOR + 0.42%), 9/1/21 (Put Date), 9/1/39(1)	5,000	5,000,150

Metropolitan Transportation Authority, NY, 0.54%, (SIFMA + 0.43%), 2/1/25 (Put Date), 11/1/31(1)	20,000	18,022,800

New Jersey Transportation Trust Fund Authority, (Transportation Program), 1.31%, (SIFMA + 1.20%), 12/15/21 (Put Date), 6/15/34(1)	9,000	9,003,330

New Jersey Turnpike Authority, 0.569%, (70% of 1 mo. USD LIBOR + 0.46%), 1/1/21 (Put Date), 1/1/28(1)	2,000	1,999,660

Pennsylvania Turnpike Commission, 0.71%, (SIFMA + 0.60%), 12/1/23(1)	1,000	1,004,700

Pennsylvania Turnpike Commission, 0.81%, (SIFMA + 0.70%), 12/1/23(1)	2,500	2,514,350

South Carolina Transportation Infrastructure Bank, 0.554%, (67% of 1 mo. USD LIBOR + 0.45%), 10/1/22 (Put Date), 10/1/31(1)	7,955	7,915,623

Triborough Bridge and Tunnel Authority, NY, 0.804%, (67% of 1 mo. USD LIBOR + 0.70%), 2/1/21 (Put Date), 1/1/32(1)	6,605	6,609,293

		$64,070,386

Water and Sewer — 0.9%

North Penn Water Authority, PA, 0.27%, (SIFMA + 0.16%), 11/1/20(1)	$1,000	$999,790

North Penn Water Authority, PA, 0.47%, (SIFMA + 0.36%), 11/1/22(1)	1,450	1,443,765

Security	Principal Amount (000’s omitted)	Value

Water and Sewer (continued)

North Penn Water Authority, PA, 0.67%, (SIFMA + 0.56%), 11/1/24(1)	$1,690	$1,679,691

		$4,123,246

Total Tax-Exempt Municipal Securities — 97.6% (identified cost $436,979,914)		$434,459,814

Other Assets, Less Liabilities — 2.4%		$10,864,924

Net Assets — 100.0%		$445,324,738

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At September 30, 2020, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

Pennsylvania	17.6%

California	11.0%

Others, representing less than 10% individually	69.0%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At September 30, 2020, 2.3% of total investments are backed by bond insurance of various financial guaranty assurance agencies. The aggregate percentage insured by an individual financial guaranty assurance agency ranged from 0.5% to 1.8% of total investments.

(1)	Floating rate security. The stated interest rate represents the rate in effect at September 30, 2020.

(2)

Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at September 30, 2020.

(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At September 30, 2020, the aggregate value of these securities is $11,137,471 or 2.5% of the Fund’s net assets.

(4)	Amount is less than 0.05%.

(5)	Issuer is in default with respect to interest and/or principal payments.

7	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Municipal Income Fund

September 30, 2020

Portfolio of Investments (Unaudited) — continued

Abbreviations:

AGM	–	Assured Guaranty Municipal Corp.

AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FHLMC	–	Federal Home Loan Mortgage Corp.

FNMA	–	Federal National Mortgage Association

GNMA	–	Government National Mortgage Association

LIBOR	–	London Interbank Offered Rate

Liq	–	Liquidity Provider

NPFG	–	National Public Finance Guarantee Corp.

PSF	–	Permanent School Fund

SIFMA	–	Securities Industry and Financial Markets Association Municipal Swap Index

SPA	–	Standby Bond Purchase Agreement

USD	–	United States Dollar

8	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Municipal Income Fund

September 30, 2020

Statement of Assets and Liabilities (Unaudited)

Assets	September 30, 2020

Investments, at value (identified cost, $436,979,914)	$434,459,814

Cash	3,934,791

Interest receivable	404,700

Receivable for investments sold	8,905,000

Receivable for Fund shares sold	80,069

Total assets	$447,784,374

Liabilities

Payable for Fund shares redeemed	$2,140,975

Distributions payable	10,813

Payable to affiliates:

Investment adviser fee	120,299

Distribution and service fees	27,835

Accrued expenses	159,714

Total liabilities	$2,459,636

Net Assets	$445,324,738

Sources of Net Assets

Paid-in capital	$450,815,896

Accumulated loss	(5,491,158)

Net Assets	$445,324,738

Class A Shares

Net Assets	$221,559,072

Shares Outstanding	22,687,731

Net Asset Value and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$9.77

Maximum Offering Price Per Share

(100 ÷ 97.75 of net asset value per share)	$9.99

Class I Shares

Net Assets	$223,765,666

Shares Outstanding	22,901,275

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$9.77

On sales of $100,000 or more, the offering price of Class A shares is reduced.

9	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Municipal Income Fund

September 30, 2020

Statement of Operations (Unaudited)

Investment Income	Six Months Ended September 30, 2020

Interest	$2,170,263

Total investment income	$2,170,263

Expenses

Investment adviser fee	$812,723

Distribution and service fees

Class A	187,037

Trustees’ fees and expenses	13,371

Custodian fee	75,793

Transfer and dividend disbursing agent fees	34,518

Legal and accounting services	24,462

Printing and postage	11,274

Registration fees	40,617

Miscellaneous	30,273

Total expenses	$1,230,068

Net investment income	$940,195

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$(1,326,578)

Net realized loss	$(1,326,578)

Change in unrealized appreciation (depreciation) —

Investments	$(1,420,156)

Net change in unrealized appreciation (depreciation)	$(1,420,156)

Net realized and unrealized loss	$(2,746,734)

Net decrease in net assets from operations	$(1,806,539)

10	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Municipal Income Fund

September 30, 2020

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended September 30, 2020 (Unaudited)	Year Ended March 31, 2020

From operations —

Net investment income	$940,195	$10,354,893

Net realized loss	(1,326,578)	(1,092,745)

Net change in unrealized appreciation (depreciation)	(1,420,156)	(1,389,159)

Net increase (decrease) in net assets from operations	$(1,806,539)	$7,872,989

Distributions to shareholders —

Class A	$(366,911)	$(3,936,734)

Class I	(556,404)	(6,398,797)

Total distributions to shareholders	$(923,315)	$(10,335,531)

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Class A	$10,832,815	$216,416,435

Class I	52,331,628	225,365,243

Net asset value of shares issued to shareholders in payment of distributions declared

Class A	361,514	3,815,304

Class I	457,028	5,547,624

Cost of shares redeemed

Class A	(70,021,751)	(194,335,552)

Class I	(116,331,372)	(403,345,225)

Net decrease in net assets from Fund share transactions	$(122,370,138)	$(146,536,171)

Net decrease in net assets	$(125,099,992)	$(148,998,713)

Net Assets

At beginning of period	$570,424,730	$719,423,443

At end of period	$445,324,738	$570,424,730

11	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Municipal Income Fund

September 30, 2020

Financial Highlights

	Class A

	Six Months Ended September 30, 2020 (Unaudited)		Year Ended March 31,
			2020		2019		2018	2017	2016

Net asset value — Beginning of period	$9.800		$9.830		$9.830		$9.800	$9.800	$9.900

Income (Loss) From Operations

Net investment income(1)	$0.015		$0.138		$0.147		$0.090	$0.064	$0.053

Net realized and unrealized gain (loss)	(0.031)		(0.029)		(0.001)		0.029	0.005	(0.099)

Total income (loss) from operations	$(0.016)		$0.109		$0.146		$0.119	$0.069	$(0.046)

Less Distributions

From net investment income	$(0.014)		$(0.139)		$(0.146)		$(0.089)	$(0.069)	$(0.053)

From net realized gain	—		—		—		—	—	(0.001)

Total distributions	$(0.014)		$(0.139)		$(0.146)		$(0.089)	$(0.069)	$(0.054)

Net asset value — End of period	$9.770		$9.800		$9.830		$9.830	$9.800	$9.800

Total Return(2)	(0.17	)%(3)	1.12	%(4)	1.49	%(4)	1.22%	0.71%	(0.46)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$221,559		$281,709		$257,118		$160,528	$139,418	$129,593

Ratios (as a percentage of average daily net assets):

Expenses(5)	0.57	%(6)	0.59	%(4)	0.60	%(4)	0.60%	0.63%	0.61%

Net investment income	0.30	%(6)	1.40%		1.49%		0.92%	0.65%	0.54%

Portfolio Turnover	0	%(3)(7)	49%		43%		78%	71%	7%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

The investment adviser and administrator reimbursed certain operating expenses (equal to less than 0.005% of average daily net assets for each of the years ended March 31, 2020 and 2019). Absent this reimbursement, total return would be lower.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

(7)	Amount is less than 1%.

12	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Municipal Income Fund

September 30, 2020

Financial Highlights — continued

	Class I

	Six Months Ended September 30, 2020 (Unaudited)		Year Ended March 31,
			2020		2019		2018	2017	2016

Net asset value — Beginning of period	$9.800		$9.840		$9.830		$9.800	$9.800	$9.910

Income (Loss) From Operations

Net investment income(1)	$0.022		$0.154		$0.162		$0.106	$0.075	$0.067

Net realized and unrealized gain (loss)	(0.031)		(0.039)		0.008		0.028	0.009	(0.108)

Total income (loss) from operations	$(0.009)		$0.115		$0.170		$0.134	$0.084	$(0.041)

Less Distributions

From net investment income	$(0.021)		$(0.155)		$(0.160)		$(0.104)	$(0.084)	$(0.068)

From net realized gain	—		—		—		—	—	(0.001)

Total distributions	$(0.021)		$(0.155)		$(0.160)		$(0.104)	$(0.084)	$(0.069)

Net asset value — End of period	$9.770		$9.800		$9.840		$9.830	$9.800	$9.800

Total Return(2)	(0.09	)%(3)	1.17	%(4)	1.75	%(4)	1.37%	0.86%	(0.41)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$223,766		$288,716		$462,305		$242,928	$139,300	$29,849

Ratios (as a percentage of average daily net assets):

Expenses(5)	0.42	%(6)	0.44	%(4)	0.45	%(4)	0.45%	0.48%	0.46%

Net investment income	0.45	%(6)	1.56%		1.65%		1.08%	0.77%	0.69%

Portfolio Turnover	0	%(3)(7)	49%		43%		78%	71%	7%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)

The investment adviser and administrator reimbursed certain operating expenses (equal to less than 0.005% of average daily net assets for each of the years ended March 31, 2020 and 2019). Absent this reimbursement, total return would be lower.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

(7)	Amount is less than 1%.

13	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Municipal Income Fund

September 30, 2020

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Floating-Rate Municipal Income Fund (the Fund) is a diversified series of Eaton Vance Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to provide current income exempt from regular federal income tax. The Fund offers two classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. The Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by the Fund, as exempt-interest dividends.

As of September 30, 2020, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an

14

Eaton Vance

Floating-Rate Municipal Income Fund

September 30, 2020

Notes to Financial Statements (Unaudited) — continued

express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Interim Financial Statements — The interim financial statements relating to September 30, 2020 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

The net investment income of the Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At March 31, 2020, the Fund, for federal income tax purposes, had deferred capital losses of $1,638,426 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at March 31, 2020, $484,048 are short-term and $1,154,378 are long-term.

The cost and unrealized appreciation (depreciation) of investments of the Fund at September 30, 2020, as determined on a federal income tax basis, were as follows:

Aggregate cost	$436,923,251

Gross unrealized appreciation	$487,500

Gross unrealized depreciation	(2,950,937)

Net unrealized depreciation	$(2,463,437)

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM) and an indirect subsidiary of Eaton Vance Corp., as compensation for management and investment advisory services rendered to the Fund. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities) and is payable monthly. The annual asset rate and daily income rate are 0.30% and 3.00%, respectively, on average daily net assets of up to $500 million, 0.275% and 2.75%, respectively, on average daily net assets of $500 million but less than $1 billion and at reduced rates on daily net assets of $1 billion or more. For the six months ended September 30, 2020, the investment adviser fee amounted to $812,723 or 0.33% (annualized) of the Fund’s average daily net assets.

EVM serves as the administrator of the Fund, but receives no compensation. EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended September 30, 2020, EVM earned $1,089 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $459 as its portion of the sales charge on sales of Class A shares for the six months ended September 30, 2020. EVD also received distribution and service fees from Class A shares (see Note 4).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended September 30, 2020, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of the above organizations.

15

Eaton Vance

Floating-Rate Municipal Income Fund

September 30, 2020

Notes to Financial Statements (Unaudited) — continued

4  Distribution Plan

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee not exceeding 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Trustees approved distribution and service fee payments equal to 0.15% per annum of the Fund’s average daily net assets attributable to Class A shares. Distribution and service fees paid or accrued to EVD for the six months ended September 30, 2020 amounted to $187,037 for Class A shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $2,000,000 and $150,178,388, respectively, for the six months ended September 30, 2020.

6  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended September 30, 2020 (Unaudited)	Year Ended March 31, 2020

Sales	1,114,255	21,990,575

Issued to shareholders electing to receive payments of distributions in Fund shares	37,295	387,971

Redemptions	(7,216,341)	(19,780,187)

Net increase (decrease)	(6,064,791)	2,598,359

Class I	Six Months Ended September 30, 2020 (Unaudited)	Year Ended March 31, 2020

Sales	5,381,133	22,895,259

Issued to shareholders electing to receive payments of distributions in Fund shares	47,085	563,744

Redemptions	(11,979,074)	(41,010,299)

Net decrease	(6,550,856)	(17,551,296)

7  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in an $800 million unsecured line of credit agreement with a group of banks, which is in effect through October 27, 2020. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended September 30, 2020. Effective October 27, 2020, the Fund renewed its line of credit agreement, which expires October 26, 2021, at substantially the same terms.

16

Eaton Vance

Floating-Rate Municipal Income Fund

September 30, 2020

Notes to Financial Statements (Unaudited) — continued

8  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2020, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Municipal Securities	$—	$434,459,814	$—	$434,459,814

Total Investments	$—	$434,459,814	$—	$434,459,814

9  Risks and Uncertainties

Pandemic Risk

An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in December 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, the economies of individual countries, individual companies, and the market in general, and may continue to do so in significant and unforeseen ways, as may other epidemics and pandemics that may arise in the future. Any such impact could adversely affect the Fund’s performance, or the performance of the securities in which the Fund invests.

10  Subsequent Event

On October 8, 2020, Morgan Stanley and Eaton Vance Corp. (“Eaton Vance”) announced that they had entered into a definitive agreement under which Morgan Stanley would acquire Eaton Vance. Under the Investment Company Act of 1940, as amended, consummation of this transaction may result in the automatic termination of the Fund’s investment advisory agreement, and any related sub-advisory agreement(s), if applicable. Thus, the Fund’s Board will be asked to approve a new investment advisory agreement (and new sub-advisory agreement(s), if applicable). If approved by the Fund’s Board, the new investment advisory agreement (and new sub-advisory agreement(s), if applicable) is expected to be presented to Fund shareholders for approval, and, if approved, would take effect upon the closing of the transaction.

17

Eaton Vance

Floating-Rate Municipal Income Fund

September 30, 2020

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting held on April 22, 2020 (the “April 2020 Meeting”), the Boards of Trustees/Directors comprised of the same individuals (collectively, the “Board”) that oversees a majority of the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements(1) for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee exclusively comprised of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of formal meetings held between February and April 2020. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.

In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (additional fund-specific information is referenced below under “Results of the Contract Review Process”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, as relevant, total return data, income data, Sharpe ratios and information ratios) to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;

•

In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board;

•

Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other mutual funds, collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund(s), if any;

•	Profitability analyses with respect to the adviser and sub-adviser to each of the funds;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;

•	The procedures and processes used to determine the fair value of fund assets, when necessary, and actions taken to monitor and test the effectiveness of such procedures and processes;

•

Information about the policies and practices of each fund’s adviser and sub-adviser (in the context of a sub-adviser, only those with trading responsibilities) with respect to trading, including their processes for seeking best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser (in the context of a sub-adviser, only those with trading responsibilities) to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to the portfolio turnover rate of each fund;

Information about each Adviser and Sub-adviser

•	Reports detailing the financial results and condition of the adviser and sub-adviser to each fund;

•

Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other mutual funds and investment accounts, as applicable;

(1)

Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report.

18

Eaton Vance

Floating-Rate Municipal Income Fund

September 30, 2020

Board of Trustees’ Contract Approval — continued

•	The Code of Ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, if any, including descriptions of their various compliance programs and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund, if any;

•

A description of Eaton Vance Management’s and Boston Management and Research’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning oversight of the relationship with the custodian, subcustodians and fund accountants by the adviser and/or administrator to each of the funds;

•

For an Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices, trading volume data, distribution rates and other relevant matters; and

•	The terms of each investment advisory agreement and sub-advisory agreement.

During the various meetings of the Board and its committees throughout the twelve months ended April 2020, the Trustees received information from portfolio managers and other investment professionals of the advisers and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Trustees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management, Boston Management and Research and fund sub-advisers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular teleconferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.

The Contract Review Committee was advised throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.

In voting its approval of the continuation of existing investment advisory agreements and sub-advisory agreements at the April 2020 Meeting, the Board relied on an order issued by the Securities and Exchange Commission on March 25, 2020, which provided temporary relief from the in-person voting requirements under Section 15 of the 1940 Act in response to the impacts of the COVID-19 pandemic.

Results of the Contract Review Process

Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement between Eaton Vance Floating-Rate Municipal Income Fund (the “Fund”) and Boston Management and Research (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, recommended to the Board approval of the agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement for the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.

The Board considered the Adviser’s management capabilities and investment processes in light of the types of investments held by the Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. In particular, the Board considered, where relevant, the abilities and experience of the Adviser’s investment professionals in analyzing factors such as credit risk, tax efficiency, and special considerations relevant to investing in municipal obligations. The Board considered the Adviser’s municipal bond team, which includes investment professionals and credit specialists who provide services to the Fund. The Board also took into account

19

Eaton Vance

Floating-Rate Municipal Income Fund

September 30, 2020

Board of Trustees’ Contract Approval — continued

the resources dedicated to portfolio management and other services, the compensation methods of the Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered other administrative services provided or overseen by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as an appropriate benchmark index, and assessed the Fund’s performance on the basis of total return and current income return. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended September 30, 2019. In this regard, the Board noted that the performance of the Fund was lower than the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was lower than its benchmark index for the three-year period. The Board considered, among other things, the Adviser’s efforts to generate competitive levels of tax exempt current income over time through investments that, relative to its comparable funds, focus on higher quality municipal bonds with longer maturities. The Board noted that the performance of the Fund relative to its peer group and benchmark index during the three-year period was adversely impacted by the Fund’s 80% policy to invest in shorter duration floating-rate instruments, which underperformed slightly longer duration fixed-rate instruments during a period of a flattening yield curve.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended September 30, 2019, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered certain factors identified by management in response to inquiries from the Contract Review Committee regarding the Fund’s total expense ratio relative to comparable funds.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution or other services.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are deemed not to be excessive.

The Board also considered direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their respective relationships with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The

20

Eaton Vance

Floating-Rate Municipal Income Fund

September 30, 2020

Board of Trustees’ Contract Approval — continued

Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from any economies of scale in the future.

21

Eaton Vance

Floating-Rate Municipal Income Fund

September 30, 2020

Liquidity Risk Management Program

The Fund has implemented a written liquidity risk management program (Program) and related procedures to manage its liquidity in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (Liquidity Rule). The Liquidity Rule defines “liquidity risk” as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of the remaining investors’ interests in the fund. The Fund’s Board of Trustees/Directors has designated the investment adviser to serve as the administrator of the Program and the related procedures. The administrator has established a Liquidity Risk Management Oversight Committee (Committee) to perform the functions necessary to administer the Program. As part of the Program, the administrator is responsible for identifying illiquid investments and categorizing the relative liquidity of the Fund’s investments in accordance with the Liquidity Rule. Under the Program, the administrator assesses, manages, and periodically reviews the Fund’s liquidity risk, and is responsible for making certain reports to the Fund’s Board of Trustees/Directors and the Securities and Exchange Commission (SEC) regarding the liquidity of the Fund’s investments, and to notify the Board of Trustees/Directors and the SEC of certain liquidity events specified in the Liquidity Rule. The liquidity of the Fund’s portfolio investments is determined based on a number of factors including, but not limited to, relevant market, trading and investment-specific considerations under the Program.

At a meeting of the Fund’s Board of Trustees/Directors, the Committee provided a written report to the Fund’s Board of Trustees/Directors pertaining to the operation, adequacy, and effectiveness of implementation of the Program, as well as the operation of the highly liquid investment minimum (if applicable) for the period December 1, 2018 through December 31, 2019 (Review Period). The Program operated effectively during the Review Period, supporting the administrator’s ability to assess, manage and monitor Fund liquidity risk, including during periods of market volatility and net redemptions. During the Review Period, the Fund met redemption requests on a timely basis.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

22

Eaton Vance

Floating-Rate Municipal Income Fund

September 30, 2020

Officers and Trustees

Officers

Eric A. Stein

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Keith Quinton

Marcus L. Smith

Susan J. Sutherland

Scott E. Wennerholm

*	Interested Trustee

23

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each entity listed below has adopted a privacy policy and procedures (“Privacy Program”) Eaton Vance believes is reasonably designed to protect your personal information and to govern when and with whom Eaton Vance may share your personal information.

•

At the time of opening an account, Eaton Vance generally requires you to provide us with certain information such as name, address, social security number, tax status, account numbers, and account balances. This information is necessary for us to both open an account for you and to allow us to satisfy legal requirements such as applicable anti-money laundering reviews and know-your-customer requirements.

•

On an ongoing basis, in the normal course of servicing your account, Eaton Vance may share your information with unaffiliated third parties that perform various services for Eaton Vance and/or your account. These third parties include transfer agents, custodians, broker/dealers and our professional advisers, including auditors, accountants, and legal counsel. Eaton Vance may additionally share your personal information with our affiliates.

•	We believe our Privacy Program is reasonably designed to protect the confidentiality of your personal information and to prevent unauthorized access to that information.

•

We reserve the right to change our Privacy Program at any time upon proper notification to you. You may want to review our Privacy Program periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of protecting your personal information applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, and Calvert Funds. This Privacy Notice supersedes all previously issued privacy disclosures. For more information about our Privacy Program or about how your personal information may be used, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

24

Investment Adviser

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7642    9.30.20

Eaton Vance

National Limited Maturity Municipal Income Fund

Semiannual Report

September 30, 2020

Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (eatonvance.com/funddocuments), and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you are a direct investor, you may elect to receive shareholder reports and other communications from the Fund electronically by signing up for e-Delivery at eatonvance.com/edelivery. If you own your shares through a financial intermediary (such as a broker-dealer or bank), you must contact your financial intermediary to sign up.

You may elect to receive all future Fund shareholder reports in paper free of charge. If you are a direct investor, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-262-1122. If you own these shares through a financial intermediary, you must contact your financial intermediary or follow instructions included with this disclosure, if applicable, to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Eaton Vance funds held directly or to all funds held through your financial intermediary, as applicable.

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report September 30, 2020

Eaton Vance

National Limited Maturity Municipal Income Fund

Eaton Vance

National Limited Maturity Municipal Income Fund

September 30, 2020

Performance1,2

Portfolio Managers Adam A. Weigold, CFA, Christopher J. Eustance, CFA and Trevor G. Smith

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years

Class A at NAV	06/27/1996	05/22/1992	3.11%	2.54%	2.33%	2.71%
Class A with 2.25% Maximum Sales Charge	—	—	0.83	0.20	1.87	2.48
Class C at NAV	12/08/1993	05/22/1992	2.74	1.77	1.58	1.94
Class C with 1% Maximum Sales Charge	—	—	1.74	0.77	1.58	1.94
Class I at NAV	10/01/2009	05/22/1992	3.19	2.59	2.48	2.87

Bloomberg Barclays Short-Intermediate 1-10 Year Municipal Bond Index	—	—	3.75%	4.03%	2.70%	2.70%
Bloomberg Barclays 7 Year Municipal Bond Index	—	—	4.83	4.78	3.46	3.59

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I

				0.66%	1.41%	0.51%

% Distribution Rates/Yields[4]				Class A	Class C	Class I

Distribution Rate				2.29%	1.54%	2.44%
Taxable-Equivalent Distribution Rate				3.87	2.60	4.12
SEC 30-day Yield				0.61	–0.12	0.77
Taxable-Equivalent SEC 30-day Yield				1.02	–0.21	1.30

Fund Profile

Credit Quality (% of total investments)5

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

National Limited Maturity Municipal Income Fund

September 30, 2020

Endnotes and Additional Disclosures

[1]

Bloomberg Barclays Short-Intermediate 1-10 Year Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. with maturities ranging from 1-10 years. Bloomberg Barclays 7 Year Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. with maturities ranging from 6-8 years. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Effective May 1, 2020, the Fund changed its primary benchmark from the Bloomberg Barclays 7 Year Municipal Bond Index to the Bloomberg Barclays Short-Intermediate 1-10 Year Municipal Bond Index in connection with a change to the Fund’s investment policy with respect to its average portfolio duration (“Duration Policy”) because the investment adviser believes that the Bloomberg Barclays Short-Intermediate 1-10 Year Municipal Bond Index better reflects the Fund’s updated Duration Policy.

[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as tax-exempt income, qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099- DIV and provided to the shareholder shortly after each year-end. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. As portfolio and market conditions change, the rate of distributions paid by the Fund could change. Taxable-equivalent performance is based on the highest combined federal and state income tax rates, where applicable. Lower tax rates would result in lower tax-equivalent performance. Actual tax rates will vary depending on your income, exemptions and deductions. Rates do not include local taxes. The SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30-day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ.

[5]

Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s)

are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Fund profile subject to change due to active management.

3

Eaton Vance

National Limited Maturity Municipal Income Fund

September 30, 2020

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2020 – September 30, 2020).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (4/1/20)	Ending Account Value (9/30/20)	Expenses Paid During Period* (4/1/20 – 9/30/20)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,031.10	$3.36	0.66%
Class C	$1,000.00	$1,027.40	$7.17	1.41%
Class I	$1,000.00	$1,031.90	$2.60	0.51%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.80	$3.35	0.66%
Class C	$1,000.00	$1,018.00	$7.13	1.41%
Class I	$1,000.00	$1,022.50	$2.59	0.51%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on March 31, 2020.

4

Eaton Vance

National Limited Maturity Municipal Income Fund

September 30, 2020

Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Securities — 88.7%
Security	Principal Amount (000’s omitted)	Value

Bond Bank — 0.7%

Massachusetts Water Pollution Abatement Trust, 5.00%, 8/1/25	$3,000	$3,681,300

		$3,681,300

Education — 2.6%

Allegheny County Higher Education Building Authority, PA, (Duquesne University), 5.00%, 3/1/25	$100	$110,413

Connecticut Health and Educational Facilities Authority, (Choate Rosemary Hall), 5.00%, 7/1/24	150	175,146

Connecticut Health and Educational Facilities Authority, (Choate Rosemary Hall), 5.00%, 7/1/26	165	205,245

Connecticut Health and Educational Facilities Authority, (Choate Rosemary Hall), 5.00%, 7/1/27	125	159,629

Connecticut Health and Educational Facilities Authority, (Choate Rosemary Hall), 5.00%, 7/1/28	185	241,616

Connecticut Health and Educational Facilities Authority, (Quinnipiac University), 5.00%, 7/1/27	1,120	1,355,838

Forest Grove, OR, (Pacific University), Series 2015A, 5.00%, 5/1/22	200	210,472

Forest Grove, OR, (Pacific University), Series 2015A, 5.00%, 5/1/23	400	429,760

Houston Higher Education Finance Corp., TX, (St. John’s School), Prerefunded to 9/1/22, 5.00%, 9/1/25	1,000	1,090,430

New York Dormitory Authority, (Icahn School of Medicine at Mount Sinai), 5.00%, 7/1/23	4,000	4,460,200

New York Dormitory Authority, (Rochester Institute of Technology), 5.00%, 7/1/28	600	777,378

Port of Greater Cincinnati Development Authority, OH, (St. Xavier High School, Inc.), 5.00%, 4/1/25	175	202,025

Port of Greater Cincinnati Development Authority, OH, (St. Xavier High School, Inc.), 5.00%, 4/1/26	180	211,732

Romeoville, IL, (Lewis University), 5.00%, 10/1/21	500	514,635

Romeoville, IL, (Lewis University), 5.00%, 10/1/22	500	528,920

Troy Capital Resource Corp., NY, (Rensselaer Polytechnic Institute), 5.00%, 9/1/31	1,795	2,240,304

Union County Higher Educational Facilities Financing Authority, PA, (Bucknell University), Prerefunded to 4/1/22, 5.00%, 4/1/28	530	568,012

University of California, 5.00%, 5/15/21	20	20,079

		$13,501,834

Electric Utilities — 5.2%

American Municipal Power-Ohio, Inc., (Meldahl Hydroelectric Project), 5.00%, 2/15/21	$4,235	$4,309,875

Apache County Industrial Development Authority, AZ, (Tucson Electric Power Co.), 4.50%, 3/1/30	2,390	2,475,251

Security	Principal Amount (000’s omitted)	Value

Electric Utilities (continued)

Arkansas River Power Authority, CO, 5.00%, 10/1/28	$1,110	$1,317,648

Arkansas River Power Authority, CO, 5.00%, 10/1/30	1,000	1,169,180

Hawaii Department of Budget and Finance, (Hawaiian Electric Co.), (AMT), 3.25%, 1/1/25	3,000	3,181,710

Long Island Power Authority, NY, Electric System Revenue, 0.859%, (70% of 1 mo. USD LIBOR + 0.75%), 10/1/23 (Put Date), 5/1/33(1)	10,000	9,997,300

Municipal Electric Authority of Georgia, 5.25%, 1/1/21	2,000	2,023,780

Nebraska Public Power District, 5.00%, 1/1/29	2,000	2,425,480

		$26,900,224

Escrowed / Prerefunded — 3.5%

Beaverton School District No. 48J, OR, Prerefunded to 6/15/24, 5.00%, 6/15/30	$1,150	$1,353,539

Delaware Health Facilities Authority, (Nanticoke Memorial Hospital, Inc.), Escrowed to Maturity, 5.00%, 7/1/23	1,000	1,126,430

Lancaster Industrial Development Authority, PA, (Garden Spot Village), Escrowed to Maturity, 5.00%, 5/1/23	340	381,796

Norfolk Economic Development Authority, VA, (Bon Secours Health System, Inc.), Prerefunded to 11/1/22, 5.00%, 11/1/27	2,500	2,742,425

North Carolina Medical Care Commission, (Vidant Health), Prerefunded to 6/1/22, 5.00%, 6/1/36	1,830	1,975,522

Oklahoma Development Finance Authority, (St. John Health System), Prerefunded to 2/15/22, 5.00%, 2/15/26	5,000	5,328,050

Virginia Transportation Board, Prerefunded to 3/15/22, 4.00%, 3/15/25	4,645	4,904,423

		$17,812,185

General Obligations — 14.8%

Beaverton School District No. 48J, Washington and Multnomah Counties, OR, 5.00%, 6/15/25	$1,000	$1,216,890

Bergen County Improvement Authority, NJ, (County Administration Complex), 5.00%, 11/15/24	1,100	1,310,309

Bergen County Improvement Authority, NJ, (Valley Program Project), 4.00%, 3/1/32	1,100	1,344,101

Bingham and Bonneville Counties Joint School District No. 93, ID, 5.00%, 9/15/25	630	687,859

Collin County Community College District, TX, 5.00%, 8/15/26	1,000	1,261,060

Connecticut, 4.00%, 6/1/32	700	843,535

Cook County School District No. 63, IL, 5.00%, 12/1/28	2,595	3,311,116

Cook County School District No. 63, IL, 5.00%, 12/1/29	2,725	3,457,752

Dane County, WI, 2.00%, 4/1/28(2)	1,000	1,067,920

Dane County, WI, 2.00%, 4/1/29(2)	1,000	1,058,190

Dane County, WI, 2.00%, 4/1/30(2)	1,000	1,051,900

Delaware Valley Regional Finance Authority, PA, 0.64%, (SIFMA + 0.53%), 9/1/23 (Put Date), 9/1/48(1)	4,900	4,855,802

5	See Notes to Financial Statements.

Eaton Vance

National Limited Maturity Municipal Income Fund

September 30, 2020

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)

Franklin Township School District, NJ, 5.00%, 8/15/22	$1,000	$1,090,510

Guilford, CT, 4.00%, 8/1/32	250	315,070

Gwinnett County School District, GA, 5.00%, 2/1/26	2,220	2,673,990

Illinois, 3.25%, 11/1/26	960	945,907

Illinois, 4.00%, 6/1/33	4,900	4,820,963

Illinois, 5.00%, 2/1/23	5,000	5,244,150

Illinois, 5.00%, 11/1/24	1,100	1,172,545

Illinois, 5.00%, 2/1/25	4,000	4,315,040

Illinois, 5.00%, 11/1/26	5,000	5,401,750

Illinois, 5.50%, 5/1/30	500	572,370

Kentwood Public Schools, MI, 4.00%, 5/1/21	465	475,328

Millcreek Township School District, PA, 5.00%, 9/15/21	3,730	3,882,743

Millcreek Township School District, PA, 5.00%, 9/15/25	500	566,260

New York, NY, 5.00%, 8/1/24	2,000	2,307,260

Palo Alto, CA, (Election of 2008), 5.00%, 8/1/28	1,250	1,254,838

Pittsburgh, PA, Prerefunded to 9/1/22, 5.00%, 9/1/26	1,000	1,092,450

Portland Community College District, OR, 5.00%, 6/15/28	1,000	1,244,950

Portland Community College District, OR, 5.00%, 6/15/29	2,500	3,094,950

Salem-Keizer School District No. 24J, OR, 0.00%, 6/15/23	13,010	12,867,150

Salem-Keizer School District No. 24J, OR, 5.00%, 6/15/27	1,150	1,482,546

		$76,287,204

Hospital — 7.2%

Batesville Public Facilities Board, AR, (White River Health System, Inc.), 5.00%, 6/1/22	$595	$624,351

Batesville Public Facilities Board, AR, (White River Health System, Inc.), 5.00%, 6/1/23	795	851,676

Berks County Municipal Authority, PA, (Tower Health), 5.00% to 2/1/27 (Put Date), 2/1/40	3,000	3,334,980

Boone County, MO, (Boone Hospital Center), 5.00%, 8/1/28	1,000	1,116,300

California Municipal Finance Authority, (NorthBay Healthcare Group), Series 2015, 5.00%, 11/1/21	300	310,782

California Municipal Finance Authority, (NorthBay Healthcare Group), Series 2015, 5.00%, 11/1/22	185	198,081

Chattanooga Health, Educational and Housing Facility Board, TN, (CommonSpirit Health), 5.00%, 8/1/30	1,010	1,276,973

Cobb County Kennestone Hospital Authority, GA, (WellStar Health System, Inc.), 5.00%, 4/1/27	200	249,184

Cobb County Kennestone Hospital Authority, GA, (WellStar Health System, Inc.), 5.00%, 4/1/28	250	316,515

Escambia County Health Facilities Authority, FL, (Baptist Health Care Corp. Obligated Group), 5.00%, 8/15/34	1,150	1,412,062

Florence County, SC, (McLeod Regional Medical Center), 5.00%, 11/1/22	665	724,198

Halifax Hospital Medical Center, FL, 5.00%, 6/1/22	515	551,297

Halifax Hospital Medical Center, FL, 5.00%, 6/1/24	325	371,709

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)

Halifax Hospital Medical Center, FL, 5.00%, 6/1/25	$1,380	$1,619,665

Hamilton County, OH, (Cincinnati Children’s Hospital Medical Center), 5.00%, 5/15/24	1,250	1,443,075

Hawaii Department of Budget and Finance, (Hawaii Pacific Health Group), 5.00%, 7/1/24	460	513,719

Illinois Finance Authority, (Presence Health Network), 5.00%, 2/15/23	1,000	1,106,090

Illinois Finance Authority, (Presence Health Network), 5.00%, 2/15/24	500	574,570

Louisville/Jefferson County Metro Government, KY, (Norton Healthcare, Inc.), 5.00% to 10/1/26 (Put Date), 10/1/47	1,500	1,832,160

Montgomery County Higher Education and Health Authority, PA, (Thomas Jefferson University Obligated Group), 5.00%, 9/1/33	4,000	4,932,240

New York Dormitory Authority, (Orange Regional Medical Center), Series 2017, 5.00%, 12/1/26(3)	1,500	1,795,545

New York Dormitory Authority, (Orange Regional Medical Center), Series 2017, 5.00%, 12/1/27(3)	1,200	1,446,372

Oregon Facilities Authority, (Providence Health and Services Group), 5.00%, 10/1/24	1,000	1,126,840

Philadelphia Hospitals and Higher Education Facilities Authority, PA, (The Children’s Hospital of Philadelphia), 5.00%, 7/1/32	925	953,175

Rhode Island Health and Educational Building Corp., (Care New England Health System), 5.00%, 9/1/31	2,650	2,755,576

South Carolina Jobs-Economic Development Authority, (Bon Secours Mercy Health, Inc.), 5.00% to 10/1/25 (Put Date), 12/1/48	1,500	1,791,945

Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.00%, 12/1/20	375	377,138

Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.00%, 12/1/22	500	537,275

Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.00%, 12/1/23	250	276,803

Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.00%, 12/1/24	285	302,815

University of California, (Regents Medical Center), 5.00%, 5/15/22	890	958,583

Yuma Industrial Development Authority, AZ, (Yuma Regional Medical Center), 5.00%, 8/1/25	1,230	1,418,178

		$37,099,872

Housing — 0.5%

Allegheny County Residential Finance Authority, PA, SFMR, (AMT), 4.80%, 11/1/22	$155	$155,516

New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Corpus Christi II, LLC - Texas A&M University), 4.00%, 4/1/25	360	345,802

6	See Notes to Financial Statements.

Eaton Vance

National Limited Maturity Municipal Income Fund

September 30, 2020

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Housing (continued)

New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Corpus Christi II, LLC - Texas A&M University), 4.00%, 4/1/26	$375	$355,957

Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing II, LLC - Arizona State University), 5.00%, 7/1/32	365	399,591

Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing II, LLC - Arizona State University), 5.00%, 7/1/33	300	326,562

Public Finance Authority, WI, (NC A&T Real Estate Foundation, LLC), 5.00%, 6/1/27	500	550,415

Sandoval County, NM, MFMR, 6.00%, 5/1/32(3)	505	505,419

Texas Student Housing Corp., (University of North Texas), 9.375%, 7/1/06(4)	95	95,000

		$2,734,262

Industrial Development Revenue — 4.2%

Maine Finance Authority, (Casella Waste Systems, Inc.), (AMT), 5.125% to 8/1/25 (Put Date), 8/1/35(3)	$1,880	$2,098,644

New Hampshire Business Finance Authority, (Casella Waste Systems, Inc.), (AMT), 2.95%, 4/1/29(3)	860	852,965

New York State Environmental Facilities Corp., (Casella Waste Systems, Inc.), (AMT), 2.875% to 12/3/29 (Put Date), 12/1/44(3)	435	428,597

Pennsylvania Economic Development Financing Authority, (Waste Management, Inc.), (AMT), 0.45% to 11/2/20 (Put Date), 8/1/45(5)	1,500	1,500,105

Public Finance Authority, WI, (Celanese Corp.), (AMT), 5.00%, 1/1/24	3,000	3,312,390

Public Finance Authority, WI, (Waste Management, Inc.), (AMT), 2.625%, 11/1/25	1,000	1,056,840

Richland County, SC, (International Paper Co.), (AMT), 3.875%, 4/1/23	6,165	6,632,800

Whiting, IN, (BP Products North America, Inc.), (AMT), 5.00% to 3/1/23 (Put Date), 3/1/46	5,000	5,521,450

		$21,403,791

Insured – Education — 1.8%

California Educational Facilities Authority, (Santa Clara University), (NPFG), 5.00%, 9/1/23	$500	$547,300

New York Dormitory Authority, (Educational Housing Services), (AMBAC), 5.25%, 7/1/21	2,025	2,092,756

New York Dormitory Authority, (Rochester Institute of Technology), (AMBAC), 5.25%, 7/1/22	5,150	5,586,308

Northern Illinois University, (BAM), 5.00%, 4/1/30	850	1,085,918

		$9,312,282

Security	Principal Amount (000’s omitted)	Value

Insured – Electric Utilities — 1.0%

Brownsville, TX, Utility System Revenue, (AGM), 5.00%, 9/1/28	$450	$584,127

Brownsville, TX, Utility System Revenue, (AGM), 5.00%, 9/1/29	875	1,154,755

Louisiana Energy & Power Authority, (AGM), 5.25%, 6/1/25	1,125	1,268,854

Paducah Electric Plant Board, KY, (AGM), 5.00%, 10/1/26	1,100	1,357,664

Puerto Rico Electric Power Authority, (NPFG), 5.00%, 7/1/23	160	161,046

Puerto Rico Electric Power Authority, (NPFG), 5.00%, 7/1/24	115	115,943

Puerto Rico Electric Power Authority, (NPFG), Series SS, 5.00%, 7/1/25	300	302,460

		$4,944,849

Insured – Escrowed / Prerefunded — 0.4%

Bolingbrook, IL, (AGM), Escrowed to Maturity, 5.00%, 1/1/23	$875	$967,663

North Hudson Sewer Authority, NJ, (NPFG), Escrowed to Maturity, 5.125%, 8/1/22	1,000	1,089,750

		$2,057,413

Insured – General Obligations — 11.4%

Atlantic City, NJ, (BAM), 5.00%, 3/1/26	$250	$304,148

Bolingbrook, IL, (AGM), 5.00%, 1/1/23	125	137,680

Boston, MA, (NPFG), 0.125%, 3/1/22	7,855	7,855,157

Cambria County, PA, (AGM), 4.00%, 8/1/33	500	567,600

Cambria County, PA, (BAM), 5.00%, 8/1/21	1,085	1,125,590

Cambria County, PA, (BAM), 5.00%, 8/1/22	1,850	2,000,793

Community College District No. 536, IL, (Lewis and Clark Community College), (AGM), 4.00%, 5/1/28	400	465,996

Jackson Township Board of Education of Ocean County, NJ, (NPFG), 5.25%, 6/15/23	6,000	6,639,480

Linn County Community School District No. 9, OR, (Lebanon), (NPFG), 5.25%, 6/15/21	1,055	1,093,001

Linn County Community School District No. 9, OR, (Lebanon), (NPFG), 5.25%, 6/15/22	625	679,413

Livonia Public Schools School District, MI, (BAM), 5.00%, 5/1/22	1,675	1,798,213

Luzerne County, PA, (AGM), 5.00%, 11/15/22	2,250	2,461,972

McHenry County Community Unit School District No. 12, IL, (AGM), 5.00%, 1/1/23	940	1,026,912

McHenry County Community Unit School District No. 12, IL, (AGM), 5.00%, 1/1/24	1,165	1,318,675

New Haven, CT, (AGM), 5.00%, 8/1/22	5,000	5,358,950

Philadelphia School District, PA, (AGM), 5.50%, 6/1/21	1,000	1,032,070

Puerto Rico, (AGM), 5.25%, 7/1/24	500	512,870

Puerto Rico Public Buildings Authority, (NPFG), 6.00%, 7/1/24	240	246,250

Rockland County, NY, (AGM), 4.00%, 5/1/21	1,820	1,860,422

Rockland County, NY, (AGM), 5.00%, 3/1/21	3,000	3,059,910

7	See Notes to Financial Statements.

Eaton Vance

National Limited Maturity Municipal Income Fund

September 30, 2020

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – General Obligations (continued)

San Mateo County Community College District, CA, (Election of 2005), (NPFG), 0.00%, 9/1/22	$3,000	$2,983,380

Vauxmont Metropolitan District, CO, (AGM), 5.00%, 12/1/31	910	1,175,129

Washington, (AMBAC), 0.00%, 12/1/22	10,000	9,927,800

West Virginia, (NPFG), 0.00%, 11/1/21	4,275	4,265,723

Will and Cook Counties Community High School District No. 210, IL, (AGM), 4.00%, 1/1/34	650	716,541

		$58,613,675

Insured – Hospital — 0.2%

Allegheny County Hospital Development Authority, PA, (UPMC Health System), (NPFG), 6.00%, 7/1/24	$250	$299,120

Massachusetts Development Finance Agency, (Wellforce), (AGM), 5.00%, 10/1/26	360	441,972

Oregon Health and Science University, (NPFG), 0.00%, 7/1/21	365	364,317

		$1,105,409

Insured – Special Tax Revenue — 2.8%

Garden State Preservation Trust, NJ, (AGM), 5.75%, 11/1/28	$1,000	$1,258,600

Illinois Sports Facilities Authority, (AMBAC), 0.00%, 6/15/22	7,000	6,706,910

Massachusetts, Special Obligation, (AGM), 5.50%, 6/1/21	5,000	5,178,450

Pennsylvania Turnpike Commission, Registration Fee Revenue, (AGM), 5.25%, 7/15/22	1,000	1,091,310

		$14,235,270

Insured – Transportation — 1.1%

New Jersey Transportation Trust Fund Authority, (NPFG), 5.50%, 12/15/20	$5,350	$5,399,862

		$5,399,862

Insured – Water and Sewer — 1.3%

Allegheny County Sanitation Authority, PA, (AGM), 5.00%, 6/1/24	$500	$503,990

Calexico Financing Authority, CA, Water Revenue, (AGM), 4.00%, 11/1/27	125	151,293

Calexico Financing Authority, CA, Water Revenue, (AGM), 4.00%, 11/1/28	200	244,532

Calexico Financing Authority, CA, Water Revenue, (AGM), 4.00%, 11/1/29	205	253,236

Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/23	5,000	5,645,400

		$6,798,451

Security	Principal Amount (000’s omitted)	Value

Lease Revenue / Certificates of Participation — 1.9%

Burke County, NC, Limited Obligation Bonds, 5.00%, 4/1/28	$250	$316,738

Burke County, NC, Limited Obligation Bonds, 5.00%, 4/1/29	250	314,570

California State Public Works Board, 5.00%, 11/1/26	2,725	3,107,399

Michigan Strategic Fund, Limited Obligation Revenue, (Facility for Rare Isotope Beams), 5.00%, 3/1/21	500	509,480

New Jersey Economic Development Authority, (School Facilities Construction), 4.00%, 6/15/28	5,000	5,277,950

		$9,526,137

Other Revenue — 2.5%

Black Belt Energy Gas District, AL, 0.48%, (SIFMA + 0.37%), 10/1/26 (Put Date), 10/1/49(1)	$5,000	$4,914,400

California Infrastructure and Economic Development Bank, (Academy of Motion Picture Arts and Sciences Obligated Group), 5.00%, 11/1/23	1,000	1,149,640

Central Falls Detention Facility Corp., RI, 7.25%, 7/15/35(6)	1,200	216,000

Kalispel Tribe of Indians, WA, Series A, 5.00%, 1/1/32(3)	1,035	1,165,296

Patriots Energy Group Financing Agency, SC, Gas Supply Revenue, (Liq: Royal Bank of Canada), 0.96%, (67% of 1 mo. USD LIBOR + 0.86%), 2/1/24 (Put Date), 10/1/48(1)	2,000	2,003,360

Philadelphia Redevelopment Authority, PA, (Transformation Initiative), 5.00%, 4/15/24	750	801,870

Riversouth Authority, OH, (Lazarus Building Redevelopment), 5.75%, 12/1/27	240	240,310

Will and Kankakee Counties Community Unit School District No. 255-U, IL, 5.00%, 6/1/23	675	745,834

Will and Kankakee Counties Community Unit School District No. 255-U, IL, 5.00%, 6/1/24	590	673,420

Will and Kankakee Counties Community Unit School District No. 255-U, IL, 5.00%, 6/1/25	1,000	1,173,170

		$13,083,300

Senior Living / Life Care — 3.9%

Hawaii State Department of Budget and Finance, Special Purpose Senior Living Revenue, 5.00%, 11/15/27	$1,775	$1,921,579

Howard County, MD, (Vantage House), 5.00%, 4/1/21	90	90,580

Illinois Finance Authority, (Presbyterian Homes Obligated Group), 1.459%, (70% of 1 mo. USD LIBOR + 1.35%), 5/1/21 (Put Date), 5/1/36(1)	1,300	1,300,195

Missouri Health and Educational Facilities Authority, (Bethesda Health Group, Inc.), 5.00%, 8/1/21	675	690,113

Missouri Health and Educational Facilities Authority, (Bethesda Health Group, Inc.), 5.00%, 8/1/22	550	576,153

Missouri Health and Educational Facilities Authority, (Bethesda Health Group, Inc.), 5.00%, 8/1/23	705	755,048

Missouri Health and Educational Facilities Authority, (Bethesda Health Group, Inc.), 5.00%, 8/1/24	480	524,112

8	See Notes to Financial Statements.

Eaton Vance

National Limited Maturity Municipal Income Fund

September 30, 2020

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Senior Living / Life Care (continued)

New Hope Cultural Education Facilities Finance Corp., TX, (Longhorn Village), 4.25%, 1/1/33	$2,105	$2,229,174

New Hope Cultural Education Facilities Finance Corp., TX, (Longhorn Village), 5.00%, 1/1/30	1,265	1,377,534

North Oaks, MN, (Waverly Gardens), 4.00%, 10/1/20	1,230	1,230,000

North Oaks, MN, (Waverly Gardens), 4.00%, 10/1/21	1,380	1,399,858

North Oaks, MN, (Waverly Gardens), 4.00%, 10/1/22	1,435	1,473,860

St. Johns County Industrial Development Authority, FL, (Westminster St. Augustine), Prerefunded to 8/1/22, 4.125% to 8/1/24 (Put Date), 8/1/47	975	1,052,532

Tempe Industrial Development Authority, AZ, (Friendship Village of Tempe), 6.00%, 12/1/27	2,140	2,184,384

Washington Housing Finance Commission, (Wesley Homes at Lea Hill), 3.75%, 7/1/26(3)	3,420	3,422,291

		$20,227,413

Special Tax Revenue — 7.8%

Baltimore, MD, (Harbor Point), 3.05%, 6/1/28(3)	$190	$185,791

Baltimore, MD, (Harbor Point), 3.15%, 6/1/29(3)	200	195,386

Baltimore, MD, (Harbor Point), 3.20%, 6/1/30(3)	200	194,150

Detroit Downtown Development Authority, MI, 0.00%, 7/1/21	2,000	1,935,580

Franklin County Convention Facilities Authority, OH, (Greater Columbus Convention Center Hotel Expansion), 5.00%, 12/1/34	1,010	998,971

Garden State Preservation Trust, NJ, 4.00%, 11/1/23	2,040	2,119,703

Jurupa Public Financing Authority, CA, 5.00%, 9/1/21	600	625,884

Louisiana, Highway Improvement Revenue, 5.00%, 6/15/25	750	874,672

Michigan Finance Authority, Detroit Financial Recovery Income Tax Revenue, 4.00%, 10/1/24	2,500	2,625,750

Michigan Trunk Line, 5.00%, 11/15/23	600	631,830

Michigan Trunk Line, 5.00%, 11/15/26	1,100	1,157,585

Michigan Trunk Line, 5.00%, 11/15/28	2,000	2,102,620

Michigan Trunk Line, 5.00%, 11/15/29	1,500	1,576,965

New River Community Development District, FL, (Capital Improvements), 5.00%, 5/1/13(6)	280	0

New River Community Development District, FL, (Capital Improvements), Series 2010A-2, 5.75%, 5/1/38	345	345,897

New York Dormitory Authority, Sales Tax Revenue, (AMT), 5.00%, 3/15/24	1,405	1,614,219

New York Dormitory Authority, Sales Tax Revenue, (AMT), 5.00%, 3/15/25	1,470	1,743,214

New York Dormitory Authority, Sales Tax Revenue, (AMT), 5.00%, 3/15/26	1,545	1,881,501

New York State Urban Development Corp., Personal Income Tax Revenue, 5.00%, 3/15/31	1,480	1,969,318

Pennsylvania Turnpike Commission, Oil Franchise Tax, 5.00%, 12/1/25	6,350	7,168,832

Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue (continued)

Saint Clair County Highway Revenue, IL, 4.00%, 1/1/22	$555	$581,612

Saint Clair County Highway Revenue, IL, Escrowed to Maturity, 4.00%, 1/1/23	310	336,620

Saint Clair County Highway Revenue, IL, Prerefunded to 1/1/23, 4.00%, 1/1/24	360	390,913

Sales Tax Securitization Corp., IL, Series 2018C, 5.00%, 1/1/29	1,525	1,887,386

Sales Tax Securitization Corp., IL, Series 2020A, 5.00%, 1/1/29	500	618,815

South Orange County Public Financing Authority, CA, 5.00%, 8/15/24	1,000	1,061,570

Sterling Hill Community Development District, FL, (Capital Improvements), 5.50%, 11/1/10(6)	276	173,612

Terrebonne Levee and Conservation District, LA, (Public Improvement Sales Tax), Prerefunded to 7/1/23, 5.00%, 7/1/25	2,815	3,183,343

Winter Garden Village at Fowler Groves Community Development District, FL, 3.00%, 5/1/24	1,830	1,854,430

		$40,036,169

Student Loan — 1.3%

Connecticut Higher Education Supplemental Loan Authority, (AMT), 5.00%, 11/15/22	$125	$134,106

Connecticut Higher Education Supplemental Loan Authority, (AMT), 5.00%, 11/15/23	230	253,525

Connecticut Higher Education Supplemental Loan Authority, (AMT), 5.00%, 11/15/24	300	338,532

Massachusetts Educational Financing Authority, (AMT), 3.50%, 7/1/33	4,930	4,998,182

Massachusetts Educational Financing Authority, (AMT), 5.00%, 7/1/24	1,000	1,131,340

		$6,855,685

Transportation — 10.8%

Allegheny County Airport Authority, PA, (Pittsburgh International Airport), (AMT), Prerefunded to 1/1/22, 5.00%, 1/1/26	$840	$888,023

Allegheny County Airport Authority, PA, (Pittsburgh International Airport), (AMT), Prerefunded to 1/1/22, 5.00%, 1/1/28	520	549,728

Burbank-Glendale-Pasadena Airport Authority, CA, (AMT), 5.00%, 7/1/21	3,755	3,875,085

Chicago, IL, (Midway International Airport), (AMT), 5.00%, 1/1/21	500	504,880

Chicago, IL, (Midway International Airport), (AMT), 5.00%, 1/1/26	3,500	4,150,685

Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/21	950	959,291

9	See Notes to Financial Statements.

Eaton Vance

National Limited Maturity Municipal Income Fund

September 30, 2020

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Transportation (continued)

Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/22	$825	$865,574

Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/23	1,300	1,419,587

Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/30	3,000	3,144,750

Grand Parkway Transportation Corp., TX, 5.00%, 2/1/23	2,400	2,632,872

Greater Orlando Aviation Authority, FL, (AMT), 5.00%, 10/1/21	4,750	4,958,952

Kentucky Public Transportation Infrastructure Authority, 0.00%, 7/1/21	550	540,793

Los Angeles Department of Airports, CA, (Los Angeles International Airport), (AMT), 5.00%, 5/15/25	2,500	2,961,475

Metropolitan Nashville Airport Authority, TN, (AMT), 5.00%, 7/1/26	885	1,041,096

Metropolitan Nashville Airport Authority, TN, (AMT), 5.00%, 7/1/27	1,250	1,464,163

New Jersey Transportation Trust Fund Authority, (Transportation Program), 1.31%, (SIFMA + 1.20%), 12/15/21 (Put Date), 6/15/34(1)	4,000	4,001,480

New York Thruway Authority, 5.00%, 1/1/30	2,340	2,730,031

Pennsylvania Economic Development Financing Authority, (National Railroad Passenger), (AMT), 5.00%, 11/1/25	1,000	1,090,550

Pennsylvania Economic Development Financing Authority, (National Railroad Passenger), (AMT), 5.00%, 11/1/26	890	969,424

Pennsylvania Turnpike Commission, 5.00%, 12/1/37	2,850	3,538,988

Pennsylvania Turnpike Commission, Series 2013C, 5.00%, 12/1/22	1,000	1,103,010

Philadelphia, PA, Airport Revenue, (AMT), 5.00%, 6/15/23	1,000	1,030,150

Port Authority of New York and New Jersey, 5.00%, 7/15/31	2,500	3,274,750

Port of New Orleans, LA, (AMT), 5.00%, 4/1/26	485	583,508

Port of New Orleans, LA, (AMT), 5.00%, 4/1/27	505	618,529

Port of New Orleans, LA, (AMT), 5.00%, 4/1/28	485	602,283

Port of New Orleans, LA, (AMT), 5.00%, 4/1/29	515	646,222

Port of Seattle, WA, (AMT), 5.00%, 4/1/31	4,000	4,979,960

South Jersey Transportation Authority, NJ, 5.00%, 11/1/22	155	166,158

South Jersey Transportation Authority, NJ, 5.00%, 11/1/24	395	447,823

		$55,739,820

Water and Sewer — 1.8%

Chicago, IL, Water Revenue, 5.00%, 11/1/22	$1,000	$1,084,030

Great Lakes Water Authority, MI, 5.00%, 7/1/24	150	173,389

Great Lakes Water Authority, MI, 5.00%, 7/1/25	100	119,322

Great Lakes Water Authority, MI, 5.00%, 7/1/26	300	367,665

Great Lakes Water Authority, MI, 5.00%, 7/1/27	300	376,602

Great Lakes Water Authority, MI, 5.00%, 7/1/28	220	283,336

Great Lakes Water Authority, MI, 5.00%, 7/1/29	460	600,682

Security	Principal Amount (000’s omitted)	Value

Water and Sewer (continued)

Jefferson County, AL, Sewer Revenue, 5.00%, 10/1/22	$1,000	$1,086,990

New York City Municipal Water Finance Authority, NY, (Water and Sewer System), 5.00%, 6/15/32	3,000	3,976,620

Portland, OR, Sewer System Revenue, 5.00%, 5/1/28	1,000	1,243,920

		$9,312,556

Total Tax-Exempt Municipal Securities — 88.7% (identified cost $437,658,234)		$456,668,963

Taxable Municipal Securities — 5.3%
Security	Principal Amount (000’s omitted)	Value

Electric Utilities — 0.2%

Lincoln, NE, Electric System Revenue, 1.649%, 9/1/31	$1,000	$1,010,610

		$1,010,610

General Obligations — 2.1%

Chicago, IL, 7.75%, 1/1/42	$2,650	$2,868,519

Clint Independent School District, TX, (PSF Guaranteed), 2.065%, 2/15/37	2,000	2,041,520

DeKalb, Kane, LaSalle, Lee, Ogle, Winnebago and Boone Counties Community College District No. 523, IL, 1.827%, 2/1/22	300	300,990

Dripping Springs Independent School District, TX , (PSF Guaranteed), 2.085%, 2/15/37	1,920	1,961,491

Encinitas Union School District, CA, 2.077%, 8/1/34(2)	1,505	1,509,636

Leander Independent School District, TX, (PSF Guaranteed), 1.449%, 8/15/31	440	445,227

Leander Independent School District, TX, (PSF Guaranteed), 1.639%, 8/15/33	500	507,050

Leander Independent School District, TX, (PSF Guaranteed), 1.689%, 8/15/34	1,000	1,011,350

Mill Valley School District, CA, 1.30%, 8/1/22	155	156,776

		$10,802,559

Hospital — 0.3%

Middleburg Heights, OH, (Southwest General Health Center), 1.899%, 8/1/21	$465	$465,205

Middleburg Heights, OH, (Southwest General Health Center), 1.949%, 8/1/22	500	500,445

Middleburg Heights, OH, (Southwest General Health Center), 2.025%, 8/1/23	615	615,713

		$1,581,363

10	See Notes to Financial Statements.

Eaton Vance

National Limited Maturity Municipal Income Fund

September 30, 2020

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Senior Living / Life Care — 1.7%

Montgomery County Industrial Development Authority, PA, (ACTS Retirement-Life Communities, Inc. Obligated Group), 2.33%, 11/15/21	$495	$495,406

Montgomery County Industrial Development Authority, PA, (ACTS Retirement-Life Communities, Inc. Obligated Group), 2.38%, 11/15/22	360	360,194

Montgomery County Industrial Development Authority, PA, (ACTS Retirement-Life Communities, Inc. Obligated Group), 2.60%, 11/15/24	4,000	3,997,800

St. Johns County Industrial Development Authority, FL, (Westminster St. Augustine), Prerefunded to 8/1/22, 5.50% to 8/1/24 (Put Date), 8/1/44	3,675	3,998,253

		$8,851,653

Student Loan — 0.2%

Massachusetts Educational Financing Authority, 3.875%, 7/1/23	$1,100	$1,153,647

		$1,153,647

Transportation — 0.3%

Pennsylvania Turnpike Commission, 1.812%, 12/1/20	$1,260	$1,262,810

		$1,262,810

Water and Sewer — 0.5%

Henrico County, VA, Water and Sewer System Revenue, 2.317%, 5/1/40(2)	$2,500	$2,484,800

		$2,484,800

Total Taxable Municipal Securities — 5.3% (identified cost $26,655,508)		$27,147,442

Total Investments — 94.0% (identified cost $464,313,742)		$483,816,405

Other Assets, Less Liabilities — 6.0%		$31,012,602

Net Assets — 100.0%		$514,829,007

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At September 30, 2020, the concentration of the Fund’s investments in the various states and territories, determined as a percentage of net assets, is as follows:

Illinois	13.1%

Pennsylvania	10.6%

New York	10.4%

Others, representing less than 10% individually	59.9%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At September 30, 2020, 21.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.3% to 8.2% of total investments.

(1)	Floating rate security. The stated interest rate represents the rate in effect at September 30, 2020.

(2)	When-issued security.

(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At September 30, 2020, the aggregate value of these securities is $12,290,456 or 2.4% of the Fund’s net assets.

(4)	The issuer is in default on the payment of principal but continues to pay interest.

(5)

Variable rate security that may be tendered at par quarterly. The stated interest rate, which resets quarterly, is determined by the remarketing agent and represents the rate in effect at September 30, 2020.

(6)	Issuer is in default with respect to interest and/or principal payments.

Abbreviations:

AGM	–	Assured Guaranty Municipal Corp.

AMBAC	–	AMBAC Financial Group, Inc.

AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	–	Build America Mutual Assurance Co.

LIBOR	–	London Interbank Offered Rate

Liq	–	Liquidity Provider

MFMR	–	Multi-Family Mortgage Revenue

NPFG	–	National Public Finance Guarantee Corp.

PSF	–	Permanent School Fund

SFMR	–	Single Family Mortgage Revenue

SIFMA	–	Securities Industry and Financial Markets Association Municipal Swap Index

USD	–	United States Dollar

11	See Notes to Financial Statements.

Eaton Vance

National Limited Maturity Municipal Income Fund

September 30, 2020

Statement of Assets and Liabilities (Unaudited)

Assets	September 30, 2020

Investments, at value (identified cost, $464,313,742)	$483,816,405

Cash	26,739,430

Interest receivable	4,891,336

Receivable for investments sold	7,003,798

Receivable for Fund shares sold	1,251,644

Total assets	$523,702,613

Liabilities

Payable for when-issued securities	$7,186,460

Payable for Fund shares redeemed	864,383

Distributions payable	449,506

Payable to affiliates:

Investment adviser fee	162,582

Distribution and service fees	37,570

Accrued expenses	173,105

Total liabilities	$8,873,606

Net Assets	$514,829,007

Sources of Net Assets

Paid-in capital	$503,486,142

Distributable earnings	11,342,865

Net Assets	$514,829,007

Class A Shares

Net Assets	$197,557,657

Shares Outstanding	19,997,578

Net Asset Value and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$9.88

Maximum Offering Price Per Share

(100 ÷ 97.75 of net asset value per share)	$10.11

Class C Shares

Net Assets	$18,650,891

Shares Outstanding	2,012,419

Net Asset Value and Offering Price Per Share*

(net assets ÷ shares of beneficial interest outstanding)	$9.27

Class I Shares

Net Assets	$298,620,459

Shares Outstanding	30,215,086

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$9.88

On sales of $100,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

12	See Notes to Financial Statements.

Eaton Vance

National Limited Maturity Municipal Income Fund

September 30, 2020

Statement of Operations (Unaudited)

Investment Income	Six Months Ended September 30, 2020

Interest	$7,593,324

Total investment income	$7,593,324

Expenses

Investment adviser fee	$980,296

Distribution and service fees

Class A	140,984

Class C	95,121

Trustees’ fees and expenses	13,494

Custodian fee	61,602

Transfer and dividend disbursing agent fees	72,460

Legal and accounting services	36,500

Printing and postage	12,140

Registration fees	59,775

Miscellaneous	35,723

Total expenses	$1,508,095

Net investment income	$6,085,229

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$995,464

Net realized gain	$995,464

Change in unrealized appreciation (depreciation) —

Investments	$8,270,102

Net change in unrealized appreciation (depreciation)	$8,270,102

Net realized and unrealized gain	$9,265,566

Net increase in net assets from operations	$15,350,795

13	See Notes to Financial Statements.

Eaton Vance

National Limited Maturity Municipal Income Fund

September 30, 2020

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended September 30, 2020 (Unaudited)	Year Ended March 31, 2020

From operations —

Net investment income	$6,085,229	$13,610,174

Net realized gain	995,464	813,998

Net change in unrealized appreciation (depreciation)	8,270,102	(5,339,810)

Net increase in net assets from operations	$15,350,795	$9,084,362

Distributions to shareholders —

Class A	$(2,304,692)	$(4,876,685)

Class C	(181,006)	(545,487)

Class I	(3,765,355)	(8,349,720)

Total distributions to shareholders	$(6,251,053)	$(13,771,892)

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Class A	$23,813,395	$15,985,957

Class C	2,136,265	3,861,760

Class I	55,923,252	90,310,195

Net asset value of shares issued to shareholders in payment of distributions declared

Class A	1,945,321	4,098,245

Class C	149,205	428,649

Class I	1,249,427	2,352,620

Cost of shares redeemed

Class A	(14,458,726)	(35,878,208)

Class C	(5,866,207)	(9,798,975)

Class I	(55,989,011)	(91,965,796)

Net asset value of shares converted

Class A	2,287,450	5,899,401

Class C	(2,287,450)	(5,899,401)

Net increase (decrease) in net assets from Fund share transactions	$8,902,921	$(20,605,553)

Net increase (decrease) in net assets	$18,002,663	$(25,293,083)

Net Assets

At beginning of period	$496,826,344	$522,119,427

At end of period	$514,829,007	$496,826,344

14	See Notes to Financial Statements.

Eaton Vance

National Limited Maturity Municipal Income Fund

September 30, 2020

Financial Highlights

	Class A

	Six Months Ended September 30, 2020 (Unaudited)		Year Ended March 31,
			2020	2019	2018	2017	2016

Net asset value — Beginning of period	$9.700		$9.790	$9.730	$9.850	$10.160	$10.180

Income (Loss) From Operations

Net investment income(1)	$0.117		$0.251	$0.272	$0.274	$0.283	$0.298

Net realized and unrealized gain (loss)	0.183		(0.087)	0.058	(0.120)	(0.311)	(0.020)

Total income (loss) from operations	$0.300		$0.164	$0.330	$0.154	$(0.028)	$0.278

Less Distributions

From net investment income	$(0.120)		$(0.254)	$(0.270)	$(0.274)	$(0.282)	$(0.298)

Total distributions	$(0.120)		$(0.254)	$(0.270)	$(0.274)	$(0.282)	$(0.298)

Net asset value — End of period	$9.880		$9.700	$9.790	$9.730	$9.850	$10.160

Total Return(2)	3.11	%(3)	1.66%	3.45%	1.55%	(0.29)%	2.79%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$197,558		$180,506	$192,155	$189,734	$212,891	$275,435

Ratios (as a percentage of average daily net assets):

Expenses(4)	0.66	%(5)	0.66%	0.68%	0.67%	0.67%	0.66%

Net investment income	2.38	%(5)	2.55%	2.80%	2.77%	2.82%	2.95%

Portfolio Turnover	30	%(3)	40%	14%	13%	17%	10%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

15	See Notes to Financial Statements.

Eaton Vance

National Limited Maturity Municipal Income Fund

September 30, 2020

Financial Highlights — continued

	Class C

	Six Months Ended September 30, 2020 (Unaudited)		Year Ended March 31,
			2020	2019	2018	2017	2016

Net asset value — Beginning of period	$9.100		$9.180	$9.120	$9.240	$9.530	$9.550

Income (Loss) From Operations

Net investment income(1)	$0.076		$0.167	$0.186	$0.188	$0.195	$0.209

Net realized and unrealized gain (loss)	0.172		(0.078)	0.059	(0.121)	(0.291)	(0.020)

Total income (loss) from operations	$0.248		$0.089	$0.245	$0.067	$(0.096)	$0.189

Less Distributions

From net investment income	$(0.078)		$(0.169)	$(0.185)	$(0.187)	$(0.194)	$(0.209)

Total distributions	$(0.078)		$(0.169)	$(0.185)	$(0.187)	$(0.194)	$(0.209)

Net asset value — End of period	$9.270		$9.100	$9.180	$9.120	$9.240	$9.530

Total Return(2)	2.74	%(3)	0.95%	2.73%	0.71%	(1.03)%	2.01%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$18,651		$24,108	$35,667	$73,533	$100,360	$119,453

Ratios (as a percentage of average daily net assets):

Expenses(4)	1.41	%(5)	1.41%	1.43%	1.42%	1.42%	1.41%

Net investment income	1.65	%(5)	1.80%	2.05%	2.02%	2.07%	2.21%

Portfolio Turnover	30	%(3)	40%	14%	13%	17%	10%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

16	See Notes to Financial Statements.

Eaton Vance

National Limited Maturity Municipal Income Fund

September 30, 2020

Financial Highlights — continued

	Class I

	Six Months Ended September 30, 2020 (Unaudited)		Year Ended March 31,
			2020	2019	2018	2017	2016

Net asset value — Beginning of period	$9.700		$9.790	$9.730	$9.850	$10.170	$10.190

Income (Loss) From Operations

Net investment income(1)	$0.125		$0.266	$0.286	$0.289	$0.298	$0.314

Net realized and unrealized gain (loss)	0.183		(0.087)	0.059	(0.120)	(0.321)	(0.021)

Total income (loss) from operations	$0.308		$0.179	$0.345	$0.169	$(0.023)	$0.293

Less Distributions

From net investment income	$(0.128)		$(0.269)	$(0.285)	$(0.289)	$(0.297)	$(0.313)

Total distributions	$(0.128)		$(0.269)	$(0.285)	$(0.289)	$(0.297)	$(0.313)

Net asset value — End of period	$9.880		$9.700	$9.790	$9.730	$9.850	$10.170

Total Return(2)	3.19	%(3)	1.81%	3.61%	1.70%	(0.24)%	2.94%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$298,620		$292,213	$294,297	$288,575	$286,331	$297,168

Ratios (as a percentage of average daily net assets):

Expenses(4)	0.51	%(5)	0.51%	0.53%	0.52%	0.52%	0.51%

Net investment income	2.54	%(5)	2.69%	2.95%	2.92%	2.97%	3.10%

Portfolio Turnover	30	%(3)	40%	14%	13%	17%	10%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

17	See Notes to Financial Statements.

Eaton Vance

National Limited Maturity Municipal Income Fund

September 30, 2020

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance National Limited Maturity Municipal Income Fund (the Fund) is a diversified series of Eaton Vance Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to provide current income exempt from regular federal income tax. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective January 25, 2019, Class C shares generally automatically convert to Class A shares ten years after their purchase and, effective November 5, 2020, automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. The Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by the Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

As of September 30, 2020, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

18

Eaton Vance

National Limited Maturity Municipal Income Fund

September 30, 2020

Notes to Financial Statements (Unaudited) — continued

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  When-Issued Securities and Delayed Delivery Transactions — The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Fund maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

I  Interim Financial Statements — The interim financial statements relating to September 30, 2020 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

The net investment income of the Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At March 31, 2020, the Fund, for federal income tax purposes, had deferred capital losses of $9,392,277 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at March 31, 2020, $9,263,260 are short-term and $129,017 are long term.

The cost and unrealized appreciation (depreciation) of investments of the Fund at September 30, 2020, as determined on a federal income tax basis, were as follows:

Aggregate cost	$464,006,588

Gross unrealized appreciation	$22,226,237

Gross unrealized depreciation	(2,416,420)

Net unrealized appreciation	$19,809,817

19

Eaton Vance

National Limited Maturity Municipal Income Fund

September 30, 2020

Notes to Financial Statements (Unaudited) — continued

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM) and an indirect subsidiary of Eaton Vance Corp., as compensation for management and investment advisory services rendered to the Fund. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities) as presented in the following table and is payable monthly.

Daily Net Assets	Annual Asset Rate	Daily Income Rate

Up to $500 million	0.300%	3.00%

$500 million but less than $1 billion	0.275	2.75

On average daily net assets of $1 billion or more, the rates are further reduced.

For the six months ended September 30, 2020, the investment adviser fee amounted to $980,296 or 0.39% (annualized) of the Fund’s average daily net assets.

EVM serves as the administrator of the Fund, but receives no compensation. EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended September 30, 2020, EVM earned $6,164 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $6,173 as its portion of the sales charge on sales of Class A shares for the six months ended September 30, 2020. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended September 30, 2020, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee not exceeding 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Trustees approved distribution and service fee payments equal to 0.15% per annum of its average daily net assets attributable to Class A shares. Distribution and service fees paid or accrued to EVD for the six months ended September 30, 2020 amounted to $140,984 for Class A shares.

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended September 30, 2020, the Fund paid or accrued to EVD $79,267 for Class C shares.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts not exceeding 0.25% per annum of its average daily net assets attributable to that class. The Trustees approved service fee payments equal to 0.15% per annum of its average daily net assets attributable to Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended September 30, 2020 amounted to $15,854 for Class C shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended September 30, 2020, the Fund was informed that EVD received $3,000 and $300 of CDSCs paid by Class A and Class C shareholders, respectively.

20

Eaton Vance

National Limited Maturity Municipal Income Fund

September 30, 2020

Notes to Financial Statements (Unaudited) — continued

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $145,038,859 and $159,261,356, respectively, for the six months ended September 30, 2020.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended September 30, 2020 (Unaudited)	Year Ended March 31, 2020

Sales	2,426,154	1,619,063

Issued to shareholders electing to receive payments of distributions in Fund shares	198,482	414,876

Redemptions	(1,476,913)	(3,648,824)

Converted from Class C shares	233,529	598,972

Net increase (decrease)	1,381,252	(1,015,913)

Class C	Six Months Ended September 30, 2020 (Unaudited)	Year Ended March 31, 2020

Sales	230,454	417,836

Issued to shareholders electing to receive payments of distributions in Fund shares	16,242	46,269

Redemptions	(635,583)	(1,059,606)

Converted to Class A shares	(248,923)	(638,462)

Net decrease	(637,810)	(1,233,963)

Class I	Six Months Ended September 30, 2020 (Unaudited)	Year Ended March 31, 2020

Sales	5,711,366	9,167,402

Issued to shareholders electing to receive payments of distributions in Fund shares	127,392	238,077

Redemptions	(5,748,674)	(9,337,517)

Net increase	90,084	67,962

8  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in an $800 million unsecured line of credit agreement with a group of banks, which is in effect through October 27, 2020. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended September 30, 2020. Effective October 27, 2020, the Fund renewed its line of credit agreement, which expires October 26, 2021, at substantially the same terms.

21

Eaton Vance

National Limited Maturity Municipal Income Fund

September 30, 2020

Notes to Financial Statements (Unaudited) — continued

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2020, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Municipal Securities	$—	$456,668,963	$—	$456,668,963

Taxable Municipal Securities	—	27,147,442	—	27,147,442

Total Investments	$—	$483,816,405	$—	$483,816,405

10  Risks and Uncertainties

Pandemic Risk

An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in December 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, the economies of individual countries, individual companies, and the market in general, and may continue to do so in significant and unforeseen ways, as may other epidemics and pandemics that may arise in the future. Any such impact could adversely affect the Fund’s performance, or the performance of the securities in which the Fund invests.

11  Subsequent Event

On October 8, 2020, Morgan Stanley and Eaton Vance Corp. (“Eaton Vance”) announced that they had entered into a definitive agreement under which Morgan Stanley would acquire Eaton Vance. Under the Investment Company Act of 1940, as amended, consummation of this transaction may result in the automatic termination of the Fund’s investment advisory agreement, and any related sub-advisory agreement(s), if applicable. Thus, the Fund’s Board will be asked to approve a new investment advisory agreement (and new sub-advisory agreement(s), if applicable). If approved by the Fund’s Board, the new investment advisory agreement (and new sub-advisory agreement(s), if applicable) is expected to be presented to Fund shareholders for approval, and, if approved, would take effect upon the closing of the transaction.

22

Eaton Vance

National Limited Maturity Municipal Income Fund

September 30, 2020

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting held on April 22, 2020 (the “April 2020 Meeting”), the Boards of Trustees/Directors comprised of the same individuals (collectively, the “Board”) that oversees a majority of the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements(1) for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee exclusively comprised of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of formal meetings held between February and April 2020. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.

In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (additional fund-specific information is referenced below under “Results of the Contract Review Process”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, as relevant, total return data, income data, Sharpe ratios and information ratios) to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;

•	In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board;

•

Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other mutual funds, collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund(s), if any;

•	Profitability analyses with respect to the adviser and sub-adviser to each of the funds;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;

•	The procedures and processes used to determine the fair value of fund assets, when necessary, and actions taken to monitor and test the effectiveness of such procedures and processes;

•

Information about the policies and practices of each fund’s adviser and sub-adviser (in the context of a sub-adviser, only those with trading responsibilities) with respect to trading, including their processes for seeking best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser (in the context of a sub-adviser, only those with trading responsibilities) to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to the portfolio turnover rate of each fund;

Information about each Adviser and Sub-adviser

•	Reports detailing the financial results and condition of the adviser and sub-adviser to each fund;

•

Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other mutual funds and investment accounts, as applicable;

(1)

Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report.

23

Eaton Vance

National Limited Maturity Municipal Income Fund

September 30, 2020

Board of Trustees’ Contract Approval — continued

•	The Code of Ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, if any, including descriptions of their various compliance programs and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund, if any;

•

A description of Eaton Vance Management’s and Boston Management and Research’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning oversight of the relationship with the custodian, subcustodians and fund accountants by the adviser and/or administrator to each of the funds;

•

For an Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices, trading volume data, distribution rates and other relevant matters; and

•	The terms of each investment advisory agreement and sub-advisory agreement.

During the various meetings of the Board and its committees throughout the twelve months ended April 2020, the Trustees received information from portfolio managers and other investment professionals of the advisers and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Trustees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management, Boston Management and Research and fund sub-advisers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular teleconferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.

The Contract Review Committee was advised throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.

In voting its approval of the continuation of existing investment advisory agreements and sub-advisory agreements at the April 2020 Meeting, the Board relied on an order issued by the Securities and Exchange Commission on March 25, 2020, which provided temporary relief from the in-person voting requirements under Section 15 of the 1940 Act in response to the impacts of the COVID-19 pandemic.

Results of the Contract Review Process

Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement between Eaton Vance National Limited Maturity Municipal Income Fund (the “Fund”) and Boston Management and Research (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, recommended to the Board approval of the agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement for the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.

The Board considered the Adviser’s management capabilities and investment processes in light of the types of investments held by the Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund, including recent changes to such personnel. In particular, the Board considered, where relevant, the abilities and experience of the Adviser’s investment professionals in analyzing factors such as credit risk, tax efficiency, and special considerations relevant to investing in municipal

24

Eaton Vance

National Limited Maturity Municipal Income Fund

September 30, 2020

Board of Trustees’ Contract Approval — continued

obligations. The Board considered the Adviser’s municipal bond team, which includes investment professionals and credit specialists who provide services to the Fund. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered other administrative services provided or overseen by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as an appropriate benchmark index, and assessed the Fund’s performance on the basis of total return and current income return. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended September 30, 2019. In this regard, the Board noted that the performance of the Fund was lower than the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was lower than its benchmark index for the three-year period. The Board considered, among other things, the Adviser’s efforts to generate competitive levels of tax-exempt current income over time. The Board noted that actions are being taken by the Adviser to address Fund performance and determined to continue to monitor and evaluate their effectiveness over time.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended September 30, 2019, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on the Fund’s total expense ratio relative to comparable funds.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution or other services.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are deemed not to be excessive.

The Board also considered direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their respective relationships with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

25

Eaton Vance

National Limited Maturity Municipal Income Fund

September 30, 2020

Board of Trustees’ Contract Approval — continued

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from any economies of scale in the future.

26

Eaton Vance

National Limited Maturity Municipal Income Fund

September 30, 2020

Liquidity Risk Management Program

The Fund has implemented a written liquidity risk management program (Program) and related procedures to manage its liquidity in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (Liquidity Rule). The Liquidity Rule defines “liquidity risk” as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of the remaining investors’ interests in the fund. The Fund’s Board of Trustees/Directors has designated the investment adviser to serve as the administrator of the Program and the related procedures. The administrator has established a Liquidity Risk Management Oversight Committee (Committee) to perform the functions necessary to administer the Program. As part of the Program, the administrator is responsible for identifying illiquid investments and categorizing the relative liquidity of the Fund’s investments in accordance with the Liquidity Rule. Under the Program, the administrator assesses, manages, and periodically reviews the Fund’s liquidity risk, and is responsible for making certain reports to the Fund’s Board of Trustees/Directors and the Securities and Exchange Commission (SEC) regarding the liquidity of the Fund’s investments, and to notify the Board of Trustees/Directors and the SEC of certain liquidity events specified in the Liquidity Rule. The liquidity of the Fund’s portfolio investments is determined based on a number of factors including, but not limited to, relevant market, trading and investment-specific considerations under the Program.

At a meeting of the Fund’s Board of Trustees/Directors, the Committee provided a written report to the Fund’s Board of Trustees/Directors pertaining to the operation, adequacy, and effectiveness of implementation of the Program, as well as the operation of the highly liquid investment minimum (if applicable) for the period December 1, 2018 through December 31, 2019 (Review Period). The Program operated effectively during the Review Period, supporting the administrator’s ability to assess, manage and monitor Fund liquidity risk, including during periods of market volatility and net redemptions. During the Review Period, the Fund met redemption requests on a timely basis.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

27

Eaton Vance

National Limited Maturity Municipal Income Fund

September 30, 2020

Officers and Trustees

Officers

Eric A. Stein

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Keith Quinton

Marcus L. Smith

Susan J. Sutherland

Scott E. Wennerholm

*	Interested Trustee

28

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each entity listed below has adopted a privacy policy and procedures (“Privacy Program”) Eaton Vance believes is reasonably designed to protect your personal information and to govern when and with whom Eaton Vance may share your personal information.

•

At the time of opening an account, Eaton Vance generally requires you to provide us with certain information such as name, address, social security number, tax status, account numbers, and account balances. This information is necessary for us to both open an account for you and to allow us to satisfy legal requirements such as applicable anti-money laundering reviews and know-your-customer requirements.

•

On an ongoing basis, in the normal course of servicing your account, Eaton Vance may share your information with unaffiliated third parties that perform various services for Eaton Vance and/or your account. These third parties include transfer agents, custodians, broker/dealers and our professional advisers, including auditors, accountants, and legal counsel. Eaton Vance may additionally share your personal information with our affiliates.

•	We believe our Privacy Program is reasonably designed to protect the confidentiality of your personal information and to prevent unauthorized access to that information.

•

We reserve the right to change our Privacy Program at any time upon proper notification to you. You may want to review our Privacy Program periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of protecting your personal information applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, and Calvert Funds. This Privacy Notice supersedes all previously issued privacy disclosures. For more information about our Privacy Program or about how your personal information may be used, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

29

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Investment Adviser

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7643    9.30.20

Eaton Vance

New York Municipal Opportunities Fund

Semiannual Report

September 30, 2020

Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (eatonvance.com/funddocuments), and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you are a direct investor, you may elect to receive shareholder reports and other communications from the Fund electronically by signing up for e-Delivery at eatonvance.com/edelivery. If you own your shares through a financial intermediary (such as a broker-dealer or bank), you must contact your financial intermediary to sign up.

You may elect to receive all future Fund shareholder reports in paper free of charge. If you are a direct investor, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-262-1122. If you own these shares through a financial intermediary, you must contact your financial intermediary or follow instructions included with this disclosure, if applicable, to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Eaton Vance funds held directly or to all funds held through your financial intermediary, as applicable.

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report September 30, 2020

Eaton Vance

New York Municipal Opportunities Fund

Eaton Vance

New York Municipal Opportunities Fund

September 30, 2020

Performance1,2

Portfolio Managers Adam A. Weigold, CFA and Craig R. Brandon, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years

Class A at NAV	06/27/1996	05/29/1992	3.95%	2.36%	2.73%	2.56%
Class A with 4.75% Maximum Sales Charge	—	—	–0.95	–2.53	1.74	2.06
Class C at NAV	12/08/1993	05/29/1992	3.50	1.61	1.98	1.79
Class C with 1% Maximum Sales Charge	—	—	2.50	0.61	1.98	1.79
Class I at NAV	08/03/2010	05/29/1992	4.03	2.51	2.89	2.71

Bloomberg Barclays Municipal Bond Index	—	—	3.99%	4.09%	3.84%	3.99%
Bloomberg Barclays New York Municipal Bond Index	—	—	2.89	2.71	3.38	3.69

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I

				0.74%	1.50%	0.59%

% Distribution Rates/Yields[4]				Class A	Class C	Class I

Distribution Rate				1.84%	1.10%	1.99%
Taxable-Equivalent Distribution Rate				3.65	2.18	3.95
SEC 30-day Yield				1.12	0.44	1.33
Taxable-Equivalent SEC 30-day Yield				2.23	0.86	2.64

Fund Profile

Credit Quality (% of total investments)5

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

New York Municipal Opportunities Fund

September 30, 2020

Endnotes and Additional Disclosures

[1]

Bloomberg Barclays Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. Bloomberg Barclays New York Municipal Bond Index is an unmanaged index of New York municipal bonds. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to April 25, 2016 reflects the Fund’s performance under its former investment objective and policies.

[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as tax-exempt income, qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099- DIV and provided to the shareholder shortly after each year-end. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. As portfolio and market conditions change, the rate of distributions paid by the Fund could change. Taxable-equivalent performance is based on the highest combined federal and state income tax rates, where applicable. Lower tax rates would result in lower tax-equivalent performance. Actual tax rates will vary depending on your income, exemptions and deductions. Rates do not include local taxes. The SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30-day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ.

[5]

Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Fund profile subject to change due to active management.

3

Eaton Vance

New York Municipal Opportunities Fund

September 30, 2020

Fund Expenses

Example: As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2020 – September 30, 2020).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (4/1/20)	Ending Account Value (9/30/20)	Expenses Paid During Period* (4/1/20 – 9/30/20)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,039.50	$3.89	0.76%
Class C	$1,000.00	$1,035.00	$7.70	1.51%
Class I	$1,000.00	$1,040.30	$3.12	0.61%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.30	$3.85	0.76%
Class C	$1,000.00	$1,017.50	$7.64	1.51%
Class I	$1,000.00	$1,022.00	$3.09	0.61%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on March 31, 2020.

4

Eaton Vance

New York Municipal Opportunities Fund

September 30, 2020

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 97.0%
Security	Principal Amount (000’s omitted)	Value

Bond Bank — 1.7%

New York State Environmental Facilities Corp., (State Revolving Fund), Green Bonds, 5.00%, 8/15/44	$1,000	$1,280,950

		$1,280,950

Cogeneration — 0.3%

Suffolk County Industrial Development Agency, (Nissequogue Cogeneration Partners Facility), (AMT), 5.50%, 1/1/23	$250	$252,298

		$252,298

Education — 8.8%

Buffalo and Erie County Industrial Land Development Corp., (Global Concepts Charter School), 5.00%, 10/1/37	$405	$469,691

Dutchess County Local Development Corp., (Marist College), 5.00%, 7/1/29	130	164,559

Monroe County Industrial Development Corp., (Nazareth College of Rochester), 5.00%, 10/1/24	885	983,810

Monroe County Industrial Development Corp., (Nazareth College of Rochester), 5.00%, 10/1/25	930	1,052,704

Monroe County Industrial Development Corp., (True North Rochester Preparatory Charter School), 5.00%, 6/1/40(1)	165	192,484

New York Dormitory Authority, (Culinary Institute of America), 5.00%, 7/1/23	250	268,555

New York Dormitory Authority, (Rockefeller University), Green Bonds, 5.00%, 7/1/50	500	627,215

Syracuse Industrial Development Agency, (Syracuse City School District), 4.00%, 5/1/33	1,200	1,417,620

Troy Capital Resource Corp., (Rensselaer Polytechnic Institute), 5.00%, 9/1/35	1,000	1,217,060

Yonkers Economic Development Corp., (Lamartine/Warburton, LLC - Charter School of Educational Excellence), 4.00%, 10/15/29	330	339,458

Yonkers Economic Development Corp., (Lamartine/Warburton, LLC - Charter School of Educational Excellence), 5.00%, 10/15/39	80	85,203

		$6,818,359

Electric Utilities — 5.5%

Long Island Power Authority, Electric System Revenue, 4.00%, 9/1/39	$1,650	$1,961,701

New York Power Authority, 4.00%, 11/15/45	1,140	1,334,997

New York Power Authority, 4.00%, 11/15/50	355	413,082

New York Power Authority, 4.00%, 11/15/55	500	577,155

		$4,286,935

Security	Principal Amount (000’s omitted)	Value

General Obligations — 3.9%

Elmira, 4.00%, 5/27/21	$400	$400,496

New York City, 4.00%, 3/1/36	360	420,437

New York City, 4.00%, 8/1/38	1,495	1,716,843

Valley Stream, 2.00%, 5/15/25	235	227,797

Valley Stream, 2.125%, 5/15/26	240	230,654

		$2,996,227

Hospital — 16.1%

Build NYC Resource Corp., (New York Methodist Hospital), 5.00%, 7/1/24	$400	$458,056

Dutchess County Local Development Corp., (Nuvance Health), 5.00%, 7/1/24	100	113,960

Jefferson County Civic Facility Development Corp., (Samaritan Medical Center), 4.00%, 11/1/28	1,390	1,561,804

Jefferson County Civic Facility Development Corp., (Samaritan Medical Center), 4.00%, 11/1/29	1,000	1,110,430

Jefferson County Civic Facility Development Corp., (Samaritan Medical Center), 5.00%, 11/1/25	1,305	1,520,756

Nassau County Local Economic Assistance and Financing Corp., (Catholic Health Services of Long Island), 5.00%, 7/1/22	1,000	1,031,670

Nassau County Local Economic Assistance Corp., (Catholic Health Services of Long Island), 5.00%, 7/1/23	500	557,235

New York Dormitory Authority, (Catholic Health System Obligated Group), 5.00%, 7/1/30	625	779,987

New York Dormitory Authority, (Catholic Health System Obligated Group), 5.00%, 7/1/32	640	785,926

New York Dormitory Authority, (Montefiore Obligated Group), 4.00%, 9/1/37	400	442,732

New York Dormitory Authority, (NYU Langone Hospitals Obligated Group), 4.00%, 7/1/50	1,625	1,815,629

New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/23(1)	400	446,172

New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/24(1)	600	688,974

New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/25(1)	500	579,520

New York Dormitory Authority, (Orange Regional Medical Center), Series 2017, 5.00%, 12/1/26(1)	500	598,515

		$12,491,366

Housing — 1.2%

Albany Capital Resource Corp., (Empire Commons Student Housing, Inc.), 5.00%, 5/1/26	$300	$341,010

Westchester County Local Development Corp., (Purchase Housing Corp. II), 5.00%, 6/1/24	165	179,311

5	See Notes to Financial Statements.

Eaton Vance

New York Municipal Opportunities Fund

September 30, 2020

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Housing (continued)

Westchester County Local Development Corp., (Purchase Housing Corp. II), 5.00%, 6/1/25	$170	$187,085

Westchester County Local Development Corp., (Purchase Housing Corp. II), 5.00%, 6/1/26	170	189,905

		$897,311

Industrial Development Revenue — 7.2%

Build NYC Resource Corp., (Pratt Paper (NY), Inc.), (AMT), 4.50%, 1/1/25(1)	$685	$728,045

Essex County Industrial Development Agency, (International Paper Co.), (AMT), 2.10% to 10/1/24 (Put Date), 3/1/27	625	655,138

New York Energy Research and Development Authority, (Rochester Gas and Electric Corp.), 2.875% to 7/1/25 (Put Date), 5/15/32	1,155	1,257,576

New York State Environmental Facilities Corp., (Casella Waste Systems, Inc.), (AMT), 2.875% to 12/3/29 (Put Date), 12/1/44(1)	250	246,320

New York State Environmental Facilities Corp., (Casella Waste Systems, Inc.), (AMT), 3.125% to 6/1/26 (Put Date), 12/1/44(1)	1,000	1,020,580

New York Transportation Development Corp., (Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment), (AMT), 4.00%, 10/1/30	1,000	1,024,040

Niagara Area Development Corp., (Covanta), 3.50%, 11/1/24(1)	610	619,418

		$5,551,117

Insured – Electric Utilities — 2.7%

Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	$2,050	$2,118,654

		$2,118,654

Insured – General Obligations — 5.5%

Clinton County, (AGM), (AMT), 3.50%, 6/1/27	$1,000	$1,108,840

East Ramapo Central School District, (AGM), 4.00%, 12/15/27	1,605	1,887,512

Monroe County, (AGM), 5.00%, 6/1/27	1,000	1,273,600

		$4,269,952

Insured – Solid Waste — 1.4%

Onondaga County Resource Recovery Agency, (AGM), (AMT), 5.00%, 5/1/26	$150	$184,917

Onondaga County Resource Recovery Agency, (AGM), (AMT), 5.00%, 5/1/28	740	927,546

		$1,112,463

Security	Principal Amount (000’s omitted)	Value

Insured – Water and Sewer — 0.4%

Buffalo Municipal Water Finance Authority, (AGM), 5.00%, 7/1/29	$125	$153,430

Buffalo Municipal Water Finance Authority, (AGM), 5.00%, 7/1/31	140	170,614

		$324,044

Lease Revenue / Certificates of Participation — 1.4%

Hudson Yards Infrastructure Corp., 5.00%, 2/15/42	$500	$580,740

Monroe County Industrial Development Agency, (Rochester Schools Modernization), 5.00%, 5/1/27	400	503,968

		$1,084,708

Other Revenue — 5.3%

Albany Parking Authority, 5.00%, 7/15/23	$700	$746,970

Chautauqua County Capital Resource Corp., (Jamestown Center City Development Corp.), 1.75% to 11/1/24 (Put Date), 11/1/31	1,650	1,717,105

New York City Cultural Resources Trust, (Lincoln Center for the Performing Arts, Inc.), 5.00%, 12/1/32	1,250	1,612,688

		$4,076,763

Senior Living / Life Care — 8.9%

Brookhaven Local Development Corp., (Jefferson’s Ferry), 5.25%, 11/1/25	$750	$845,910

Buffalo and Erie County Industrial Land Development Corp., (Orchard Park CCRC, Inc.), 5.00%, 11/15/23	1,455	1,566,191

Suffolk County Economic Development Corp., (Peconic Landing at Southold, Inc.), 5.00%, 12/1/34(2)	1,000	1,098,840

Tompkins County Development Corp., (Kendal at Ithaca, Inc.), 3.25%, 7/1/22	235	237,009

Westchester County Local Development Corp., (Kendal on Hudson), 4.00%, 1/1/23	500	510,035

Westchester County Local Development Corp., (Kendal on Hudson), 5.00%, 1/1/28	1,090	1,140,369

Westchester County Local Development Corp., (Kendal on Hudson), 5.00%, 1/1/34	480	495,720

Westchester County Local Development Corp., (Miriam Osborn Memorial Home Association), 5.00%, 7/1/24	340	377,679

Westchester County Local Development Corp., (Miriam Osborn Memorial Home Association), 5.00%, 7/1/25	260	295,401

Westchester County Local Development Corp., (Miriam Osborn Memorial Home Association), 5.00%, 7/1/26	290	331,099

		$6,898,253

6	See Notes to Financial Statements.

Eaton Vance

New York Municipal Opportunities Fund

September 30, 2020

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Solid Waste — 0.8%

Onondaga County Resource Recovery Agency, (AMT), 5.00%, 5/1/25	$540	$644,566

		$644,566

Special Tax Revenue — 10.2%

New York City Transitional Finance Authority, Future Tax Revenue, 3.00%, 5/1/48	$425	$441,023

New York City Transitional Finance Authority, Future Tax Revenue, 4.00%, 11/1/38	1,000	1,147,060

New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/40	1,000	1,220,580

New York Dormitory Authority, Sales Tax Revenue, (AMT), 5.00%, 3/15/30	1,875	2,379,244

New York State Urban Development Corp., Personal Income Tax Revenue, 4.00%, 3/15/38	800	939,016

New York State Urban Development Corp., Personal Income Tax Revenue, 4.00%, 3/15/41	700	811,818

New York State Urban Development Corp., Personal Income Tax Revenue, 5.00%, 3/15/35	750	970,507

		$7,909,248

Transportation — 12.7%

Albany County Airport Authority, (AMT), 5.00%, 12/15/25	$500	$593,460

New York Thruway Authority, 3.00%, 1/1/48	1,060	1,101,796

New York Thruway Authority, 5.00%, 1/1/39	95	120,018

New York Thruway Authority, 5.00%, 1/1/40	905	1,139,829

New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AMT), 5.00%, 7/1/41	2,000	2,147,480

Niagara Frontier Transportation Authority, (Buffalo Niagara International Airport), (AMT), 5.00%, 4/1/24	795	898,875

Niagara Frontier Transportation Authority, (Buffalo Niagara International Airport), (AMT), 5.00%, 4/1/28	520	644,914

Niagara Frontier Transportation Authority, (Buffalo Niagara International Airport), (AMT), 5.00%, 4/1/29	275	346,552

Niagara Frontier Transportation Authority, (Buffalo Niagara International Airport), (AMT), 5.00%, 4/1/30	455	569,797

Port Authority of New York and New Jersey, (AMT), 5.00%, 11/1/30	1,100	1,407,846

Port Authority of New York and New Jersey, (AMT), 5.00%, 10/15/35	740	871,417

		$9,841,984

Water and Sewer — 3.0%

New York City Municipal Water Finance Authority, (Water and Sewer System), 3.00%, 6/15/40	$1,385	$1,483,113

New York City Municipal Water Finance Authority, (Water and Sewer System), 4.00%, 6/15/40	200	232,652

Security	Principal Amount (000’s omitted)	Value

Water and Sewer (continued)

New York City Municipal Water Finance Authority, (Water and Sewer System), 5.00%, 6/15/48	$500	$601,840

		$2,317,605

Total Tax-Exempt Investments — 97.0% (identified cost $72,631,855)		$75,172,803

Miscellaneous — 0.5%
Security	Units	Value

Real Estate — 0.5%

CMS Liquidating Trust(1)(3)(4)	150	$371,238

Total Miscellaneous — 0.5% (identified cost $480,000)		$371,238

Total Investments — 97.5% (identified cost $73,111,855)		$75,544,041

Other Assets, Less Liabilities — 2.5%		$1,914,090

Net Assets — 100.0%		$77,458,131

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At September 30, 2020, 10.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 2.8% to 7.6% of total investments.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At September 30, 2020, the aggregate value of these securities is $5,491,266 or 7.1% of the Fund’s net assets.

(2)	When-issued security.

(3)	Non-income producing security.

(4)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see note 9).

Abbreviations:

AGM	–	Assured Guaranty Municipal Corp.

AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

NPFG	–	National Public Finance Guarantee Corp.

7	See Notes to Financial Statements.

Eaton Vance

New York Municipal Opportunities Fund

September 30, 2020

Statement of Assets and Liabilities (Unaudited)

Assets	September 30, 2020

Investments, at value (identified cost, $73,111,855)	$75,544,041

Cash	1,945,563

Interest receivable	801,902

Receivable for Fund shares sold	456,138

Total assets	$78,747,644

Liabilities

Payable for when-issued securities	$1,117,180

Payable for Fund shares redeemed	44,309

Distributions payable	33,995

Payable to affiliates:

Investment adviser fee	23,885

Distribution and service fees	10,059

Accrued expenses	60,085

Total liabilities	$1,289,513

Net Assets	$77,458,131

Sources of Net Assets

Paid-in capital	$74,951,787

Distributable earnings	2,506,344

Net Assets	$77,458,131

Class A Shares

Net Assets	$41,737,413

Shares Outstanding	4,100,493

Net Asset Value and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$10.18

Maximum Offering Price Per Share

(100 ÷ 95.25 of net asset value per share)	$10.69

Class C Shares

Net Assets	$6,868,228

Shares Outstanding	709,804

Net Asset Value and Offering Price Per Share*

(net assets ÷ shares of beneficial interest outstanding)	$9.68

Class I Shares

Net Assets	$28,852,490

Shares Outstanding	2,834,225

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$10.18

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

8	See Notes to Financial Statements.

Eaton Vance

New York Municipal Opportunities Fund

September 30, 2020

Statement of Operations (Unaudited)

Investment Income	Six Months Ended September 30, 2020

Interest	$1,049,784

Total investment income	$1,049,784

Expenses

Investment adviser fee	$145,103

Distribution and service fees

Class A	30,819

Class C	35,123

Trustees’ fees and expenses	2,272

Custodian fee	14,392

Transfer and dividend disbursing agent fees	16,471

Legal and accounting services	27,208

Printing and postage	8,743

Registration fees	4,300

Miscellaneous	12,174

Total expenses	$296,605

Net investment income	$753,179

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$635,445

Net realized gain	$635,445

Change in unrealized appreciation (depreciation) —

Investments	$1,446,105

Net change in unrealized appreciation (depreciation)	$1,446,105

Net realized and unrealized gain	$2,081,550

Net increase in net assets from operations	$2,834,729

9	See Notes to Financial Statements.

Eaton Vance

New York Municipal Opportunities Fund

September 30, 2020

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended September 30, 2020 (Unaudited)	Year Ended March 31, 2020

From operations —

Net investment income	$753,179	$1,595,351

Net realized gain	635,445	1,056,576

Net change in unrealized appreciation (depreciation)	1,446,105	(1,071,385)

Net increase in net assets from operations	$2,834,729	$1,580,542

Distributions to shareholders —

Class A	$(403,920)	$(931,248)

Class C	(47,995)	(137,584)

Class I	(286,419)	(549,970)

Total distributions to shareholders	$(738,334)	$(1,618,802)

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Class A	$2,313,607	$4,994,312

Class C	560,298	942,261

Class I	4,237,369	7,501,561

Net asset value of shares issued to shareholders in payment of distributions declared

Class A	341,433	806,909

Class C	32,322	85,515

Class I	151,773	302,653

Cost of shares redeemed

Class A	(3,696,731)	(7,228,826)

Class C	(3,216,263)	(1,393,645)

Class I	(1,760,314)	(3,309,638)

Net asset value of shares converted

Class A	172,197	901,147

Class C	(172,197)	(901,147)

Net increase (decrease) in net assets from Fund share transactions	$(1,036,506)	$2,701,102

Net increase in net assets	$1,059,889	$2,662,842

Net Assets

At beginning of period	$76,398,242	$73,735,400

At end of period	$77,458,131	$76,398,242

10	See Notes to Financial Statements.

Eaton Vance

New York Municipal Opportunities Fund

September 30, 2020

Financial Highlights

	Class A

	Six Months Ended September 30, 2020 (Unaudited)		Year Ended March 31,
			2020	2019	2018	2017	2016

Net asset value — Beginning of period	$9.890		$9.870	$9.660	$9.770	$10.090	$10.110

Income (Loss) From Operations

Net investment income(1)	$0.101		$0.210	$0.245	$0.241	$0.269	$0.275

Net realized and unrealized gain (loss)	0.288		0.023 (2)	0.207	(0.113)	(0.322)	(0.023)

Total income (loss) from operations	$0.389		$0.233	$0.452	$0.128	$(0.053)	$0.252

Less Distributions

From net investment income	$(0.099)		$(0.213)	$(0.242)	$(0.238)	$(0.267)	$(0.272)

Total distributions	$(0.099)		$(0.213)	$(0.242)	$(0.238)	$(0.267)	$(0.272)

Net asset value — End of period	$10.180		$9.890	$9.870	$9.660	$9.770	$10.090

Total Return(3)	3.95	%(4)	2.33%	4.75%	1.30%	(0.55)%	2.54%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$41,737		$41,504	$42,073	$44,330	$51,983	$47,738

Ratios (as a percentage of average daily net assets):

Expenses(5)	0.76	%(6)	0.74%	0.79%	0.75%	0.74%	0.75%

Net investment income	2.00	%(6)	2.08%	2.54%	2.45%	2.70%	2.74%

Portfolio Turnover	48	%(4)	102%	54%	66%	68%	9%

(1)	Computed using average shares outstanding.

(2)

The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

11	See Notes to Financial Statements.

Eaton Vance

New York Municipal Opportunities Fund

September 30, 2020

Financial Highlights — continued

	Class C

	Six Months Ended September 30, 2020 (Unaudited)		Year Ended March 31,
			2020	2019	2018	2017	2016

Net asset value — Beginning of period	$9.410		$9.390	$9.180	$9.290	$9.590	$9.610

Income (Loss) From Operations

Net investment income(1)	$0.061		$0.128	$0.164	$0.159	$0.185	$0.190

Net realized and unrealized gain (loss)	0.267		0.022 (2)	0.207	(0.113)	(0.302)	(0.023)

Total income (loss) from operations	$0.328		$0.150	$0.371	$0.046	$(0.117)	$0.167

Less Distributions

From net investment income	$(0.058)		$(0.130)	$(0.161)	$(0.156)	$(0.183)	$(0.187)

Total distributions	$(0.058)		$(0.130)	$(0.161)	$(0.156)	$(0.183)	$(0.187)

Net asset value — End of period	$9.680		$9.410	$9.390	$9.180	$9.290	$9.590

Total Return(3)	3.50	%(4)	1.58%	4.09%	0.48%	(1.24)%	1.77%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$6,868		$9,441	$10,663	$16,306	$22,763	$26,312

Ratios (as a percentage of average daily net assets):

Expenses(5)	1.51	%(6)	1.50%	1.54%	1.50%	1.50%	1.50%

Net investment income	1.27	%(6)	1.33%	1.79%	1.71%	1.95%	1.99%

Portfolio Turnover	48	%(4)	102%	54%	66%	68%	9%

(1)	Computed using average shares outstanding.

(2)

The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

12	See Notes to Financial Statements.

Eaton Vance

New York Municipal Opportunities Fund

September 30, 2020

Financial Highlights — continued

	Class I

	Six Months Ended September 30, 2020 (Unaudited)		Year Ended March 31,
			2020	2019	2018	2017	2016

Net asset value — Beginning of period	$9.890		$9.870	$9.660	$9.770	$10.090	$10.110

Income (Loss) From Operations

Net investment income(1)	$0.108		$0.225	$0.260	$0.255	$0.284	$0.290

Net realized and unrealized gain (loss)	0.289		0.023 (2)	0.206	(0.112)	(0.322)	(0.023)

Total income (loss) from operations	$0.397		$0.248	$0.466	$0.143	$(0.038)	$0.267

Less Distributions

From net investment income	$(0.107)		$(0.228)	$(0.256)	$(0.253)	$(0.282)	$(0.287)

Total distributions	$(0.107)		$(0.228)	$(0.256)	$(0.253)	$(0.282)	$(0.287)

Net asset value — End of period	$10.180		$9.890	$9.870	$9.660	$9.770	$10.090

Total Return(3)	4.03	%(4)	2.48%	4.91%	1.45%	(0.40)%	2.70%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$28,852		$25,454	$21,000	$16,301	$17,869	$13,601

Ratios (as a percentage of average daily net assets):

Expenses(5)	0.61	%(6)	0.59%	0.64%	0.60%	0.60%	0.60%

Net investment income	2.15	%(6)	2.23%	2.68%	2.60%	2.85%	2.89%

Portfolio Turnover	48	%(4)	102%	54%	66%	68%	9%

(1)	Computed using average shares outstanding.

(2)

The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

13	See Notes to Financial Statements.

Eaton Vance

New York Municipal Opportunities Fund

September 30, 2020

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance New York Municipal Opportunities Fund (the Fund) is a non-diversified series of Eaton Vance Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek to maximize after-tax total return. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective January 25, 2019, Class C shares generally automatically convert to Class A shares ten years after their purchase and, effective November 5, 2020, will automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. The Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by the Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

As of September 30, 2020, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

14

Eaton Vance

New York Municipal Opportunities Fund

September 30, 2020

Notes to Financial Statements (Unaudited) — continued

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  When-Issued Securities and Delayed Delivery Transactions — The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Fund maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

I  Interim Financial Statements — The interim financial statements relating to September 30, 2020 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

The net investment income of the Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At March 31, 2020, the Fund, for federal income tax purposes, had deferred capital losses of $646,945 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at March 31, 2020, $646,945 are short-term.

The cost and unrealized appreciation (depreciation) of investments of the Fund at September 30, 2020, as determined on a federal income tax basis, were as follows:

Aggregate cost	$73,025,137

Gross unrealized appreciation	$2,917,921

Gross unrealized depreciation	(399,017)

Net unrealized appreciation	$2,518,904

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM) and an indirect subsidiary of Eaton Vance Corp., as compensation for management and investment advisory services rendered to the Fund. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities) and is payable monthly. The annual asset rate and daily income rate are 0.30% and 3.00%, respectively, when daily net assets are less than $500 million and at reduced rates when daily net assets are $500 million or more. For the six months ended September 30, 2020, the investment adviser fee amounted to $145,103 or 0.38% (annualized) of the Fund’s average daily net assets.

15

Eaton Vance

New York Municipal Opportunities Fund

September 30, 2020

Notes to Financial Statements (Unaudited) — continued

EVM serves as the administrator of the Fund, but receives no compensation. EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended September 30, 2020, EVM earned $3,100 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $1,867 as its portion of the sales charge on sales of Class A shares for the six months ended September 30, 2020. EVD also received distribution and service fees from Class A and Class C shares (see Note 4).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended September 30, 2020, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee not exceeding 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Trustees approved distribution and service fee payments equal to 0.15% per annum of the Fund’s average daily net assets attributable to Class A shares. Distribution and service fees paid or accrued to EVD for the six months ended September 30, 2020 amounted to $30,819 for Class A shares.

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended September 30, 2020, the Fund paid or accrued to EVD $29,269 for Class C shares.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts not exceeding 0.25% per annum of its average daily net assets attributable to Class C shares. The Trustees approved service fee payments equal to 0.15% per annum of the Fund’s average daily net assets attributable to Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the Class C sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended September 30, 2020 amounted to $5,854 for Class C shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended September 30, 2020, the Fund was informed that EVD received less than $100 of CDSCs paid by Class C shareholders and no CDSCs paid by Class A shareholders.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $36,494,446 and $41,884,400, respectively, for the six months ended September 30, 2020.

16

Eaton Vance

New York Municipal Opportunities Fund

September 30, 2020

Notes to Financial Statements (Unaudited) — continued

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended September 30, 2020 (Unaudited)	Year Ended March 31, 2020

Sales	228,441	492,131

Issued to shareholders electing to receive payments of distributions in Fund shares	34,003	79,792

Redemptions	(374,549)	(726,951)

Converted from Class C shares	17,278	89,208

Net decrease	(94,827)	(65,820)

Class C	Six Months Ended September 30, 2020 (Unaudited)	Year Ended March 31, 2020

Sales	58,004	98,447

Issued to shareholders electing to receive payments of distributions in Fund shares	3,389	8,901

Redemptions	(337,241)	(145,630)

Converted to Class A shares	(18,178)	(93,835)

Net decrease	(294,026)	(132,117)

Class I	Six Months Ended September 30, 2020 (Unaudited)	Year Ended March 31, 2020

Sales	423,517	744,643

Issued to shareholders electing to receive payments of distributions in Fund shares	15,102	29,924

Redemptions	(177,105)	(328,431)

Net increase	261,514	446,136

8  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in an $800 million unsecured line of credit agreement with a group of banks, which is in effect through October 27, 2020. In connection with the renewal of the agreement on October 29, 2019, funds managed by Calvert Research and Management, an affiliate of EVM, were added as participating funds to the agreement and the borrowing limit was increased from $625 million. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended September 30, 2020.

Effective October 27, 2020, the Fund renewed its line of credit agreement, which expires October 26, 2021, at substantially the same terms.

17

Eaton Vance

New York Municipal Opportunities Fund

September 30, 2020

Notes to Financial Statements (Unaudited) — continued

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2020, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total

Tax-Exempt Investments	$—	$75,172,803	$—	$75,172,803

Miscellaneous	—	—	371,238	371,238

Total Investments	$—	$75,172,803	$371,238	$75,544,041

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended September 30, 2020 is not presented.

10  Risks and Uncertainties

Pandemic Risk

An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in December 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, the economies of individual countries, individual companies, and the market in general, and may continue to do so in significant and unforeseen ways, as may other epidemics and pandemics that may arise in the future. Any such impact could adversely affect the Fund’s performance, or the performance of the securities in which the Fund invests.

11  Subsequent Event

On October 8, 2020, Morgan Stanley and Eaton Vance Corp. (“Eaton Vance”) announced that they had entered into a definitive agreement under which Morgan Stanley would acquire Eaton Vance. Under the Investment Company Act of 1940, as amended, consummation of this transaction may result in the automatic termination of the Fund’s investment advisory agreement, and any related sub-advisory agreement(s), if applicable. Thus, the Fund’s Board will be asked to approve a new investment advisory agreement (and new sub-advisory agreement(s), if applicable). If approved by the Fund’s Board, the new investment advisory agreement (and new sub-advisory agreement(s), if applicable) is expected to be presented to Fund shareholders for approval, and, if approved, would take effect upon the closing of the transaction.

18

Eaton Vance

New York Municipal Opportunities Fund

September 30, 2020

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting held on April 22, 2020 (the “April 2020 Meeting”), the Boards of Trustees/Directors comprised of the same individuals (collectively, the “Board”) that oversees a majority of the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements(1) for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee exclusively comprised of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of formal meetings held between February and April 2020. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.

In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (additional fund-specific information is referenced below under “Results of the Contract Review Process”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, as relevant, total return data, income data, Sharpe ratios and information ratios) to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;

•

In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board;

•

Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other mutual funds, collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund(s), if any;

•	Profitability analyses with respect to the adviser and sub-adviser to each of the funds;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;

•	The procedures and processes used to determine the fair value of fund assets, when necessary, and actions taken to monitor and test the effectiveness of such procedures and processes;

•

Information about the policies and practices of each fund’s adviser and sub-adviser (in the context of a sub-adviser, only those with trading responsibilities) with respect to trading, including their processes for seeking best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser (in the context of a sub-adviser, only those with trading responsibilities) to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to the portfolio turnover rate of each fund;

Information about each Adviser and Sub-adviser

•	Reports detailing the financial results and condition of the adviser and sub-adviser to each fund;

•

Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other mutual funds and investment accounts, as applicable;

•	The Code of Ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;

(1)

Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report.

19

Eaton Vance

New York Municipal Opportunities Fund

September 30, 2020

Board of Trustees’ Contract Approval — continued

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, if any, including descriptions of their various compliance programs and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund, if any;

•

A description of Eaton Vance Management’s and Boston Management and Research’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning oversight of the relationship with the custodian, subcustodians and fund accountants by the adviser and/or administrator to each of the funds;

•

For an Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices, trading volume data, distribution rates and other relevant matters; and

•	The terms of each investment advisory agreement and sub-advisory agreement.

During the various meetings of the Board and its committees throughout the twelve months ended April 2020, the Trustees received information from portfolio managers and other investment professionals of the advisers and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Trustees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management, Boston Management and Research and fund sub-advisers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular teleconferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.

The Contract Review Committee was advised throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.

In voting its approval of the continuation of existing investment advisory agreements and sub-advisory agreements at the April 2020 Meeting, the Board relied on an order issued by the Securities and Exchange Commission on March 25, 2020, which provided temporary relief from the in-person voting requirements under Section 15 of the 1940 Act in response to the impacts of the COVID-19 pandemic.

Results of the Contract Review Process

Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement between Eaton Vance New York Municipal Opportunities Fund (the “Fund”) and Boston Management and Research (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, recommended to the Board approval of the agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement for the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.

The Board considered the Adviser’s management capabilities and investment processes in light of the types of investments held by the Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. In particular, the Board considered, where relevant, the abilities and experience of the Adviser’s investment professionals in analyzing factors such as credit risk, tax efficiency, and special considerations relevant to investing in municipal obligations. The Board considered the Adviser’s municipal bond team, which includes investment professionals and credit specialists who provide services to the Fund. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Adviser and other factors, including the reputation

20

Eaton Vance

New York Municipal Opportunities Fund

September 30, 2020

Board of Trustees’ Contract Approval — continued

and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered other administrative services provided or overseen by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as appropriate benchmark indices. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended September 30, 2019. In this regard, the Board noted that the performance of the Fund was higher than the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was lower than its primary and both secondary benchmark indexes for the three-year period. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended September 30, 2019, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered certain factors identified by management in response to inquiries from the Contract Review Committee regarding the Fund’s total expense ratio relative to comparable funds.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution or other services.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are deemed not to be excessive.

The Board also considered direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their respective relationships with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from any economies of scale in the future.

21

Eaton Vance

New York Municipal Opportunities Fund

September 30, 2020

Liquidity Risk Management Program

The Fund has implemented a written liquidity risk management program (Program) and related procedures to manage its liquidity in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (Liquidity Rule). The Liquidity Rule defines “liquidity risk” as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of the remaining investors’ interests in the fund. The Fund’s Board of Trustees/Directors has designated the investment adviser to serve as the administrator of the Program and the related procedures. The administrator has established a Liquidity Risk Management Oversight Committee (Committee) to perform the functions necessary to administer the Program. As part of the Program, the administrator is responsible for identifying illiquid investments and categorizing the relative liquidity of the Fund’s investments in accordance with the Liquidity Rule. Under the Program, the administrator assesses, manages, and periodically reviews the Fund’s liquidity risk, and is responsible for making certain reports to the Fund’s Board of Trustees/Directors and the Securities and Exchange Commission (SEC) regarding the liquidity of the Fund’s investments, and to notify the Board of Trustees/Directors and the SEC of certain liquidity events specified in the Liquidity Rule. The liquidity of the Fund’s portfolio investments is determined based on a number of factors including, but not limited to, relevant market, trading and investment-specific considerations under the Program.

At a meeting of the Fund’s Board of Trustees/Directors, the Committee provided a written report to the Fund’s Board of Trustees/Directors pertaining to the operation, adequacy, and effectiveness of implementation of the Program, as well as the operation of the highly liquid investment minimum (if applicable) for the period December 1, 2018 through December 31, 2019 (Review Period). The Program operated effectively during the Review Period, supporting the administrator’s ability to assess, manage and monitor Fund liquidity risk, including during periods of market volatility and net redemptions. During the Review Period, the Fund met redemption requests on a timely basis.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

22

Eaton Vance

New York Municipal Opportunities Fund

September 30, 2020

Officers and Trustees

Officers

Eric A. Stein

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Keith Quinton

Marcus L. Smith

Susan J. Sutherland

Scott E. Wennerholm

*Interested	Trustee

23

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each entity listed below has adopted a privacy policy and procedures (“Privacy Program”) Eaton Vance believes is reasonably designed to protect your personal information and to govern when and with whom Eaton Vance may share your personal information.

•

At the time of opening an account, Eaton Vance generally requires you to provide us with certain information such as name, address, social security number, tax status, account numbers, and account balances. This information is necessary for us to both open an account for you and to allow us to satisfy legal requirements such as applicable anti-money laundering reviews and know-your-customer requirements.

•

On an ongoing basis, in the normal course of servicing your account, Eaton Vance may share your information with unaffiliated third parties that perform various services for Eaton Vance and/or your account. These third parties include transfer agents, custodians, broker/dealers and our professional advisers, including auditors, accountants, and legal counsel. Eaton Vance may additionally share your personal information with our affiliates.

•	We believe our Privacy Program is reasonably designed to protect the confidentiality of your personal information and to prevent unauthorized access to that information.

•

We reserve the right to change our Privacy Program at any time upon proper notification to you. You may want to review our Privacy Program periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of protecting your personal information applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, and Calvert Funds. This Privacy Notice supersedes all previously issued privacy disclosures. For more information about our Privacy Program or about how your personal information may be used, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

24

Investment Adviser

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

23359    9.30.20

Eaton Vance

Short Duration Municipal Opportunities Fund

Semiannual Report

September 30, 2020

Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (eatonvance.com/funddocuments), and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you are a direct investor, you may elect to receive shareholder reports and other communications from the Fund electronically by signing up for e-Delivery at eatonvance.com/edelivery. If you own your shares through a financial intermediary (such as a broker-dealer or bank), you must contact your financial intermediary to sign up.

You may elect to receive all future Fund shareholder reports in paper free of charge. If you are a direct investor, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-262-1122. If you own these shares through a financial intermediary, you must contact your financial intermediary or follow instructions included with this disclosure, if applicable, to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Eaton Vance funds held directly or to all funds held through your financial intermediary, as applicable.

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report September 30, 2020

Eaton Vance

Short Duration Municipal Opportunities Fund

Eaton Vance

Short Duration Municipal Opportunities Fund

September 30, 2020

Performance1,2

Portfolio Manager Adam A. Weigold, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years

Class A at NAV	06/27/1996	06/01/1992	3.15%	1.20%	2.56%	2.45%
Class A with 2.25% Maximum Sales Charge	—	—	0.81	–1.04	2.10	2.21
Class C at NAV	12/08/1993	06/01/1992	2.76	0.42	1.77	1.67
Class C with 1% Maximum Sales Charge	—	—	1.76	–0.58	1.77	1.67
Class I at NAV	08/03/2010	06/01/1992	3.33	1.35	2.73	2.61

Bloomberg Barclays Short-Intermediate 1–10 Year Municipal Bond Index	—	—	3.75%	4.03%	2.70%	2.70%

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I

				0.66%	1.41%	0.51%

% Distribution Rates/Yields[4]				Class A	Class C	Class I

Distribution Rate				1.51%	0.77%	1.65%
Taxable-Equivalent Distribution Rate				2.55	1.30	2.79
SEC 30-day Yield				1.13	0.42	1.31
Taxable-Equivalent SEC 30-day Yield				1.91	0.70	2.21

Fund Profile

Credit Quality (% of total investments)5

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Short Duration Municipal Opportunities Fund

September 30, 2020

Endnotes and Additional Disclosures

[1]

Bloomberg Barclays Short-Intermediate 1–10 Year Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. with maturities ranging from 1–10 years. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to November 14, 2016 reflects the Fund’s performance under its former investment objective and policies.

[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as tax-exempt income, qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099- DIV and provided to the shareholder shortly after each year-end. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. As portfolio and market conditions change, the rate of distributions paid by the Fund could change. Taxable-equivalent performance is based on the highest combined federal and state income tax rates, where applicable. Lower tax rates would result in lower tax-equivalent performance. Actual tax rates will vary depending on your income, exemptions and deductions. Rates do not include local taxes. The SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30-day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ.

[5]

Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Fund profile subject to change due to active management.

3

Eaton Vance

Short Duration Municipal Opportunities Fund

September 30, 2020

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2020 – September 30, 2020).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (4/1/20)	Ending Account Value (9/30/20)	Expenses Paid During Period* (4/1/20 – 9/30/20)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,031.50	$3.31	0.65%
Class C	$1,000.00	$1,027.60	$7.12	1.40%
Class I	$1,000.00	$1,033.30	$2.55	0.50%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.80	$3.29	0.65%
Class C	$1,000.00	$1,018.00	$7.08	1.40%
Class I	$1,000.00	$1,022.60	$2.54	0.50%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on March 31, 2020.

4

Eaton Vance

Short Duration Municipal Opportunities Fund

September 30, 2020

Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Securities — 88.2%
Security	Principal Amount (000’s omitted)	Value

Education — 4.1%

Arizona Industrial Development Authority, (Academies of Math & Science), 4.00%, 7/1/29(1)	$380	$389,428

Arizona Industrial Development Authority, (Pinecrest Academy of Nevada), 4.00%, 7/15/30(1)	625	647,831

California Municipal Finance Authority, (California Lutheran University), 5.00%, 10/1/21	250	258,705

California Municipal Finance Authority, (California Lutheran University), 5.00%, 10/1/22	250	267,050

California Municipal Finance Authority, (California Lutheran University), 5.00%, 10/1/23	225	247,327

California Municipal Finance Authority, (California Lutheran University), 5.00%, 10/1/24	275	310,211

California School Finance Authority, (Green Dot Public Schools), 5.00%, 8/1/21(1)	100	102,733

California School Finance Authority, (Green Dot Public Schools), 5.00%, 8/1/22(1)	165	175,232

California School Finance Authority, (Green Dot Public Schools), 5.00%, 8/1/23(1)	175	192,616

California School Finance Authority, (Green Dot Public Schools), 5.00%, 8/1/24(1)	160	181,118

California School Finance Authority, (Green Dot Public Schools), 5.00%, 8/1/25(1)	300	348,510

California School Finance Authority, (KIPP SoCal Public Schools), 5.00%, 7/1/22(1)	100	106,675

California School Finance Authority, (KIPP SoCal Public Schools), 5.00%, 7/1/23(1)	100	110,324

California School Finance Authority, (KIPP SoCal Public Schools), 5.00%, 7/1/24(1)	135	153,472

California School Finance Authority, (KIPP SoCal Public Schools), 5.00%, 7/1/25(1)	200	233,562

California School Finance Authority, (KIPP SoCal Public Schools), 5.00%, 7/1/26(1)	105	125,500

California School Finance Authority, (KIPP SoCal Public Schools), 5.00%, 7/1/27(1)	110	134,005

California School Finance Authority, (KIPP SoCal Public Schools), 5.00%, 7/1/28(1)	160	197,762

California School Finance Authority, (KIPP SoCal Public Schools), 5.00%, 7/1/29(1)	165	206,776

District of Columbia, (District of Columbia International School), 5.00%, 7/1/21	200	204,618

District of Columbia, (District of Columbia International School), 5.00%, 7/1/25	500	569,800

District of Columbia, (District of Columbia International School), 5.00%, 7/1/29	885	1,064,690

District of Columbia, (KIPP DC), 5.00%, 7/1/22	200	212,202

District of Columbia, (KIPP DC), 5.00%, 7/1/25	270	314,496

District of Columbia, (KIPP DC), 5.00%, 7/1/26	250	296,990

Security	Principal Amount (000’s omitted)	Value

Education (continued)

District of Columbia, (KIPP DC), 5.00%, 7/1/27	$250	$301,890

District of Columbia, (KIPP DC), 5.00%, 7/1/28	240	294,108

District of Columbia, (KIPP DC), 5.00%, 7/1/29	235	292,140

District of Columbia, (Rocketship DC Obligated Group), 5.00%, 6/1/29(1)	465	507,273

Florida Higher Educational Facilities Financing Authority, (Ringling College of Art and Design), 5.00%, 3/1/26	275	305,514

Florida Higher Educational Facilities Financing Authority, (Ringling College of Art and Design), 5.00%, 3/1/27	210	235,555

Florida Higher Educational Facilities Financing Authority, (Ringling College of Art and Design), 5.00%, 3/1/28	230	259,730

Florida Higher Educational Facilities Financing Authority, (Ringling College of Art and Design), 5.00%, 3/1/29	225	255,438

Florida Higher Educational Facilities Financing Authority, (Ringling College of Art and Design), 5.00%, 3/1/31	865	970,374

Massachusetts Development Finance Agency, (Suffolk University), 5.00%, 7/1/23	425	467,904

Massachusetts Development Finance Agency, (Suffolk University), 5.00%, 7/1/24	350	395,692

Massachusetts Development Finance Agency, (Wentworth Institute of Technology), 5.00%, 10/1/21	355	367,901

Massachusetts Development Finance Agency, (Wentworth Institute of Technology), 5.00%, 10/1/22	600	643,134

Michigan Finance Authority, (Cesar Chavez Academy), 3.25%, 2/1/24	400	401,368

Michigan Finance Authority, (Cesar Chavez Academy), 4.00%, 2/1/29	700	719,971

Missouri Health and Educational Facilities Authority, (St. Louis College of Pharmacy), 5.00%, 5/1/40	1,410	1,469,699

Montana State University, 0.56%, (SIFMA + 0.45%), 9/1/23 (Put Date), 11/15/35(2)	1,675	1,673,358

Montgomery County Higher Education and Health Authority, PA, (Gwynedd Mercy University), 4.00% to 5/1/22 (Put Date), 5/1/36	1,105	1,130,338

Montgomery County Higher Education and Health Authority, PA, (Gwynedd Mercy University), 4.00% to 5/1/23 (Put Date), 5/1/36	1,200	1,243,776

New York Dormitory Authority, (Yeshiva University), 4.00%, 9/1/23	1,235	1,236,087

Northeastern Pennsylvania Hospital and Education Authority, (Wilkes University), 5.00%, 3/1/25	1,000	1,070,070

Pennsylvania Higher Educational Facilities Authority, (York College of Pennsylvania), 2.85% to 5/1/21 (Put Date), 5/1/34	1,420	1,434,583

Philadelphia Industrial Development Authority, PA, (La Salle University), 5.00%, 5/1/23	1,840	1,924,622

Philadelphia Industrial Development Authority, PA, (La Salle University), 5.00%, 5/1/24	1,715	1,817,420

5	See Notes to Financial Statements.

Eaton Vance

Short Duration Municipal Opportunities Fund

September 30, 2020

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Education (continued)

Philadelphia Industrial Development Authority, PA, (La Salle University), 5.00%, 5/1/25	$905	$969,092

Public Finance Authority, WI, (North Carolina Leadership Academy), 4.00%, 6/15/29(1)	320	326,531

Public Finance Authority, WI, (Roseman University of Health Sciences), 3.00%, 4/1/25(1)	635	630,511

Public Finance Authority, WI, (Roseman University of Health Sciences), 5.00%, 4/1/30(1)	750	823,935

Troy Capital Resource Corp., NY, (Rensselaer Polytechnic Institute), 5.00%, 9/1/27	1,000	1,211,880

Troy Capital Resource Corp., NY, (Rensselaer Polytechnic Institute), 5.00%, 9/1/28	1,000	1,229,820

University of Pittsburgh, PA, 0.47%, (SIFMA + 0.36%), 2/15/24(2)	2,000	2,002,220

Wisconsin Health and Educational Facilities Authority, (Hmong American Peace Academy, Ltd.), 4.00%, 3/15/30	400	443,780

Yonkers Economic Development Corp., NY, (Lamartine/Warburton, LLC - Charter School of Educational Excellence), 4.00%, 10/15/29	330	339,458

		$34,446,805

Electric Utilities — 2.3%

Burke County Development Authority, GA, (Oglethorpe Power Corp.), 3.25% to 2/3/25 (Put Date), 11/1/45	$4,000	$4,319,040

Hawaii Department of Budget and Finance, (Hawaiian Electric Co.), 3.20%, 7/1/39	2,170	2,215,961

Hawaii Department of Budget and Finance, (Hawaiian Electric Co.), (AMT), 3.25%, 1/1/25	3,250	3,446,852

Long Island Power Authority, NY, Electric System Revenue, 0.859%, (70% of 1 mo. USD LIBOR + 0.75%), 10/1/23 (Put Date), 5/1/33(2)	4,000	3,998,920

Louisville/Jefferson County Metro Government, KY, (Louisville Gas and Electric Co.), 1.75% to 7/1/26 (Put Date), 2/1/35	4,000	4,117,640

Vermont Public Power Supply Authority, (Swanton Peaking Facility), 5.00%, 7/1/22	385	412,936

Vermont Public Power Supply Authority, (Swanton Peaking Facility), 5.00%, 7/1/23	600	667,638

Vermont Public Power Supply Authority, (Swanton Peaking Facility), 5.00%, 7/1/24	500	574,560

		$19,753,547

Escrowed / Prerefunded — 0.4%

Delaware Health Facilities Authority, (Nanticoke Memorial Hospital, Inc.), Escrowed to Maturity, 5.00%, 7/1/23	$655	$737,812

Pennsylvania Higher Educational Facilities Authority, (Messiah College), Prerefunded to 11/1/21, 2.20%, 11/1/31	700	713,125

Security	Principal Amount (000’s omitted)	Value

Escrowed / Prerefunded (continued)

Pennsylvania Higher Educational Facilities Authority, (Messiah College), Prerefunded to 5/1/21, 2.72%, 11/1/31	$1,845	$1,871,955

		$3,322,892

General Obligations — 9.6%

American Samoa Economic Development Authority, 6.00%, 9/1/23(1)	$1,050	$1,126,073

Bensalem Township School District, PA, 3.00%, 2/15/21	20	20,203

Berwyn, IL, 5.00%, 12/1/23	1,090	1,179,118

Champaign County Community Unit School District No. 4, IL, 0.00%, 1/1/26	400	381,776

Champaign County Community Unit School District No. 4, IL, 0.00%, 1/1/27	380	355,585

Champaign County Community Unit School District No. 4, IL, 0.00%, 1/1/28	565	517,111

Chicago Board of Education, IL, 0.00%, 12/1/25	500	431,590

Chicago Board of Education, IL, 4.00%, 12/1/20	250	251,210

Chicago Board of Education, IL, 4.00%, 12/1/22	700	726,789

Chicago Board of Education, IL, 5.00%, 12/1/20	945	951,114

Chicago Board of Education, IL, 5.00%, 12/1/22	1,200	1,271,148

Chicago Board of Education, IL, 5.00%, 12/1/23	2,000	2,162,700

Chicago Board of Education, IL, 5.00%, 12/1/24	2,000	2,196,780

Chicago, IL, 0.00%, 1/1/21	115	114,173

Chicago, IL, 0.00%, 1/1/24	225	203,216

Chicago, IL, 0.00%, 1/1/26	160	134,190

Chicago, IL, 5.00%, 12/1/22	1,000	1,003,520

Chicago, IL, 5.00%, 1/1/30	7,320	7,943,957

Chicago, IL, 5.625%, 1/1/29	1,000	1,099,180

Connecticut, 5.00%, 4/15/23	3,200	3,581,888

Connecticut, 1.01%, (SIFMA + 0.90%), 3/1/23(2)	3,500	3,530,905

Delaware Valley Regional Finance Authority, PA, 0.864%, (67% of 1 mo. USD LIBOR + 0.76%), 9/1/24 (Put Date), 9/1/48(2)	9,000	8,988,930

Detroit, MI, 5.00%, 4/1/21	1,000	1,009,450

Elmira, NY, 4.00%, 5/27/21	400	400,496

Elmira, NY, 5.00%, 5/15/26	115	115,233

Harford County, MD, 5.00%, 9/15/23	1,000	1,143,320

Illinois, 3.25%, 11/1/26	1,440	1,418,861

Illinois, 5.00%, 2/1/22	370	383,450

Illinois, 5.00%, 6/1/22	495	516,597

Illinois, 5.00%, 10/1/23	285	302,123

Illinois, 5.00%, 2/1/24	500	532,285

Illinois, 5.00%, 6/1/24	4,850	5,184,844

Illinois, 5.00%, 8/1/24	2,085	2,160,414

Illinois, 5.00%, 11/1/24	1,650	1,758,817

6	See Notes to Financial Statements.

Eaton Vance

Short Duration Municipal Opportunities Fund

September 30, 2020

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)

Illinois, 5.00%, 8/1/25	$1,000	$1,034,830

Illinois, 5.00%, 11/1/25	5,000	5,377,500

Illinois, Series of October 2000, 0.00%, 8/1/21	140	136,781

Illinois, Series of October 2002, 0.00%, 8/1/21	60	58,621

Johnson County, KS, 2.00%, 9/1/31	4,560	4,935,470

New Haven, CT, 5.00%, 8/1/21	1,000	1,030,280

New York, NY, 5.00% to 2/1/24 (Put Date), 8/1/38	5,000	5,582,650

Union City, NJ, 5.00%, 11/1/23	1,000	1,108,770

Washington, 5.00%, 6/1/27(3)	1,500	1,905,090

West Hartford, CT, 5.00%, 7/1/21	2,195	2,273,274

West Hartford, CT, 5.00%, 7/1/22	710	770,322

West Hartford, CT, 5.00%, 7/1/23	500	566,460

Will and Cook Counties Community High School District No. 210, IL, 5.00%, 1/1/27	2,355	2,510,736

		$80,387,830

Hospital — 16.3%

Berks County Municipal Authority, PA, (Tower Health), 5.00% to 2/1/25 (Put Date), 2/1/40	$4,000	$4,340,000

Calcasieu Parish Memorial Hospital Service District, LA, (Lake Charles Memorial Hospital), 4.00%, 12/1/20	520	521,357

Calcasieu Parish Memorial Hospital Service District, LA, (Lake Charles Memorial Hospital), 4.00%, 12/1/21	775	788,950

Calcasieu Parish Memorial Hospital Service District, LA, (Lake Charles Memorial Hospital), 4.00%, 12/1/22	810	835,839

Calcasieu Parish Memorial Hospital Service District, LA, (Lake Charles Memorial Hospital), 4.00%, 12/1/23	1,135	1,184,826

Calcasieu Parish Memorial Hospital Service District, LA, (Lake Charles Memorial Hospital), 4.00%, 12/1/24	1,145	1,207,517

California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/23	450	496,363

California Public Finance Authority, (Henry Mayo Newhall Hospital), 5.00%, 10/15/22	150	161,336

California Public Finance Authority, (Henry Mayo Newhall Hospital), 5.00%, 10/15/23	175	194,444

California Statewide Communities Development Authority, (Loma Linda University Medical Center), 5.50%, 12/1/58(1)	2,000	2,239,600

California Statewide Communities Development Authority, (Methodist Hospital of Southern California), 5.00%, 1/1/22	500	525,105

California Statewide Communities Development Authority, (Methodist Hospital of Southern California), 5.00%, 1/1/23	500	544,705

Charlotte-Mecklenburg Hospital Authority, NC, (Atrium Health), 0.71%, (SIFMA + 0.60%), 12/1/23 (Put Date), 1/15/48(2)	3,000	3,002,130

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)

Colorado Health Facilities Authority, (CommonSpirit Health), 5.00% to 8/1/25 (Put Date), 8/1/49	$3,000	$3,487,080

Colorado Health Facilities Authority, (Valley View Hospital Association), 2.80% to 5/15/23 (Put Date), 5/15/42	1,895	1,979,214

Connecticut Health and Educational Facilities Authority, (Griffin Hospital), 5.00%, 7/1/27(1)	725	854,238

Connecticut Health and Educational Facilities Authority, (Griffin Hospital), 5.00%, 7/1/30(1)	285	332,661

Connecticut Health and Educational Facilities Authority, (Griffin Hospital), 5.00%, 7/1/33(1)	1,170	1,327,108

Conway, AR, (Conway Regional Medical Center), 5.00%, 8/1/21	250	258,480

Conway, AR, (Conway Regional Medical Center), 5.00%, 8/1/22	515	553,440

Conway, AR, (Conway Regional Medical Center), 5.00%, 8/1/25	385	454,939

Conway, AR, (Conway Regional Medical Center), 5.00%, 8/1/26	445	538,325

Crawford County Hospital Authority, PA, (Meadville Medical Center), 6.00%, 6/1/36	740	821,185

Cuyahoga County, OH, (The MetroHealth System), 5.00%, 2/15/23	1,000	1,086,270

Escambia County Health Facilities Authority, FL, (Baptist Health Care Corp. Obligated Group), 5.00%, 8/15/31	3,000	3,742,920

Escambia County Health Facilities Authority, FL, (Baptist Health Care Corp. Obligated Group), 5.00%, 8/15/32	3,015	3,734,620

Escambia County Health Facilities Authority, FL, (Baptist Health Care Corp. Obligated Group), 5.00%, 8/15/33	2,950	3,633,485

Escambia County Health Facilities Authority, FL, (Baptist Health Care Corp. Obligated Group), 5.00%, 8/15/34	1,150	1,412,062

Harris County Cultural Education Facilities Finance Corp., TX, (Memorial Hermann Health System), 0.53%, (SIFMA + 0.42%), 12/1/22 (Put Date), 12/1/49(2)	3,000	2,983,620

Idaho Health Facilities Authority, (Madison Memorial Hospital), 5.00%, 9/1/21	1,630	1,681,720

Illinois Finance Authority, (Edward-Elmhurst Healthcare), 0.86%, (SIFMA + 0.75%), 7/1/23 (Put Date), 1/1/46(2)	5,000	5,002,950

Illinois Finance Authority, (Presence Health Network), 5.00%, 2/15/23	1,000	1,106,090

Illinois Finance Authority, (Southern Illinois Healthcare Enterprises, Inc.), 5.00%, 3/1/23	250	276,692

Indiana Finance Authority, (Parkview Health), 0.66%, (SIFMA + 0.55%), 11/1/23 (Put Date), 11/1/39(2)	7,755	7,753,527

Lexington County Health Services District, Inc., SC, (Lexington Medical Center), 5.00%, 11/1/21	50	52,411

Lexington County Health Services District, Inc., SC, (Lexington Medical Center), 5.00%, 11/1/23	500	567,690

Lexington County Health Services District, Inc., SC, (Lexington Medical Center), 5.00%, 11/1/25	80	96,702

7	See Notes to Financial Statements.

Eaton Vance

Short Duration Municipal Opportunities Fund

September 30, 2020

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)

Maine Health and Higher Educational Facilities Authority, (Northern Light Eastern Maine Medical Center), 5.00%, 7/1/21	$2,620	$2,707,403

Maine Health and Higher Educational Facilities Authority, (Northern Light Eastern Maine Medical Center), 5.00%, 7/1/22	1,855	1,999,004

Maine Health and Higher Educational Facilities Authority, (Northern Light Eastern Maine Medical Center), 5.00%, 7/1/23	1,945	2,180,656

Maricopa County Industrial Development Authority, AZ, (Banner Health), 0.68%, (SIFMA + 0.57%), 10/18/24 (Put Date), 1/1/35(2)	6,810	6,749,800

Massachusetts Development Finance Agency, (Lawrence General Hospital), 5.00%, 7/1/23	555	558,519

Massachusetts Development Finance Agency, (Milford Regional Medical Center), 5.00%, 7/15/21	185	189,978

Massachusetts Development Finance Agency, (Milford Regional Medical Center), 5.00%, 7/15/25(1)	120	136,043

Massachusetts Development Finance Agency, (Milford Regional Medical Center), 5.00%, 7/15/26(1)	150	172,677

Massachusetts Development Finance Agency, (Milford Regional Medical Center), 5.00%, 7/15/27(1)	170	197,735

Massachusetts Development Finance Agency, (Milford Regional Medical Center), 5.00%, 7/15/28(1)	175	204,876

Massachusetts Development Finance Agency, (Milford Regional Medical Center), 5.00%, 7/15/29(1)	320	376,810

Massachusetts Development Finance Agency, (Milford Regional Medical Center), 5.00%, 7/15/30(1)	350	414,788

Massachusetts Development Finance Agency, (Milford Regional Medical Center), 5.00%, 7/15/31(1)	325	382,743

Massachusetts Development Finance Agency, (Milford Regional Medical Center), 5.00%, 7/15/32(1)	420	491,429

Massachusetts Development Finance Agency, (Wellforce), 5.00%, 7/1/22	450	480,523

Massachusetts Development Finance Agency, (Wellforce), 5.00%, 7/1/23	725	799,639

Massachusetts Development Finance Agency, (Wellforce), 5.00%, 7/1/24	650	738,172

Michigan Finance Authority, (McLaren Health Care), 0.503%, (68% of 1 mo. USD LIBOR + 0.40%), 10/15/21 (Put Date), 10/15/30(2)	890	884,224

Michigan Finance Authority, (Trinity Health Credit Group), 0.59%, (SIFMA + 0.48%), 2/1/22 (Put Date), 3/1/51(2)	5,000	4,999,450

Montana Facility Finance Authority, (Billings Clinic Obligated Group), 0.66%, (SIFMA + 0.55%), 8/15/23 (Put Date), 8/15/37(2)	2,735	2,734,426

Montgomery County Higher Education and Health Authority, PA, (Holy Redeemer Health System), 5.00%, 10/1/25	1,050	1,168,828

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)

Montgomery County Higher Education and Health Authority, PA, (Holy Redeemer Health System), 5.00%, 10/1/26	$1,010	$1,118,878

Montgomery County Higher Education and Health Authority, PA, (Thomas Jefferson University), 5.00%, 9/1/23	1,000	1,126,470

New Jersey Health Care Facilities Financing Authority, (St. Joseph’s Healthcare System Obligated Group), 5.00%, 7/1/24	540	608,602

New Jersey Health Care Facilities Financing Authority, (St. Joseph’s Healthcare System Obligated Group), 5.00%, 7/1/26	800	944,576

New Jersey Health Care Facilities Financing Authority, (St. Joseph’s Healthcare System Obligated Group), 5.00%, 7/1/27	2,000	2,354,200

New Jersey Health Care Facilities Financing Authority, (St. Joseph’s Healthcare System Obligated Group), 5.00%, 7/1/29	300	349,137

New Jersey Health Care Facilities Financing Authority, (St. Joseph’s Healthcare System Obligated Group), 5.00%, 7/1/30	1,595	1,848,063

New York Dormitory Authority, (Catholic Health System Obligated Group), 5.00%, 7/1/26	400	479,564

New York Dormitory Authority, (Catholic Health System Obligated Group), 5.00%, 7/1/27	390	477,348

New York Dormitory Authority, (Catholic Health System Obligated Group), 5.00%, 7/1/28	455	566,493

New York Dormitory Authority, (Catholic Health System Obligated Group), 5.00%, 7/1/29	750	948,892

New York Dormitory Authority, (Montefiore Obligated Group), 5.00%, 8/1/24	1,300	1,478,360

New York Dormitory Authority, (Montefiore Obligated Group), 5.00%, 9/1/27	1,400	1,702,736

New York Dormitory Authority, (Montefiore Obligated Group), 5.00%, 9/1/28	1,500	1,849,695

New York Dormitory Authority, (Montefiore Obligated Group), 5.00%, 8/1/29	1,910	2,342,214

New York Dormitory Authority, (Montefiore Obligated Group), 5.00%, 9/1/29	1,400	1,752,226

New York Dormitory Authority, (Montefiore Obligated Group), 5.00%, 8/1/30	1,495	1,816,709

New York Dormitory Authority, (Montefiore Obligated Group), 5.00%, 8/1/31	3,195	3,841,732

Northampton County General Purpose Authority, PA, (St. Luke’s University Health Network), 1.149%, (70% of 1 mo. USD LIBOR + 1.04%), 8/15/24 (Put Date), 8/15/48(2)	1,000	996,780

Oklahoma Development Finance Authority, (OU Medicine), 5.00%, 8/15/23	1,250	1,374,150

Oklahoma Development Finance Authority, (OU Medicine), 5.00%, 8/15/24	720	813,874

8	See Notes to Financial Statements.

Eaton Vance

Short Duration Municipal Opportunities Fund

September 30, 2020

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)

Oklahoma Development Finance Authority, (OU Medicine), 5.00%, 8/15/25	$400	$463,696

Oregon Facilities Authority, (Samaritan Health Services), 5.00%, 10/1/24	200	230,294

Oregon Facilities Authority, (Samaritan Health Services), 5.00%, 10/1/25	225	266,499

Oregon Facilities Authority, (Samaritan Health Services), 5.00%, 10/1/26	150	181,728

Oregon Facilities Authority, (Samaritan Health Services), 5.00%, 10/1/27	125	154,303

Oregon Facilities Authority, (Samaritan Health Services), 5.00%, 10/1/28	150	187,965

Oroville, CA, (Oroville Hospital), 5.00%, 4/1/25	1,195	1,296,886

Oroville, CA, (Oroville Hospital), 5.00%, 4/1/28	1,395	1,547,613

Oroville, CA, (Oroville Hospital), 5.00%, 4/1/29	1,000	1,113,420

Oroville, CA, (Oroville Hospital), 5.00%, 4/1/30	1,000	1,106,600

Oroville, CA, (Oroville Hospital), 5.25%, 4/1/54	3,000	3,195,510

Roane County Building Commission, WV, (Roane General Hospital), 2.55%, 11/1/21	2,250	2,253,015

Southcentral Pennsylvania General Authority, (WellSpan Health Obligated Group), 0.71%, (SIFMA + 0.60%), 6/1/24 (Put Date), 6/1/49(2)	7,500	7,502,025

Tallahassee, FL, (Tallahassee Memorial HealthCare, Inc.), 5.00%, 12/1/23	50	55,772

		$136,693,349

Housing — 3.1%

California Municipal Finance Authority, (CHF-Riverside II, LLC), 5.00%, 5/15/30	$3,635	$4,539,533

Maryland Economic Development Corp., (Bowie State University), Student Housing Revenue, 4.00%, 7/1/23	150	155,126

Maryland Economic Development Corp., (Bowie State University), Student Housing Revenue, 4.00%, 7/1/24	175	182,606

Maryland Economic Development Corp., (Bowie State University), Student Housing Revenue, 4.00%, 7/1/25	300	314,934

Maryland Economic Development Corp., (Bowie State University), Student Housing Revenue, 4.00%, 7/1/26	320	337,286

Maryland Economic Development Corp., (Bowie State University), Student Housing Revenue, 4.00%, 7/1/27	250	264,063

Maryland Economic Development Corp., (Bowie State University), Student Housing Revenue, 4.00%, 7/1/28	200	211,740

Maryland Economic Development Corp., (Bowie State University), Student Housing Revenue, 4.00%, 7/1/29	270	286,143

Maryland Economic Development Corp., (Bowie State University), Student Housing Revenue, 4.00%, 7/1/30	280	295,042

Maryland Economic Development Corp., (Bowie State University), Student Housing Revenue, 4.00%, 7/1/31	290	303,694

Security	Principal Amount (000’s omitted)	Value

Housing (continued)

Massachusetts Development Finance Agency, (UMass Boston Student Housing), 5.00%, 10/1/21	$1,000	$1,004,050

Massachusetts Development Finance Agency, (UMass Boston Student Housing), 5.00%, 10/1/22	500	503,015

Massachusetts Housing Finance Agency, (Mill Road Apartments), 0.66%, (SIFMA + 0.55%), 11/1/23 (Put Date), 11/1/48(2)	2,650	2,650,000

New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Galveston I, LLC), 5.00%, 4/1/22	835	860,142

New York City Housing Development Corp., NY, 2.10% to 10/1/29 (Put Date), 11/1/46	5,000	5,332,450

Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing II, LLC - Arizona State University), 5.00%, 7/1/26	160	175,178

Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing II, LLC - Arizona State University), 5.00%, 7/1/27	385	424,770

Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing II, LLC - Arizona State University), 5.00%, 7/1/28	240	266,294

Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing II, LLC - Arizona State University), 5.00%, 7/1/29	535	596,274

Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing II, LLC - Arizona State University), 5.00%, 7/1/30	225	249,158

Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing II, LLC - Arizona State University), 5.00%, 7/1/31	410	451,430

Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing, LLC - Arizona State University), 5.00%, 7/1/23	20	21,155

Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing, LLC - Arizona State University), 5.00%, 7/1/24	180	193,455

Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing, LLC - Arizona State University), 5.00%, 7/1/25	850	925,446

Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing, LLC - Arizona State University), 5.00%, 7/1/26	400	440,152

Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing, LLC - Arizona State University), 5.00%, 7/1/27	250	277,422

Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing, LLC - Arizona State University), 5.00%, 7/1/28	315	351,786

Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing, LLC - Arizona State University), 5.00%, 7/1/29	300	333,084

9	See Notes to Financial Statements.

Eaton Vance

Short Duration Municipal Opportunities Fund

September 30, 2020

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Housing (continued)

Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing, LLC - Arizona State University), 5.00%, 7/1/30	$350	$386,337

Public Finance Authority, WI, (NC A&T Real Estate Foundation, LLC), 4.00%, 6/1/21	115	115,883

Public Finance Authority, WI, (NC A&T Real Estate Foundation, LLC), 4.00%, 6/1/22	230	234,839

Public Finance Authority, WI, (NC A&T Real Estate Foundation, LLC), 5.00%, 6/1/23	390	411,349

Public Finance Authority, WI, (NC A&T Real Estate Foundation, LLC), 5.00%, 6/1/24	440	470,985

Public Finance Authority, WI, (NC A&T Real Estate Foundation, LLC), 5.00%, 6/1/25	980	1,059,272

Public Finance Authority, WI, (NC A&T Real Estate Foundation, LLC), 5.00%, 6/1/26	1,090	1,188,939

		$25,813,032

Industrial Development Revenue — 10.8%

Appling County Development Authority, GA, (Oglethorpe Power Corp.), 1.50% to 2/3/25 (Put Date), 1/1/38	$1,500	$1,509,450

Burke County Development Authority, GA, (Georgia Transmission Corp.), 2.50% to 5/3/21 (Put Date), 1/1/52	2,000	2,021,240

California Pollution Control Financing Authority, (Waste Management, Inc.), (AMT), 2.50% to 5/1/24 (Put Date), 7/1/31	1,625	1,715,220

Florida Development Finance Corp., (Waste Pro USA, Inc.), (AMT), 5.00%, 5/1/29(1)	1,550	1,656,500

Florida Development Finance Corp., (Waste Pro USA, Inc.), (AMT), 5.00% to 8/1/22 (Put Date), 8/1/29(1)	1,000	1,024,720

Gilliam County, OR, (Waste Management, Inc.), (AMT), 2.40% to 5/2/22 (Put Date), 7/1/38	2,375	2,434,280

Iowa Finance Authority, (Iowa Fertilizer Co.), 3.125%, 12/1/22	3,335	3,382,090

Maine Finance Authority, (Casella Waste Systems, Inc.), (AMT), 4.375% to 8/1/25 (Put Date), 8/1/35(1)	875	947,118

Matagorda County Navigation District No. 1, TX, (Central Power and Light Co.), 2.60%, 11/1/29	1,000	1,062,360

Michigan Strategic Fund, (Waste Management, Inc.), (AMT), 2.85% to 8/2/21 (Put Date), 8/1/27	3,000	3,056,250

Mission Economic Development Corp., TX, (Waste Management, Inc.), (AMT), 0.91%, (SIFMA + 0.80%), 11/1/21 (Put Date), 11/1/48(2)	5,000	5,001,950

Mississippi Business Finance Corp., (Waste Pro USA, Inc.), (AMT), 5.00% to 8/1/22 (Put Date), 2/1/36(1)	1,500	1,534,395

National Finance Authority, NH, (Waste Management, Inc.), (AMT), 0.86%, (SIFMA + 0.75%), 10/1/21 (Put Date), 10/1/33(2)	2,000	2,000,320

Security	Principal Amount (000’s omitted)	Value

Industrial Development Revenue (continued)

New Hampshire Business Finance Authority, (United Illuminating Co.), 2.80% to 10/2/23 (Put Date), 10/1/33	$3,500	$3,663,170

New Jersey Economic Development Authority, (New Jersey Natural Gas Co.), (AMT), 2.45% to 4/1/26 (Put Date), 4/1/59	2,500	2,658,375

New York State Environmental Facilities Corp., (Casella Waste Systems, Inc.), (AMT), 2.875% to 12/3/29 (Put Date), 12/1/44(1)	710	699,549

New York Transportation Development Corp., (Delta Airlines, Inc. - LaGuardia Airport Terminals C&D Redevelopment), (AMT), 5.00%, 1/1/23	3,000	3,129,900

Niagara Area Development Corp., NY, (Covanta), 3.50%, 11/1/24(1)	4,080	4,142,995

Ohio Air Quality Development Authority, (AMG Vanadium), (AMT), 5.00%, 7/1/49(1)	5,000	5,113,400

Ohio Air Quality Development Authority, (Pratt Paper, LLC), (AMT), 3.75%, 1/15/28(1)	1,225	1,339,513

Pennsylvania Economic Development Financing Authority, (Waste Management, Inc.), (AMT), 1.75% to 8/1/24 (Put Date), 8/1/38	5,000	5,145,850

Public Finance Authority, WI, (Waste Management, Inc.), (AMT), 2.00% to 6/1/21 (Put Date), 7/1/29	5,000	5,046,650

Public Finance Authority, WI, (Waste Management, Inc.), (AMT), 2.625%, 11/1/25	1,500	1,585,260

Richland County, SC, (International Paper Co.), (AMT), 3.875%, 4/1/23	1,520	1,635,338

Rockdale County Development Authority, GA, (Pratt Paper, LLC), (AMT), 4.00%, 1/1/38(1)	2,000	2,161,820

Rockport, IN, (AEP Generating Co.), Series 1995A, 1.35% to 9/1/22 (Put Date), 7/1/25	2,000	2,018,560

Rockport, IN, (AEP Generating Co.), Series 1995B, 1.35% to 9/1/22 (Put Date), 7/1/25	2,250	2,271,060

Rockport, IN, (Indiana Michigan Power Co.), 3.05%, 6/1/25	1,600	1,753,440

St. John the Baptist Parish, LA, (Marathon Oil Corp.), 2.10% to 7/1/24 (Put Date), 6/1/37	10,250	10,316,317

Trimble County, KY, (Louisville Gas and Electric Co.), (AMT), 1.30% to 9/1/27 (Put Date), 9/1/44	4,250	4,238,142

Tuscaloosa County Industrial Development Authority, AL, (Hunt Refining Co.), 4.50%, 5/1/32(1)	2,245	2,418,741

West Virginia Economic Development Authority, (Appalachian Power Co.), 2.55% to 4/1/24 (Put Date), 3/1/40	4,000	4,211,200

		$90,895,173

Insured – Bond Bank — 0.0%(4)

Puerto Rico Municipal Finance Agency, (AGC), 5.25%, 8/1/22	$250	$265,358

		$265,358

10	See Notes to Financial Statements.

Eaton Vance

Short Duration Municipal Opportunities Fund

September 30, 2020

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Education — 0.7%

Missouri Southern State University, (AGM), 5.00%, 10/1/24	$110	$125,135

Missouri Southern State University, (AGM), 5.00%, 10/1/25	125	145,545

Missouri Southern State University, (AGM), 5.00%, 10/1/27	205	247,749

Missouri Southern State University, (AGM), 5.00%, 10/1/28	200	245,072

Missouri Southern State University, (AGM), 5.00%, 10/1/31	290	356,024

Missouri Southern State University, (AGM), 5.00%, 10/1/32	155	188,940

Northern Illinois University, (BAM), 5.00%, 4/1/23	120	131,641

Northern Illinois University, (BAM), 5.00%, 4/1/24	500	566,805

Northern Illinois University, (BAM), 5.00%, 4/1/25	400	466,140

Northern Illinois University, (BAM), 5.00%, 4/1/26	650	774,767

Northern Illinois University, (BAM), 5.00%, 4/1/27	530	644,740

Northern Illinois University, (BAM), 5.00%, 4/1/28	625	774,144

Northern Illinois University, (BAM), 5.00%, 4/1/29	700	880,873

Southern Illinois University, (NPFG), 0.00%, 4/1/26	200	173,112

		$5,720,687

Insured – Electric Utilities — 0.6%

Puerto Rico Electric Power Authority, (AGM), 4.00%, 7/1/23	$305	$305,338

Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/21	450	454,504

Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	1,740	1,798,273

Puerto Rico Electric Power Authority, Series QQ, (NPFG), 5.00%, 7/1/22	100	100,488

Puerto Rico Electric Power Authority, Series RR, (NPFG), 5.00%, 7/1/23	170	171,112

Puerto Rico Electric Power Authority, Series RR, (NPFG), 5.00%, 7/1/24	845	851,929

Puerto Rico Electric Power Authority, Series SS, (NPFG), 5.00%, 7/1/23	1,140	1,147,456

		$4,829,100

Insured – General Obligations — 3.2%

Boston, MA, (NPFG), 0.125%, 3/1/22	$2,920	$2,920,058

Cambria County, PA, (AGM), 4.00%, 8/1/32	500	570,845

Chicago Board of Education, IL, (AGM), 5.00%, 12/1/23	100	112,106

Chicago Board of Education, IL, (NPFG), 0.00%, 12/1/20	1,000	996,990

Chicago Board of Education, IL, (NPFG), 0.00%, 12/1/21	1,125	1,099,856

Chicago Board of Education, IL, (NPFG), 0.00%, 12/1/22	470	449,560

Chicago Board of Education, IL, (NPFG), 0.00%, 12/1/23	2,245	2,095,101

Chicago Board of Education, IL, (NPFG), 0.00%, 12/1/26	1,870	1,583,423

Chicago Board of Education, IL, (NPFG), 5.25%, 12/1/21	570	598,842

Chicago Board of Education, IL, Series 1998B, (NPFG), 0.00%, 12/1/24	365	331,070

Chicago Board of Education, IL, Series 1999A, (NPFG), 0.00%, 12/1/24	260	235,830

Chicago, IL, (AGM), 0.00%, 1/1/25	250	229,418

Security	Principal Amount (000’s omitted)	Value

Insured – General Obligations (continued)

Chicago, IL, (NPFG), 0.00%, 1/1/23	$175	$166,096

Community College District No. 536, IL, (Lewis and Clark Community College), (AGM), 4.00%, 5/1/29	500	578,855

Lake County Community Unit School District No. 187, IL, (AGM), 0.00%, 1/1/23	150	145,281

Matteson, IL, (AGM), 3.60%, 12/1/24	395	405,238

McCook, IL, (AGM), 4.00%, 12/1/20	50	50,265

McCook, IL, (AGM), 4.00%, 12/1/21	135	140,057

McCook, IL, (AGM), 4.00%, 12/1/22	225	241,544

McCook, IL, (AGM), 4.00%, 12/1/23	250	276,550

McHenry and Kane Counties Community Consolidated School District No. 158, IL, (NPFG), 0.00%, 1/1/21	1,090	1,087,689

Paterson, NJ, (BAM), 5.00%, 1/15/26	485	528,752

Puerto Rico, (AGC), 5.00%, 7/1/24	125	127,048

Puerto Rico, (AGM), 4.00%, 7/1/22	3,610	3,744,978

Puerto Rico, (NPFG), 5.25%, 7/1/22	135	135,686

Puerto Rico, (NPFG), 6.00%, 7/1/27	575	589,973

Puerto Rico Public Buildings Authority, (NPFG), 6.00%, 7/1/28	2,680	2,749,787

Stickney, IL, (BAM), 4.00%, 12/1/22	200	213,454

Stickney, IL, (BAM), 4.00%, 12/1/23	350	383,236

Vauxmont Metropolitan District, CO, (AGM), 5.00%, 12/1/22	495	539,669

Vauxmont Metropolitan District, CO, (AGM), 5.00%, 12/1/25	540	649,652

Vauxmont Metropolitan District, CO, (AGM), 5.00%, 12/1/28	630	808,933

Will County Community High School District No. 210, IL, (AGM), 0.00%, 1/1/21	1,770	1,765,628

Will County Community High School District No. 210, IL, (AGM), 0.00%, 1/1/25	130	122,971

		$26,674,441

Insured – Hospital — 0.1%

Kentucky Economic Development Finance Authority, (Norton Healthcare, Inc.), (NPFG), 0.00%, 10/1/22	$720	$697,010

		$697,010

Insured – Lease Revenue / Certificates of Participation — 1.2%

Kentucky Asset/Liability Commission, (NPFG), 0.698%, (67% of 3 mo. USD LIBOR + 0.53%), 11/1/27(2)	$1,545	$1,521,887

Kentucky Asset/Liability Commission, (NPFG), 0.718%, (67% of 3 mo. USD LIBOR + 0.55%), 11/1/25(2)	8,890	8,770,340

		$10,292,227

11	See Notes to Financial Statements.

Eaton Vance

Short Duration Municipal Opportunities Fund

September 30, 2020

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Other Revenue — 0.4%

Arborwood Community Development District, FL, (AGM), 2.60%, 5/1/24	$1,180	$1,258,258

New York City Industrial Development Agency, NY, (Yankee Stadium), (AGM), 5.00%, 3/1/30(3)	1,500	1,942,125

		$3,200,383

Insured – Special Tax Revenue — 0.4%

Puerto Rico Convention Center District Authority, (AMBAC), 5.00%, 7/1/31	$1,960	$1,960,803

Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/43	520	184,522

Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/24	410	441,894

Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/25	460	501,106

		$3,088,325

Insured – Transportation — 0.9%

Alabama Port Authority, (AGM), (AMT), 5.00%, 10/1/23	$2,075	$2,348,714

New Jersey Transportation Trust Fund Authority, (NPFG), 5.50%, 12/15/22	3,000	3,271,260

Puerto Rico Highway and Transportation Authority, (AMBAC), 5.50%, 7/1/29	315	344,654

Puerto Rico Highway and Transportation Authority, (NPFG), 5.00%, 7/1/29	955	962,067

Puerto Rico Highway and Transportation Authority, (NPFG), 5.25%, 7/1/23	365	374,154

		$7,300,849

Lease Revenue / Certificates of Participation — 0.8%

Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue, 5.00%, 6/1/25	$2,000	$2,399,700

New Jersey Economic Development Authority, (School Facilities Construction), 1.66%, (SIFMA + 1.55%), 9/1/27(2)	1,000	988,490

New Jersey Economic Development Authority, (School Facilities Construction), 1.71%, (SIFMA + 1.60%), 3/1/28(2)	3,080	3,048,954

		$6,437,144

Other Revenue — 10.2%

Albany Parking Authority, NY, 5.00%, 7/15/21	$635	$657,593

Albany Parking Authority, NY, 5.00%, 7/15/22	705	737,592

Allentown Neighborhood Improvement Zone Development Authority, PA, (City Center Project), 5.00%, 5/1/23(1)	570	601,145

Security	Principal Amount (000’s omitted)	Value

Other Revenue (continued)

Allentown Neighborhood Improvement Zone Development Authority, PA, (City Center Project), 5.00%, 5/1/32(1)	$3,000	$3,196,980

Austin Convention Enterprises, Inc., TX, (Convention Center Hotel), 5.00%, 1/1/23	500	518,270

Austin Convention Enterprises, Inc., TX, (Convention Center Hotel), 5.00%, 1/1/24	600	622,122

Austin Convention Enterprises, Inc., TX, (Convention Center Hotel), 5.00%, 1/1/25	500	517,285

Black Belt Energy Gas District, AL, 4.00% to 12/1/23 (Put Date), 12/1/48	1,000	1,094,060

Black Belt Energy Gas District, AL, 1.004%, (67% of 1 mo. USD LIBOR + 0.90%), 12/1/23 (Put Date), 12/1/48(2)	20,000	19,940,600

Black Belt Energy Gas District, AL, 0.48%, (SIFMA + 0.37%), 10/1/26 (Put Date), 10/1/49(2)	15,000	14,743,200

Kalispel Tribe of Indians, WA, Series A, 5.00%, 1/1/32(1)	795	895,083

Main Street Natural Gas, Inc., GA, Gas Supply Revenue, 0.854%, (67% of 1 mo. USD LIBOR + 0.75%), 9/1/23 (Put Date), 4/1/48(2)	2,500	2,497,925

Main Street Natural Gas, Inc., GA, Gas Supply Revenue, (Liq: Royal Bank of Canada), 0.68%, (SIFMA + 0.57%), 12/1/23 (Put Date), 8/1/48(2)	3,000	3,008,490

Main Street Natural Gas, Inc., GA, Gas Supply Revenue, (Liq: Royal Bank of Canada), 0.934%, (67% of 1 mo. USD LIBOR + 0.83%), 12/1/23 (Put Date), 8/1/48(2)	16,000	16,015,200

Northern California Gas Authority No. 1, Gas Project Revenue, 0.918%, (67% of 3 mo. USD LIBOR + 0.72%), 7/1/27(2)	960	950,698

Salt Verde Financial Corp., AZ, Senior Gas Revenue, 5.25%, 12/1/27	7,000	8,795,500

Southeast Alabama Gas Supply District, (Project No. 1), 0.76%, (SIFMA + 0.65%), 4/1/24 (Put Date), 4/1/49(2)	2,000	2,003,640

Southeast Alabama Gas Supply District, (Project No. 2), 0.954%, (67% of 1 mo. USD LIBOR + 0.85%), 6/1/24 (Put Date), 6/1/49(2)	2,000	1,994,580

Texas Municipal Gas Acquisition and Supply Corp. I, Gas Supply Revenue, 0.868%, (67% of 3 mo. USD LIBOR + 0.70%), 12/15/26(2)	3,330	3,306,290

Washington Health Care Facilities Authority, (Fred Hutchinson Cancer Research Center), 1.201%, (67% of 1 mo. USD LIBOR + 1.10%), 7/1/22 (Put Date), 1/1/42(2)	3,250	3,270,150

		$85,366,403

Senior Living / Life Care — 9.8%

Atlantic Beach, FL, (Fleet Landing), 3.25%, 11/15/24	$2,155	$2,157,478

Berks County Industrial Development Authority, PA, (Highlands at Wyomissing), 5.00%, 5/15/28	300	330,099

Bexar County Health Facilities Development Corp., TX, (Army Retirement Residence Foundation), 5.00%, 7/15/22	225	234,036

12	See Notes to Financial Statements.

Eaton Vance

Short Duration Municipal Opportunities Fund

September 30, 2020

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Senior Living / Life Care (continued)

Bexar County Health Facilities Development Corp., TX, (Army Retirement Residence Foundation), 5.00%, 7/15/23	$375	$397,571

Bexar County Health Facilities Development Corp., TX, (Army Retirement Residence Foundation), 5.00%, 7/15/24	300	323,316

Bexar County Health Facilities Development Corp., TX, (Army Retirement Residence Foundation), 5.00%, 7/15/25	250	273,292

Brookhaven Local Development Corp., NY, (Jefferson’s Ferry), 5.25%, 11/1/26	240	275,117

Bucks County Industrial Development Authority, PA, (Pennswood Village), 5.00%, 10/1/24	800	876,592

Centerville, OH, (Graceworks Lutheran Services), 5.00%, 11/1/20	290	290,386

Centerville, OH, (Graceworks Lutheran Services), 5.00%, 11/1/21	315	320,497

Centerville, OH, (Graceworks Lutheran Services), 5.00%, 11/1/22	430	443,519

Clackamas County Hospital Facility Authority, OR, (Rose Villa), 2.75%, 11/15/25	1,000	1,009,030

Colorado Health Facilities Authority, (Christian Living Neighborhoods), 4.00%, 1/1/22	300	300,711

Colorado Health Facilities Authority, (Christian Living Neighborhoods), 4.00%, 1/1/24	540	567,437

Colorado Health Facilities Authority, (Christian Living Neighborhoods), 4.00%, 1/1/27	200	214,250

Colorado Health Facilities Authority, (Christian Living Neighborhoods), 4.00%, 1/1/28	240	257,225

Colorado Health Facilities Authority, (Christian Living Neighborhoods), Series 2016, 4.00%, 1/1/21	300	300,186

Colorado Health Facilities Authority, (Christian Living Neighborhoods), Series 2019, 4.00%, 1/1/21	700	702,016

Colorado Health Facilities Authority, (Frasier Meadows Retirement Community), 5.00%, 5/15/21	1,135	1,151,673

Colorado Health Facilities Authority, (Frasier Meadows Retirement Community), 5.00%, 5/15/22	850	881,297

District of Columbia, (Ingleside at Rock Creek), 3.875%, 7/1/24	2,030	2,020,459

Franklin County Industrial Development Authority, PA, (Menno-Haven, Inc.), 5.00%, 12/1/21	250	257,405

Franklin County Industrial Development Authority, PA, (Menno-Haven, Inc.), 5.00%, 12/1/22	250	263,550

Franklin County Industrial Development Authority, PA, (Menno-Haven, Inc.), 5.00%, 12/1/23	355	382,367

Franklin County Industrial Development Authority, PA, (Menno-Haven, Inc.), 5.00%, 12/1/24	425	465,983

Franklin County Industrial Development Authority, PA, (Menno-Haven, Inc.), 5.00%, 12/1/30	500	552,985

Glendale Industrial Development Authority, AZ, (Terraces of Phoenix), 3.60%, 7/1/23	465	467,046

Security	Principal Amount (000’s omitted)	Value

Senior Living / Life Care (continued)

Hanover County Economic Development Authority, VA, (Covenant Woods), 3.625%, 7/1/28	$655	$632,809

Illinois Finance Authority, (Lifespace Communities, Inc.), 5.00%, 5/15/21	860	874,500

Illinois Finance Authority, (Lifespace Communities, Inc.), 5.00%, 5/15/22	415	432,633

Iowa Finance Authority, (Lifespace Communities, Inc.), 2.875%, 5/15/49	1,750	1,757,805

Lancaster County Hospital Authority, PA, (Brethren Village), 5.00%, 7/1/22	920	946,450

Lancaster County Hospital Authority, PA, (Moravian Manors, Inc.), 2.875%, 12/15/23	1,925	1,897,395

Massachusetts Development Finance Agency, (Linden Ponds, Inc.), 4.00%, 11/15/23(1)	2,055	2,079,393

Massachusetts Development Finance Agency, (NewBridge on the Charles, Inc.), 3.50%, 10/1/22(1)	500	508,995

Massachusetts Development Finance Agency, (NewBridge on the Charles, Inc.), 4.00%, 10/1/25(1)	515	544,123

Massachusetts Development Finance Agency, (NewBridge on the Charles, Inc.), 4.00%, 10/1/26(1)	1,000	1,061,280

Massachusetts Development Finance Agency, (NewBridge on the Charles, Inc.), 4.00%, 10/1/27(1)	400	426,116

Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 2.875% to 2/1/22 (Put Date), 2/1/34	2,000	1,997,760

Montgomery County Industrial Development Authority, PA, (Waverly Heights, Ltd.), 4.00%, 12/1/21	100	102,346

Montgomery County Industrial Development Authority, PA, (Waverly Heights, Ltd.), 4.00%, 12/1/22	100	104,148

Montgomery County Industrial Development Authority, PA, (Waverly Heights, Ltd.), 4.00%, 12/1/23	125	132,270

Montgomery County Industrial Development Authority, PA, (Waverly Heights, Ltd.), 4.00%, 12/1/24	150	160,808

Montgomery County Industrial Development Authority, PA, (Waverly Heights, Ltd.), 4.00%, 12/1/25	100	108,535

Montgomery County Industrial Development Authority, PA, (Waverly Heights, Ltd.), 4.00%, 12/1/26	150	164,211

Montgomery County Industrial Development Authority, PA, (Waverly Heights, Ltd.), 4.00%, 12/1/27	200	220,546

Montgomery County Industrial Development Authority, PA, (Waverly Heights, Ltd.), 4.00%, 12/1/28	200	219,928

Montgomery County Industrial Development Authority, PA, (Waverly Heights, Ltd.), 4.00%, 12/1/29	250	274,007

Montgomery County Industrial Development Authority, PA, (Whitemarsh Continuing Care Retirement Community), 4.00%, 1/1/23	1,060	1,068,226

National Finance Authority, NH, (The Vista), 5.25%, 7/1/39(1)	705	716,604

National Finance Authority, NH, (The Vista), 5.625%, 7/1/46(1)	425	436,632

13	See Notes to Financial Statements.

Eaton Vance

Short Duration Municipal Opportunities Fund

September 30, 2020

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Senior Living / Life Care (continued)

National Finance Authority, NH, (The Vista), 5.75%, 7/1/54(1)	$1,130	$1,164,036

New Hope Cultural Education Facilities Finance Corp., TX, (Longhorn Village), 5.00%, 1/1/21	540	543,332

New Hope Cultural Education Facilities Finance Corp., TX, (Longhorn Village), 5.00%, 1/1/23	1,795	1,888,376

New Hope Cultural Education Facilities Finance Corp., TX, (Longhorn Village), 5.00%, 1/1/30	630	686,045

New Mexico Hospital Equipment Loan Council, (Haverland Carter Lifestyle Group), 2.25%, 7/1/23	1,525	1,485,579

New Mexico Hospital Equipment Loan Council, (Haverland Carter Lifestyle Group), 2.375%, 7/1/24	1,525	1,474,050

New Mexico Hospital Equipment Loan Council, (Haverland Carter Lifestyle Group), 5.00%, 7/1/30	400	432,076

New Mexico Hospital Equipment Loan Council, (Haverland Carter Lifestyle Group), 5.00%, 7/1/31	670	720,471

New Mexico Hospital Equipment Loan Council, (Haverland Carter Lifestyle Group), 5.00%, 7/1/32	1,500	1,527,525

Norfolk Redevelopment and Housing Authority, VA, (Fort Norfolk Retirement Community, Inc. - Harbor’s Edge), 4.00%, 1/1/25	1,705	1,705,222

North Carolina Medical Care Commission, (Galloway Ridge), 4.00%, 1/1/25	250	256,273

North Carolina Medical Care Commission, (Galloway Ridge), 4.00%, 1/1/26	240	246,391

North Carolina Medical Care Commission, (Galloway Ridge), 5.00%, 1/1/27	565	611,827

North Carolina Medical Care Commission, (United Methodist Retirement Homes), 5.00%, 10/1/31	650	701,499

Palm Beach County Health Facilities Authority, FL, (Lifespace Communities, Inc.), 5.00%, 5/15/21	830	843,994

Palm Beach County Health Facilities Authority, FL, (Lifespace Communities, Inc.), 5.00%, 5/15/26	1,000	1,102,430

Polk County Industrial Development Authority, FL, (Carpenter’s Home Estates, Inc.), 5.00%, 1/1/29	440	486,270

Public Finance Authority, WI, (Penick Village), 4.00%, 9/1/29(1)	585	575,505

Rockville, MD, (Ingleside at King Farm), 3.50%, 11/1/26	525	514,831

Salem Hospital Facility Authority, OR, (Capital Manor), 5.00%, 5/15/23	210	223,831

Santa Fe, NM, (El Castillo Retirement Residences), 2.25%, 5/15/24	600	583,260

Santa Fe, NM, (El Castillo Retirement Residences), 2.625%, 5/15/25	1,000	977,570

South Carolina Jobs-Economic Development Authority, (South Carolina Episcopal Home at Still Hopes), 5.00%, 4/1/22	500	516,390

South Carolina Jobs-Economic Development Authority, (South Carolina Episcopal Home at Still Hopes), 5.00%, 4/1/23	1,365	1,436,267

Security	Principal Amount (000’s omitted)	Value

Senior Living / Life Care (continued)

South Carolina Jobs-Economic Development Authority, (South Carolina Episcopal Home at Still Hopes), 5.00%, 4/1/24	$1,450	$1,551,572

South Carolina Jobs-Economic Development Authority, (South Carolina Episcopal Home at Still Hopes), 5.00%, 4/1/25	1,510	1,639,482

South Carolina Jobs-Economic Development Authority, (South Carolina Episcopal Home at Still Hopes), 5.00%, 4/1/26	1,595	1,744,404

South Carolina Jobs-Economic Development Authority, (Woodlands at Furman), 4.00%, 11/15/24	200	202,342

South Carolina Jobs-Economic Development Authority, (Woodlands at Furman), 4.00%, 11/15/25	275	278,294

South Carolina Jobs-Economic Development Authority, (Woodlands at Furman), 5.00%, 11/15/27	300	321,678

South Carolina Jobs-Economic Development Authority, (Woodlands at Furman), 5.00%, 11/15/29	115	124,808

South Carolina Jobs-Economic Development Authority, (Woodlands at Furman), 5.00%, 11/15/30	180	195,633

St. Johns County Industrial Development Authority, FL, (Westminster St. Augustine), Prerefunded to 8/1/22, 4.125% to 8/1/24 (Put Date), 8/1/47	1,100	1,187,472

St. Louis County Industrial Development Authority, MO, (Friendship Village St. Louis Obligated Group), 5.00%, 9/1/23	2,015	2,124,294

St. Louis County Industrial Development Authority, MO, (Friendship Village St. Louis Obligated Group), 5.00%, 9/1/24	1,490	1,594,687

St. Louis County Industrial Development Authority, MO, (Friendship Village St. Louis Obligated Group), 5.00%, 9/1/25	1,615	1,749,223

Suffolk County Economic Development Corp., NY, (Peconic Landing at Southold, Inc.), 4.00%, 12/1/21(3)	310	315,013

Suffolk County Economic Development Corp., NY, (Peconic Landing at Southold, Inc.), 4.00%, 12/1/23(3)	235	244,962

Suffolk County Economic Development Corp., NY, (Peconic Landing at Southold, Inc.), 4.00%, 12/1/24(3)	245	257,867

Suffolk County Economic Development Corp., NY, (Peconic Landing at Southold, Inc.), 4.00%, 12/1/25(3)	250	265,205

Tarrant County Cultural Education Facilities Finance Corp., TX, (MRC Stevenson Oaks), 6.25%, 11/15/31	620	647,410

Tempe Industrial Development Authority, AZ, (Mirabella at ASU), 4.00%, 10/1/23(1)	2,000	1,996,080

Tulsa County Industrial Authority, OK, (Montereau, Inc.), 5.00%, 11/15/23	230	242,680

Vermont Economic Development Authority, (Wake Robin Corp.), 4.00%, 5/1/21	215	215,436

Vermont Economic Development Authority, (Wake Robin Corp.), 5.00%, 5/1/27	1,000	1,054,370

14	See Notes to Financial Statements.

Eaton Vance

Short Duration Municipal Opportunities Fund

September 30, 2020

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Senior Living / Life Care (continued)

Washington County, MD, (Diakon Lutheran Social Ministries), 5.00%, 1/1/21	$340	$342,268

Washington County, MD, (Diakon Lutheran Social Ministries), 5.00%, 1/1/23	365	385,710

Washington County, MD, (Diakon Lutheran Social Ministries), 5.00%, 1/1/24	350	377,454

Washington Housing Finance Commission, (Horizon House), 5.00%, 1/1/25(1)	1,165	1,279,158

Washington Housing Finance Commission, (Judson Park), 3.70%, 7/1/23(1)	285	289,489

Washington Housing Finance Commission, (Transforming Age), 2.375%, 1/1/26(1)	4,000	3,864,240

Washington Housing Finance Commission, (Transforming Age), 5.00%, 1/1/24(1)	180	191,718

Washington Housing Finance Commission, (Transforming Age), 5.00%, 1/1/25(1)	385	416,474

Washington Housing Finance Commission, (Transforming Age), 5.00%, 1/1/26(1)	400	436,932

Washington Housing Finance Commission, (Wesley Homes at Lea Hill), 3.20%, 7/1/21(1)	120	119,820

Wayzata, MN, (Folkestone Senior Living Community), 3.00%, 8/1/22	200	199,324

Wayzata, MN, (Folkestone Senior Living Community), 3.00%, 8/1/23	100	99,193

Wayzata, MN, (Folkestone Senior Living Community), 3.00%, 8/1/24	100	98,962

Wayzata, MN, (Folkestone Senior Living Community), 3.00%, 8/1/25	100	98,492

Wayzata, MN, (Folkestone Senior Living Community), 3.00%, 8/1/26	250	244,875

Wayzata, MN, (Folkestone Senior Living Community), 3.00%, 8/1/27	425	411,923

Wayzata, MN, (Folkestone Senior Living Community), 3.125%, 8/1/28	650	633,847

Westchester County Local Development Corp., NY, (Kendal on Hudson), 4.00%, 1/1/23	150	153,011

Wisconsin Health and Educational Facilities Authority, (Saint John’s Communities, Inc.), 4.00%, 9/15/22	200	205,758

Wisconsin Health and Educational Facilities Authority, (Saint John’s Communities, Inc.), 4.00%, 9/15/24	365	379,220

Wisconsin Health and Educational Facilities Authority, (Saint John’s Communities, Inc.), Series 2015B, 4.00%, 9/15/23	100	102,763

Wisconsin Health and Educational Facilities Authority, (Saint John’s Communities, Inc.), Series 2018A, 4.00%, 9/15/23	250	260,318

		$81,829,954

Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue — 1.7%

Baltimore, MD, (Harbor Point), 2.65%, 6/1/22(1)	$200	$199,448

Baltimore, MD, (Harbor Point), 2.70%, 6/1/23(1)	285	283,615

Baltimore, MD, (Harbor Point), 2.80%, 6/1/25(1)	125	123,863

Baltimore, MD, (Harbor Point), 2.85%, 6/1/26(1)	135	133,740

Baltimore, MD, (Harbor Point), 2.95%, 6/1/27(1)	175	173,114

Franklin County Convention Facilities Authority, OH, (Greater Columbus Convention Center Hotel Expansion), 5.00%, 12/1/25	250	257,082

Franklin County Convention Facilities Authority, OH, (Greater Columbus Convention Center Hotel Expansion), 5.00%, 12/1/26	330	339,006

Franklin County Convention Facilities Authority, OH, (Greater Columbus Convention Center Hotel Expansion), 5.00%, 12/1/27	325	333,336

Franklin County Convention Facilities Authority, OH, (Greater Columbus Convention Center Hotel Expansion), 5.00%, 12/1/28	425	432,131

Franklin County Convention Facilities Authority, OH, (Greater Columbus Convention Center Hotel Expansion), 5.00%, 12/1/29	400	402,080

Franklin County Convention Facilities Authority, OH, (Greater Columbus Convention Center Hotel Expansion), 5.00%, 12/1/30	680	680,326

Franklin County Convention Facilities Authority, OH, (Greater Columbus Convention Center Hotel Expansion), 5.00%, 12/1/31	785	778,116

Franklin County Convention Facilities Authority, OH, (Greater Columbus Convention Center Hotel Expansion), 5.00%, 12/1/32	660	653,770

Illinois Sports Facilities Authority, 5.00%, 6/15/22	315	329,651

Illinois Sports Facilities Authority, 5.00%, 6/15/23	250	267,990

Illinois, Sales Tax Revenue, 5.00%, 6/15/21	140	143,389

Illinois, Sales Tax Revenue, 5.00%, 6/15/22	945	998,326

Illinois, Sales Tax Revenue, 5.00%, 6/15/23	925	1,002,561

Ohio County Commission, WV, (Fort Henry Economic Opportunity Development District - The Highlands), 4.00%, 3/1/28	225	222,608

Sales Tax Securitization Corp., IL, 5.00%, 1/1/23	650	704,028

Sales Tax Securitization Corp., IL, 5.00%, 1/1/30	2,000	2,501,320

Sales Tax Securitization Corp., IL, Series 2018C, 5.00%, 1/1/29	1,525	1,887,386

Sales Tax Securitization Corp., IL, Series 2020A, 5.00%, 1/1/29	500	618,815

Sparks, NV, (Legends at Sparks Marina), 2.50%, 6/15/24(1)	1,125	1,119,060

		$14,584,761

15	See Notes to Financial Statements.

Eaton Vance

Short Duration Municipal Opportunities Fund

September 30, 2020

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Student Loan — 2.2%

Connecticut Higher Education Supplement Loan Authority, (AMT), 5.00%, 11/15/20	$550	$552,426

Connecticut Higher Education Supplement Loan Authority, (AMT), 5.00%, 11/15/22	750	804,638

Massachusetts Educational Financing Authority, (AMT), 3.50%, 7/1/33	5,380	5,454,405

Massachusetts Educational Financing Authority, (AMT), 5.00%, 7/1/21	3,900	4,015,479

Massachusetts Educational Financing Authority, (AMT), 5.00%, 7/1/23	1,000	1,101,230

New Jersey Higher Education Student Assistance Authority, (AMT), 5.00%, 12/1/23	4,475	4,976,826

Rhode Island Student Loan Authority, Series 2017, (AMT), 5.00%, 12/1/23	600	659,052

Rhode Island Student Loan Authority, Series 2018, (AMT), 5.00%, 12/1/23	1,250	1,373,025

		$18,937,081

Transportation — 9.3%

Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/30(3)	$5,000	$6,511,050

Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/31(3)	5,440	7,016,784

Denver City and County, CO, Airport System Revenue, (AMT), 5.00%, 12/1/24	5,000	5,829,850

E-470 Public Highway Authority, CO, 0.517%, (67% of 1 mo. USD LIBOR + 0.42%), 9/1/21 (Put Date), 9/1/39(2)	3,500	3,500,105

E-470 Public Highway Authority, CO, 1.151%, (67% of 1 mo. USD LIBOR + 1.05%), 9/1/21 (Put Date), 9/1/39(2)	3,375	3,384,652

Eagle County Air Terminal Corp., CO, (AMT), 4.00%, 5/1/26	1,000	1,096,100

Grand Parkway Transportation Corp., TX, 5.00%, 2/1/23	1,600	1,755,248

Maryland Economic Development Corp., (Purple Line Light Rail), (AMT), 5.00%, 3/31/24	1,000	995,570

Maryland Economic Development Corp., (Transportation Facilities), 5.00%, 6/1/23	1,480	1,600,280

Miami-Dade County, FL, Aviation Revenue, (AMT), 5.00%, 10/1/34	5,000	5,617,500

New Jersey Transportation Trust Fund Authority, 0.00%, 12/15/24	200	182,732

New Jersey Transportation Trust Fund Authority, 5.00%, 6/15/23	1,000	1,099,370

New Jersey Transportation Trust Fund Authority, (Transportation Program), 1.31%, (SIFMA + 1.20%), 12/15/21 (Put Date), 6/15/34(2)	13,000	13,004,810

New Jersey Transportation Trust Fund Authority, (Transportation System), 5.00%, 12/15/23	1,500	1,667,595

New Jersey Transportation Trust Fund Authority, (Transportation System), 5.00%, 12/15/24	2,000	2,274,980

Pennsylvania Turnpike Commission, 0.71%, (SIFMA + 0.60%), 12/1/23(2)	1,000	1,004,700

Port of Oakland, CA, (AMT), 5.00%, 11/1/24	2,000	2,345,260

Security	Principal Amount (000’s omitted)	Value

Transportation (continued)

South Carolina Transportation Infrastructure Bank, 0.554%, (67% of 1 mo. USD LIBOR + 0.45%), 10/1/22 (Put Date), 10/1/31(2)	$12,440	$12,378,422

South Jersey Port Corp., NJ, (AMT), 5.00%, 1/1/22	1,585	1,650,445

Susquehanna Area Regional Airport Authority, PA, (AMT), 5.00%, 1/1/21	2,000	2,008,980

Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 5.00%, 12/31/30	2,500	3,176,425

		$78,100,858

Water and Sewer — 0.1%

Henrico County, VA, Water and Sewer System Revenue, 4.00%, 5/1/31	$615	$761,505

		$761,505

Total Tax-Exempt Municipal Securities — 88.2% (identified cost $733,103,458)		$739,398,714

Tax-Exempt Mortgage-Backed Securities — 1.4%
Security	Principal Amount (000’s omitted)	Value

Federal Home Loan Mortgage Corp., Multifamily Variable Rate Certificates, (AMT), 2.304%, 5/15/27	$2,140	$2,275,590

FRETE 2017-ML01 Trust, Class A, (Freddie Mac guaranteed), 0.645%, (1 mo. USD LIBOR + 0.50%), 1/25/33(1)(2)	474	470,919

National Finance Authority, NH, Municipal Certificates, Series 2020 -1, Class A, 4.125%, 1/20/34	8,386	9,063,921

Total Tax-Exempt Mortgage-Backed Securities — 1.4% (identified cost $12,460,077)		$11,810,430

Taxable Municipal Securities — 2.8%
Security	Principal Amount (000’s omitted)	Value

Education — 0.4%

Florida Higher Educational Facilities Financing Authority, (Jacksonville University), 5.43%, 6/1/27(1)	$3,340	$3,372,632

		$3,372,632

Escrowed / Prerefunded — 0.1%

South Jersey Transportation Authority, NJ, Escrowed to Maturity, 4.20%, 11/1/21	$725	$754,399

		$754,399

16	See Notes to Financial Statements.

Eaton Vance

Short Duration Municipal Opportunities Fund

September 30, 2020

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

General Obligations — 1.3%

Amarillo Independent School District,TX, (PSF Guaranteed), 2.164%, 2/1/39(3)	$4,045	$4,122,947

Argyle Independent School District, TX, (PSF Guaranteed), 2.127%, 8/15/38(3)	1,450	1,457,076

Chicago Board of Education, IL, 5.182%, 12/1/21(5)	325	326,732

Chicago, IL, 7.75%, 1/1/42	2,659	2,878,261

Prosper Independent School District, TX, (PSF Guaranteed), 2.211%, 2/15/40(3)	2,295	2,315,127

		$11,100,143

Hospital — 0.4%

Doylestown Hospital Authority, PA, (Doylestown Hospital), 3.263%, 7/1/21	$1,000	$1,002,750

Doylestown Hospital Authority, PA, (Doylestown Hospital), 3.489%, 7/1/22	815	822,017

Oklahoma Development Finance Authority, (OU Medicine), 5.45%, 8/15/28	1,250	1,470,300

		$3,295,067

Insured – Hospital — 0.1%

Massachusetts Development Finance Agency, (Wellforce), (AGM), 3.653%, 7/1/22	$375	$391,534

		$391,534

Senior Living / Life Care — 0.4%

Berks County Industrial Development Authority, PA, (Highlands at Wyomissing), 3.20%, 5/15/21	$285	$285,912

St. Johns County Industrial Development Authority, FL, (Westminster St. Augustine), Prerefunded to 8/1/22, 5.50% to 8/1/24 (Put Date), 8/1/44	3,055	3,323,718

		$3,609,630

Special Tax Revenue — 0.1%

Ohio County Commission, WV, (Fort Henry Economic Opportunity Development District - The Highlands), 5.25%, 3/1/31	$330	$329,762

St. Louis Land Clearance for Redevelopment Authority, MO, (Kiel Opera House Renovation), 5.00%, 10/1/35	990	874,725

		$1,204,487

Total Taxable Municipal Securities — 2.8% (identified cost $23,170,818)		$23,727,892

Corporate Bonds & Notes — 0.9%
Security	Principal Amount (000’s omitted)	Value

Hospital — 0.4%

Harnett Health System, Inc., 4.25%, 4/1/32	$1,775	$1,741,648

St. Joseph’s Hospital & Medical Center, 3.926%, 7/1/22	1,250	1,281,200

		$3,022,848

Other — 0.5%

Morongo Band of Mission Indians, 7.00%, 10/1/39(1)	$3,470	$4,054,972

		$4,054,972

Total Corporate Bonds & Notes — 0.9% (identified cost $6,495,000)		$7,077,820

Closed-End Funds — 1.7%
Security	Shares	Value

BlackRock Municipal 2020 Term Trust	382,158	$5,743,835

Nuveen Intermediate Duration Municipal Term Fund	617,678	8,252,178

Total Closed-End Funds — 1.7% (identified cost $13,136,261)		$13,996,013

Total Investments — 95.0% (identified cost $788,365,614)		$796,010,869

Other Assets, Less Liabilities — 5.0%		$42,282,248

Net Assets — 100.0%		$838,293,117

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At September 30, 2020, the concentration of the Fund’s investments in the various states and territories, determined as a percentage of net assets, is as follows:

Illinois	11.1%

Others, representing less than 10% individually	82.2%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At September 30, 2020, 7.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from less than 0.05% to 4.4% of total investments.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified

17	See Notes to Financial Statements.

Eaton Vance

Short Duration Municipal Opportunities Fund

September 30, 2020

Portfolio of Investments (Unaudited) — continued

institutional buyers). At September 30, 2020, the aggregate value of these securities is $65,620,492 or 7.8% of the Fund’s net assets.

(2)	Floating rate security. The stated interest rate represents the rate in effect at September 30, 2020.

(3)	When-issued/delayed delivery security.

(4)	Amount is less than 0.05%.

(5)

Build America Bond. Represents taxable municipal obligation issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.

Abbreviations:

AGC	–	Assured Guaranty Corp.

AGM	–	Assured Guaranty Municipal Corp.

AMBAC	–	AMBAC Financial Group, Inc.

AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	–	Build America Mutual Assurance Co.

LIBOR	–	London Interbank Offered Rate

Liq	–	Liquidity Provider

NPFG	–	National Public Finance Guarantee Corp.

PSF	–	Permanent School Fund

SIFMA	–	Securities Industry and Financial Markets Association Municipal Swap Index

Currency Abbreviations:

USD	–	United States Dollar

18	See Notes to Financial Statements.

Eaton Vance

Short Duration Municipal Opportunities Fund

September 30, 2020

Statement of Assets and Liabilities (Unaudited)

Assets	September 30, 2020

Investments, at value (identified cost, $788,365,614)	$796,010,869

Cash	60,289,820

Interest and dividends receivable	6,587,635

Receivable for investments sold	2,084,445

Receivable for Fund shares sold	3,049,566

Total assets	$868,022,335

Liabilities

Payable for when-issued/delayed delivery securities	$26,878,126

Payable for Fund shares redeemed	2,108,893

Distributions payable	194,359

Payable to affiliates:

Investment adviser and administration fee	275,384

Distribution and service fees	45,911

Accrued expenses	226,545

Total liabilities	$29,729,218

Net Assets	$838,293,117

Sources of Net Assets

Paid-in capital	$832,694,508

Distributable earnings	5,598,609

Net Assets	$838,293,117

Class A Shares

Net Assets	$169,789,453

Shares Outstanding	16,759,935

Net Asset Value and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$10.13

Maximum Offering Price Per Share

(100 ÷ 97.75 of net asset value per share)	$10.36

Class C Shares

Net Assets	$34,464,000

Shares Outstanding	3,551,479

Net Asset Value and Offering Price Per Share*

(net assets ÷ shares of beneficial interest outstanding)	$9.70

Class I Shares

Net Assets	$634,039,664

Shares Outstanding	62,553,872

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$10.14

On sales of $100,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

19	See Notes to Financial Statements.

Eaton Vance

Short Duration Municipal Opportunities Fund

September 30, 2020

Statement of Operations (Unaudited)

Investment Income	Six Months Ended September 30, 2020

Interest	$9,162,333

Dividends	180,346

Total investment income	$9,342,679

Expenses

Investment adviser and administration fee	$1,647,218

Distribution and service fees

Class A	122,977

Class C	156,519

Trustees’ fees and expenses	22,261

Custodian fee	104,573

Transfer and dividend disbursing agent fees	117,746

Legal and accounting services	31,554

Printing and postage	19,536

Registration fees	66,585

Miscellaneous	61,232

Total expenses	$2,350,201

Net investment income	$6,992,478

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$(386,222)

Net realized loss	$(386,222)

Change in unrealized appreciation (depreciation) —

Investments	$19,549,648

Net change in unrealized appreciation (depreciation)	$19,549,648

Net realized and unrealized gain	$19,163,426

Net increase in net assets from operations	$26,155,904

20	See Notes to Financial Statements.

Eaton Vance

Short Duration Municipal Opportunities Fund

September 30, 2020

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended September 30, 2020 (Unaudited)	Year Ended March 31, 2020

From operations —

Net investment income	$6,992,478	$14,524,336

Net realized loss	(386,222)	(1,782,904)

Net change in unrealized appreciation (depreciation)	19,549,648	(18,066,910)

Net increase (decrease) in net assets from operations	$26,155,904	$(5,325,478)

Distributions to shareholders —

Class A	$(1,320,466)	$(2,600,744)

Class C	(150,432)	(399,012)

Class I	(5,510,686)	(11,848,973)

Total distributions to shareholders	$(6,981,584)	$(14,848,729)

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Class A	$36,081,437	$127,045,802

Class C	3,890,761	16,363,186

Class I	172,244,457	483,827,640

Net asset value of shares issued to shareholders in payment of distributions declared

Class A	1,072,510	1,936,736

Class C	119,060	318,203

Class I	4,568,094	9,786,651

Cost of shares redeemed

Class A	(34,419,160)	(56,698,982)

Class C	(5,231,812)	(8,185,314)

Class I	(173,589,427)	(301,596,591)

Net asset value of shares converted

Class A	287,204	846,321

Class C	(287,204)	(846,321)

Net increase in net assets from Fund share transactions	$4,735,920	$272,797,331

Net increase in net assets	$23,910,240	$252,623,124

Net Assets

At beginning of period	$814,382,877	$561,759,753

At end of period	$838,293,117	$814,382,877

21	See Notes to Financial Statements.

Eaton Vance

Short Duration Municipal Opportunities Fund

September 30, 2020

Financial Highlights

	Class A

	Six Months Ended September 30, 2020 (Unaudited)		Year Ended March 31,
			2020	2019		2018		2017		2016

Net asset value — Beginning of period	$9.900		$10.070	$9.950		$9.830		$10.060		$10.030

Income (Loss) From Operations

Net investment income(1)	$0.081		$0.196	$0.224		$0.212		$0.248		$0.264

Net realized and unrealized gain (loss)	0.230		(0.163)	0.121		0.117		(0.235)		0.027

Total income from operations	$0.311		$0.033	$0.345		$0.329		$0.013		$0.291

Less Distributions

From net investment income	$(0.081)		$(0.197)	$(0.225)		$(0.209)		$(0.243)		$(0.261)

From net realized gain	—		(0.006)	—		—		—		—

Total distributions	$(0.081)		$(0.203)	$(0.225)		$(0.209)		$(0.243)		$(0.261)

Net asset value — End of period	$10.130		$9.900	$10.070		$9.950		$9.830		$10.060

Total Return(2)	3.15	%(3)	0.29%	3.52	%(4)	3.36	%(4)	0.13	%(4)	2.95%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$169,789		$162,846	$94,489		$36,045		$24,526		$35,441

Ratios (as a percentage of average daily net assets):

Expenses(5)	0.65	%(6)	0.66%	0.70	%(4)	0.70	%(4)	0.80	%(4)(7)	0.77%

Net investment income	1.61	%(6)	1.93%	2.25%		2.13%		2.48%		2.65%

Portfolio Turnover	10	%(3)	52%	48%		55%		82%		9%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

The investment adviser and administrator reimbursed certain operating expenses (equal to 0.01%, 0.15% and 0.22% of average daily net assets for the years ended March 31, 2019, 2018 and 2017, respectively). Absent this reimbursement, total return would be lower.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

(7)	Includes interest expense of 0.01%.

22	See Notes to Financial Statements.

Eaton Vance

Short Duration Municipal Opportunities Fund

September 30, 2020

Financial Highlights — continued

	Class C

	Six Months Ended September 30, 2020 (Unaudited)		Year Ended March 31,
			2020	2019		2018		2017		2016

Net asset value — Beginning of period	$9.480		$9.650	$9.530		$9.410		$9.640		$9.610

Income (Loss) From Operations

Net investment income(1)	$0.042		$0.117	$0.144		$0.131		$0.165		$0.181

Net realized and unrealized gain (loss)	0.219		(0.165)	0.120		0.117		(0.234)		0.027

Total income (loss) from operations	$0.261		$(0.048)	$0.264		$0.248		$(0.069)		$0.208

Less Distributions

From net investment income	$(0.041)		$(0.116)	$(0.144)		$(0.128)		$(0.161)		$(0.178)

From net realized gain	—		(0.006)	—		—		—		—

Total distributions	$(0.041)		$(0.122)	$(0.144)		$(0.128)		$(0.161)		$(0.178)

Net asset value — End of period	$9.700		$9.480	$9.650		$9.530		$9.410		$9.640

Total Return(2)	2.76	%(3)	(0.53)%	2.79	%(4)	2.64	%(4)	(0.73	)%(4)	2.20%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$34,464		$35,156	$28,258		$16,403		$9,324		$10,396

Ratios (as a percentage of average daily net assets):

Expenses(5)	1.40	%(6)	1.41%	1.45	%(4)	1.45	%(4)	1.55	%(4)(7)	1.52%

Net investment income	0.87	%(6)	1.20%	1.51%		1.37%		1.72%		1.89%

Portfolio Turnover	10	%(3)	52%	48%		55%		82%		9%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

The investment adviser and administrator reimbursed certain operating expenses (equal to 0.01%, 0.15% and 0.24% of average daily net assets for the years ended March 31, 2019, 2018 and 2017, respectively). Absent this reimbursement, total return would be lower.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

(7)	Includes interest expense of 0.01%.

23	See Notes to Financial Statements.

Eaton Vance

Short Duration Municipal Opportunities Fund

September 30, 2020

Financial Highlights — continued

	Class I

	Six Months Ended September 30, 2020 (Unaudited)		Year Ended March 31,
			2020	2019		2018		2017		2016

Net asset value — Beginning of period	$9.900		$10.080	$9.950		$9.830		$10.060		$10.030

Income (Loss) From Operations

Net investment income(1)	$0.088		$0.212	$0.237		$0.226		$0.269		$0.278

Net realized and unrealized gain (loss)	0.240		(0.173)	0.133		0.118		(0.242)		0.027

Total income from operations	$0.328		$0.039	$0.370		$0.344		$0.027		$0.305

Less Distributions

From net investment income	$(0.088)		$(0.213)	$(0.240)		$(0.224)		$(0.257)		$(0.275)

From net realized gain	—		(0.006)	—		—		—		—

Total distributions	$(0.088)		$(0.219)	$(0.240)		$(0.224)		$(0.257)		$(0.275)

Net asset value — End of period	$10.140		$9.900	$10.080		$9.950		$9.830		$10.060

Total Return(2)	3.33	%(3)	0.34%	3.78	%(4)	3.51	%(4)	0.27	%(4)	3.10%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$634,040		$616,381	$439,012		$84,347		$7,755		$15,931

Ratios (as a percentage of average daily net assets):

Expenses(5)	0.50	%(6)	0.51%	0.55	%(4)	0.55	%(4)	0.68	%(4)(7)	0.62%

Net investment income	1.77	%(6)	2.09%	2.37%		2.26%		2.68%		2.79%

Portfolio Turnover	10	%(3)	52%	48%		55%		82%		9%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)

The investment adviser and administrator reimbursed certain operating expenses (equal to 0.01%, 0.15% and 0.11% of average daily net assets for the years ended March 31, 2019, 2018 and 2017, respectively). Absent this reimbursement, total return would be lower.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

(7)	Includes interest expense of 0.01%.

24	See Notes to Financial Statements.

Eaton Vance

Short Duration Municipal Opportunities Fund

September 30, 2020

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Short Duration Municipal Opportunities Fund (the Fund) is a non-diversified series of Eaton Vance Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek to maximize after-tax total return. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective January 25, 2019, Class C shares generally automatically convert to Class A shares ten years after their purchase and, effective November 5, 2020, will automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Distributions from investment companies are recorded on the ex-dividend date as income, capital gains or return of capital based on the nature of the distribution.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. The Fund intends to satisfy conditions which will enable it to designate distributions from the interest and dividend income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by the Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

As of September 30, 2020, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

25

Eaton Vance

Short Duration Municipal Opportunities Fund

September 30, 2020

Notes to Financial Statements (Unaudited) — continued

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  When-Issued Securities and Delayed Delivery Transactions — The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Fund maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

I  Interim Financial Statements — The interim financial statements relating to September 30, 2020 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

The net investment income of the Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The cost and unrealized appreciation (depreciation) of investments of the Fund at September 30, 2020, as determined on a federal income tax basis, were as follows:

Aggregate cost	$788,143,923

Gross unrealized appreciation	$14,571,698

Gross unrealized depreciation	(6,704,752)

Net unrealized appreciation	$7,866,946

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by Eaton Vance Management (EVM), a wholly-owned subsidiary of Eaton Vance Corp., as compensation for investment advisory and administrative services rendered to the Fund. The fee is computed at an annual rate of 0.40% of the Fund’s average daily net assets up to $1 billion, and at a reduced rate on daily net assets of $1 billion or more, and is payable monthly. For the six months ended September 30, 2020, the investment adviser and administration fee amounted to $1,647,218 or 0.40% (annualized) of the Fund’s average daily net assets.

Prior to August 1, 2020, EVM had agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding such expenses as borrowing costs, taxes or litigation expenses) exceeded 0.70%, 1.45% and 0.55% of the Fund’s average daily net assets for Class A, Class C and Class I, respectively. Pursuant to this agreement, no operating expenses were allocated to EVM for the six months ended September 30, 2020.

26

Eaton Vance

Short Duration Municipal Opportunities Fund

September 30, 2020

Notes to Financial Statements (Unaudited) — continued

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended September 30, 2020, EVM earned $2,642 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $2,417 as its portion of the sales charge on sales of Class A shares for the six months ended September 30, 2020. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended September 30, 2020, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee not exceeding 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Trustees approved distribution and service fee payments equal to 0.15% per annum of the Fund’s average daily net assets attributable to Class A shares. Distribution and service fees paid or accrued to EVD for the six months ended September 30, 2020 amounted to $122,977 for Class A shares.

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended September 30, 2020, the Fund paid or accrued to EVD $130,432 for Class C shares.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts not exceeding 0.25% per annum of its average daily net assets attributable to Class C shares. The Trustees approved service fee payments equal to 0.15% per annum of the Fund’s average daily net assets attributable to Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the Class C sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended September 30, 2020 amounted to $26,087 for Class C shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended September 30, 2020, the Fund was informed that EVD received approximately $69,000 and $4,000 of CDSCs paid by Class A and Class C shareholders, respectively.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $76,734,353 and $138,412,783, respectively, for the six months ended September 30, 2020.

27

Eaton Vance

Short Duration Municipal Opportunities Fund

September 30, 2020

Notes to Financial Statements (Unaudited) — continued

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended September 30, 2020 (Unaudited)	Year Ended March 31, 2020

Sales	3,617,106	12,444,611

Issued to shareholders electing to receive payments of distributions in Fund shares	107,402	190,411

Redemptions	(3,450,333)	(5,641,070)

Converted from Class C shares	28,891	83,985

Net increase	303,066	7,077,937

Class C	Six Months Ended September 30, 2020 (Unaudited)	Year Ended March 31, 2020

Sales	407,341	1,676,665

Issued to shareholders electing to receive payments of distributions in Fund shares	12,471	32,673

Redemptions	(547,124)	(841,221)

Converted to Class A shares	(30,157)	(87,679)

Net increase (decrease)	(157,469)	780,438

Class I	Six Months Ended September 30, 2020 (Unaudited)	Year Ended March 31, 2020

Sales	17,318,297	47,556,210

Issued to shareholders electing to receive payments of distributions in Fund shares	457,436	961,712

Redemptions	(17,480,047)	(29,816,539)

Net increase	295,686	18,701,383

8  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in an $800 million unsecured line of credit agreement with a group of banks, which is in effect through October 27, 2020. In connection with the renewal of the agreement on October 29, 2019, funds managed by Calvert Research and Management, an affiliate of EVM, were added as participating funds to the agreement and the borrowing limit was increased from $625 million. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended September 30, 2020.

Effective October 27, 2020, the Fund renewed its line of credit agreement, which expires October 26, 2021, at substantially the same terms.

28

Eaton Vance

Short Duration Municipal Opportunities Fund

September 30, 2020

Notes to Financial Statements (Unaudited) — continued

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2020, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Municipal Securities	$—	$739,398,714	$—	$739,398,714

Tax-Exempt Mortgage-Backed Securities	—	11,810,430	—	11,810,430

Taxable Municipal Securities	—	23,727,892	—	23,727,892

Corporate Bonds & Notes	—	7,077,820	—	7,077,820

Closed-End Funds	13,996,013	—	—	13,996,013

Total Investments	$13,996,013	$782,014,856	$—	$796,010,869

10  Risks and Uncertainties

Pandemic Risk

An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in December 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, the economies of individual countries, individual companies, and the market in general, and may continue to do so in significant and unforeseen ways, as may other epidemics and pandemics that may arise in the future. Any such impact could adversely affect the Fund’s performance, or the performance of the securities in which the Fund invests.

11  Subsequent Event

On October 8, 2020, Morgan Stanley and Eaton Vance Corp. (“Eaton Vance”) announced that they had entered into a definitive agreement under which Morgan Stanley would acquire Eaton Vance. Under the Investment Company Act of 1940, as amended, consummation of this transaction may result in the automatic termination of the Fund’s investment advisory agreement, and any related sub-advisory agreement(s), if applicable. Thus, the Fund’s Board will be asked to approve a new investment advisory agreement (and new sub-advisory agreement(s), if applicable). If approved by the Fund’s Board, the new investment advisory agreement (and new sub-advisory agreement(s), if applicable) is expected to be presented to Fund shareholders for approval, and, if approved, would take effect upon the closing of the transaction.

29

Eaton Vance

Short Duration Municipal Opportunities Fund

September 30, 2020

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting held on April 22, 2020 (the “April 2020 Meeting”), the Boards of Trustees/Directors comprised of the same individuals (collectively, the “Board”) that oversees a majority of the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements(1) for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee exclusively comprised of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of formal meetings held between February and April 2020. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.

In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (additional fund-specific information is referenced below under “Results of the Contract Review Process”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, as relevant, total return data, income data, Sharpe ratios and information ratios) to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;

•

In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board;

•

Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other mutual funds, collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund(s), if any;

•	Profitability analyses with respect to the adviser and sub-adviser to each of the funds;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;

•	The procedures and processes used to determine the fair value of fund assets, when necessary, and actions taken to monitor and test the effectiveness of such procedures and processes;

•

Information about the policies and practices of each fund’s adviser and sub-adviser (in the context of a sub-adviser, only those with trading responsibilities) with respect to trading, including their processes for seeking best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser (in the context of a sub-adviser, only those with trading responsibilities) to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to the portfolio turnover rate of each fund;

Information about each Adviser and Sub-adviser

•	Reports detailing the financial results and condition of the adviser and sub-adviser to each fund;

•

Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other mutual funds and investment accounts, as applicable;

•	The Code of Ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;

(1)

Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report.

30

Eaton Vance

Short Duration Municipal Opportunities Fund

September 30, 2020

Board of Trustees’ Contract Approval — continued

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, if any, including descriptions of their various compliance programs and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund, if any;

•

A description of Eaton Vance Management’s and Boston Management and Research’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning oversight of the relationship with the custodian, subcustodians and fund accountants by the adviser and/or administrator to each of the funds;

•

For an Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices, trading volume data, distribution rates and other relevant matters; and

•	The terms of each investment advisory agreement and sub-advisory agreement.

During the various meetings of the Board and its committees throughout the twelve months ended April 2020, the Trustees received information from portfolio managers and other investment professionals of the advisers and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Trustees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management, Boston Management and Research and fund sub-advisers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular teleconferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.

The Contract Review Committee was advised throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.

In voting its approval of the continuation of existing investment advisory agreements and sub-advisory agreements at the April 2020 Meeting, the Board relied on an order issued by the Securities and Exchange Commission on March 25, 2020, which provided temporary relief from the in-person voting requirements under Section 15 of the 1940 Act in response to the impacts of the COVID-19 pandemic.

Results of the Contract Review Process

Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory and administrative agreement between Eaton Vance Short Duration Municipal Opportunities Fund (the “Fund”) and Eaton Vance Management (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, recommended to the Board approval of the agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory and administrative agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory and administrative agreement for the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.

The Board considered the Adviser’s management capabilities and investment processes in light of the types of investments held by the Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. In particular, the Board considered, where relevant, the abilities and experience of the Adviser’s investment professionals in analyzing factors such as credit risk, tax efficiency, and special considerations relevant to investing in municipal obligations. The Board considered the Adviser’s municipal bond team, which includes investment professionals and credit specialists who provide services to the Fund. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Adviser and other factors, including the reputation

31

Eaton Vance

Short Duration Municipal Opportunities Fund

September 30, 2020

Board of Trustees’ Contract Approval — continued

and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered other administrative services provided or overseen by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory and administrative agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as appropriate benchmark indices. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended September 30, 2019. In this regard, the Board noted that the performance of the Fund was higher than the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was higher than its primary benchmark index and lower than its secondary benchmark index for the three-year period. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended September 30, 2019, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered certain factors identified by management in response to inquiries from the Contract Review Committee regarding the Fund’s total expense ratio relative to comparable funds.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution or other services.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are deemed not to be excessive.

The Board also considered direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their respective relationships with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from any economies of scale in the future.

32

Eaton Vance

Short Duration Municipal Opportunities Fund

September 30, 2020

Liquidity Risk Management Program

The Fund has implemented a written liquidity risk management program (Program) and related procedures to manage its liquidity in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (Liquidity Rule). The Liquidity Rule defines “liquidity risk” as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of the remaining investors’ interests in the fund. The Fund’s Board of Trustees/Directors has designated the investment adviser to serve as the administrator of the Program and the related procedures. The administrator has established a Liquidity Risk Management Oversight Committee (Committee) to perform the functions necessary to administer the Program. As part of the Program, the administrator is responsible for identifying illiquid investments and categorizing the relative liquidity of the Fund’s investments in accordance with the Liquidity Rule. Under the Program, the administrator assesses, manages, and periodically reviews the Fund’s liquidity risk, and is responsible for making certain reports to the Fund’s Board of Trustees/Directors and the Securities and Exchange Commission (SEC) regarding the liquidity of the Fund’s investments, and to notify the Board of Trustees/Directors and the SEC of certain liquidity events specified in the Liquidity Rule. The liquidity of the Fund’s portfolio investments is determined based on a number of factors including, but not limited to, relevant market, trading and investment-specific considerations under the Program.

At a meeting of the Fund’s Board of Trustees/Directors, the Committee provided a written report to the Fund’s Board of Trustees/Directors pertaining to the operation, adequacy, and effectiveness of implementation of the Program, as well as the operation of the highly liquid investment minimum (if applicable) for the period December 1, 2018 through December 31, 2019 (Review Period). The Program operated effectively during the Review Period, supporting the administrator’s ability to assess, manage and monitor Fund liquidity risk, including during periods of market volatility and net redemptions. During the Review Period, the Fund met redemption requests on a timely basis.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

33

Eaton Vance

Short Duration Municipal Opportunities Fund

September 30, 2020

Officers and Trustees

Officers

Eric A. Stein

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Keith Quinton

Marcus L. Smith

Susan J. Sutherland

Scott E. Wennerholm

*	Interested Trustee

34

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each entity listed below has adopted a privacy policy and procedures (“Privacy Program”) Eaton Vance believes is reasonably designed to protect your personal information and to govern when and with whom Eaton Vance may share your personal information.

•

At the time of opening an account, Eaton Vance generally requires you to provide us with certain information such as name, address, social security number, tax status, account numbers, and account balances. This information is necessary for us to both open an account for you and to allow us to satisfy legal requirements such as applicable anti-money laundering reviews and know-your-customer requirements.

•

On an ongoing basis, in the normal course of servicing your account, Eaton Vance may share your information with unaffiliated third parties that perform various services for Eaton Vance and/or your account. These third parties include transfer agents, custodians, broker/dealers and our professional advisers, including auditors, accountants, and legal counsel. Eaton Vance may additionally share your personal information with our affiliates.

•	We believe our Privacy Program is reasonably designed to protect the confidentiality of your personal information and to prevent unauthorized access to that information.

•

We reserve the right to change our Privacy Program at any time upon proper notification to you. You may want to review our Privacy Program periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of protecting your personal information applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, and Calvert Funds. This Privacy Notice supersedes all previously issued privacy disclosures. For more information about our Privacy Program or about how your personal information may be used, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

35

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Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

23358    9.30.20

Item 2.	Code of Ethics

Not required in this filing.

Item 3.	Audit Committee Financial Expert

Not required in this filing.

Item 4.	Principal Accountant Fees and Services

Not required in this filing.

Item 5.	Audit Committee of Listed Registrants

Not applicable.

Item 6.	Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders

No material changes.

Item 11.	Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13.	Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Investment Trust

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	November 23, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	November 23, 2020

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	November 23, 2020